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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Corporate Bond Fund
Effective September 24, 2012, after the close of the reporting period, Invesco Van Kampen Corporate Bond Fund was renamed Invesco Corporate Bond Fund.
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: ACCBX ▪ B: ACCDX ▪ C: ACCEX ▪ R: ACCZX ▪ Y: ACCHX   Institutional: ACCWX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
26	Financial Statements
28	Notes to Financial Statements
37	Financial Highlights
38	Fund Expenses
39	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.89%

Class B Shares	5.04

Class C Shares	4.69

Class R Shares	4.91

Class Y Shares	5.16

Institutional Class Shares	5.25

Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)*	4.63

Barclays U.S. Corporate Investment Grade Bond Index▪ (Former Broad Market/Style-Specific Index)*	4.69

Lipper BBB Rated Funds Index▼ (Peer Group Index)	4.77
Source(s): ▼Lipper Inc., ▪Invesco, Barclays via FactSet Research Systems Inc.

*	During the reporting period, the Fund has elected to use the Barclays U.S. Credit Index as its broad market and style-specific index rather than the Barclays U.S. Corporate Investment Grade Bond Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.
     The Barclays U.S. Corporate Investment Grade Bond Index consists of publicly issued, fixed-rate, nonconvertible, investment-grade debt securities.
     The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.1
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
1	A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

2 Invesco Corporate Bond Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

Inception (9/23/71)		7.42%

10	Years	5.92

5	Years	6.41

1	Year	5.11

Class B Shares

Inception (9/28/92)		5.88%

10	Years	5.86

5	Years	6.83

1	Year	5.50

Class C Shares

Inception (8/30/93)		5.10%

10	Years	5.69

5	Years	6.72

1	Year	8.65

Class R Shares

10	Years	6.19%

5	Years	7.21

1	Year	10.23

Class Y Shares

Inception (8/12/05)		6.41%

5	Years	7.74

1	Year	10.76

Institutional Class Shares

10	Years	6.54%

5	Years	7.65

1	Year	10.96
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Share class returns will differ from the predecessor fund because of different expenses.
     Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/23/71)		7.38%

10	Years	5.64

5	Years	6.09

1	Year	3.40

Class B Shares

Inception (9/28/92)		5.77%

10	Years	5.59

5	Years	6.48

1	Year	3.73

Class C Shares

Inception (8/30/93)		4.99%

10	Years	5.42

5	Years	6.39

1	Year	6.75

Class R Shares

10	Years	5.90%

5	Years	6.89

1	Year	8.46

Class Y Shares

Inception (8/12/05)		6.11%

5	Years	7.45

1	Year	8.99

Institutional Class Shares

10	Years	6.25%

5	Years	7.32

1	Year	9.17
predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C, Class R, Class Y and Institutional Class shares was 0.92%, 0.92%, 1.63%, 1.17%, 0.67% and 0.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Corporate Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–79.82%
Advertising–0.54%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$35,000	$36,575

Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	1,070,000	1,125,665

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,830,000	4,303,905

		5,466,145

Aerospace & Defense–0.27%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	100,000	105,000

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	520,000	588,250

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	120,000	129,300

7.13%, 03/15/21	255,000	277,312

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	153,125

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,375,000	1,497,829

		2,750,816

Agricultural Products–0.83%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	2,285,000	2,416,255

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,002,648

Ingredion Inc., Sr. Unsec. Notes,
3.20%, 11/01/15	2,000,000	2,101,441

6.63%, 04/15/37	1,495,000	1,889,191

		8,409,535

Airlines–1.87%
America West Airlines Pass Through Trust–Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,240,897	1,290,533

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	435,000	429,563

American Airlines
Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	544,727	592,731

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	3,243,457	3,292,108

Continental Airlines
Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	172,309	176,617

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,443,697	2,840,798

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	97,748	107,248

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,272,952	2,278,634

Delta Air Lines
Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	517,412	591,467

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	81,600

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,281,384	2,456,765

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	107,756

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	656,294	714,130

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	2,570,000	2,643,887

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	310,000	337,125

Sr. Sec. Notes, 9.50%, 09/15/14(b)	79,000	83,444

UAL
Pass Through Trust,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	364,022	420,445

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	398,667	461,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Airlines–(continued)

US Airways
Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	$195,940	$179,775

		19,086,083

Alternative Carriers–0.10%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	217,044

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	286,237

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	220,000	221,100

Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	115,000	121,325

8.63%, 07/15/20	50,000	53,875

9.38%, 04/01/19	125,000	137,500

		1,037,081

Aluminum–0.02%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	251,406

Apparel Retail–0.14%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	298,375

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	375,000	406,172

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	342,875

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	301,875

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	84,562

		1,433,859

Apparel, Accessories & Luxury Goods–0.26%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	385,000	418,688

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	585,000	582,075

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	1,008,787

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	636,322

		2,645,872

Asset Management & Custody Banks–0.21%
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	2,065,000	2,112,311

Auto Parts & Equipment–0.04%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	380,000	403,750

Automobile Manufacturers–0.08%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	425,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	355,000	437,537

		862,537

Automotive Retail–1.02%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	6,860,000	7,878,597

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,521,988

		10,400,585

Biotechnology–0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	120,000	128,700

Brewers–0.88%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
2.88%, 02/15/16	1,500,000	1,601,149

4.13%, 01/15/15	1,280,000	1,386,696

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Brewers–(continued)

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	$2,000,000	$2,166,801

SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	1,965,000	2,149,805

4.95%, 01/15/42(b)	1,380,000	1,615,147

		8,919,598

Broadcasting–0.94%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	238,150

Clear Channel Worldwide Holdings Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	340,000	332,350

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,399,829

Sr. Unsec. Notes,
8.38%, 03/01/39(b)	2,185,000	3,307,426

9.38%, 01/15/19(b)	1,860,000	2,537,481

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,727,556

		9,542,792

Building Products–0.33%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	185,525

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	275,000	266,750

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	440,000	482,900

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	255,000	276,356

Gibraltar Industries Inc.– Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	330,000	339,282

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	95,000	102,481

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	705,000	754,350

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	220,000	225,500

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	285,000	307,800

Sr. Unsec. Notes, 9.75%, 01/15/18	375,000	403,125

		3,344,069

Cable & Satellite–3.45%
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,442,269

Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/18	2,005,000	2,433,049

6.50%, 01/15/15	4,425,000	5,014,922

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,440,796

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	1,235,000	1,273,497

5.15%, 03/15/42	1,085,000	1,115,631

DISH DBS Corp., Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	380,000	386,650

5.88%, 07/15/22(b)	70,000	70,963

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	485,000	525,012

7.50%, 04/01/21	350,000	380,625

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	270,000	292,275

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	275,000	250,938

NBC Universal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	1,825,000	1,865,315

5.15%, 04/30/20	1,050,000	1,240,147

5.95%, 04/01/41	1,735,000	2,165,864

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	4,212,781

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,671,612

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	355,000	385,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Cable & Satellite–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	$1,885,000	$2,170,214

6.50%, 01/15/18	5,230,000	5,768,326

		35,106,778

Casinos & Gaming–0.45%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	307,087

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	182,650

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	35,000	29,138

Caesars Operating Escrow LLC/Caesars Escrow Corp, Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	200,000	200,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	40,000	41,200

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	311,884	332,936

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	215,000	229,513

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	30,000	32,025

Codere Finance Luxembourg SA (Luxembourg), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	40,000	31,800

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,005,000	1,053,994

Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	450,000	457,875

8.63%, 02/01/19(b)	60,000	64,050

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	271,000	280,485

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	300,000	289,500

Sr. Sec. Notes, 9.13%, 02/01/15(b)	361,000	361,902

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 7.75%, 08/15/20	55,000	61,875

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	660,000	673,200

		4,629,230

Coal & Consumable Fuels–0.08%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	125,000	135,625

8.25%, 04/01/20	460,000	496,800

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	195,000	199,144

		831,569

Communications Equipment–0.08%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	365,000	334,887

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	135,000	145,800

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	105,213

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	190,000	199,025

		784,925

Computer & Electronics Retail–0.25%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.00%, 07/15/13	2,070,000	2,128,219

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	390,000	423,150

		2,551,369

Computer Storage & Peripherals–0.01%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	60,000	64,350

7.75%, 12/15/18	80,000	87,800

		152,150

Construction & Engineering–0.33%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	380,000	415,150

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	210,000	218,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Construction & Engineering–(continued)

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	$640,000	$644,800

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	2,070,000	2,106,972

		3,385,847

Construction & Farm Machinery & Heavy Trucks–0.71%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	129,388

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	255,000	259,781

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	5,415,000	5,718,147

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	222,500

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	600,000	573,750

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	270,000	283,837

		7,187,403

Construction Materials–0.38%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	475,000	486,533

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes,
4.13%, 01/15/16	1,140,000	1,177,415

8.13%, 07/15/18	1,395,000	1,696,682

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	505,000	540,981

		3,901,611

Consumer Finance–2.08%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 06/26/15	235,000	241,463

7.50%, 09/15/20	995,000	1,143,006

8.00%, 03/15/20	95,000	111,625

8.00%, 11/01/31	420,000	498,750

American Express Credit Corp.– Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	5,480,000	5,828,237

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,040,000

Ford Motor Credit Co LLC, Sr. Unsec. Notes, 3.00%, 06/12/17	3,450,000	3,463,363

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	80,000	80,800

John Deere Capital Corp., Unsec. Global Notes, 0.88%, 04/17/15	1,280,000	1,289,295

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	360,000	403,200

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,533,036

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,568,075

		21,200,850

Data Processing & Outsourced Services–0.13%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	630,000	675,675

First Data Corp., Sr. Sec. Gtd. Notes,
6.75%, 11/01/20(b)	215,000	213,387

7.38%, 06/15/19(b)	215,000	222,525

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	60,000	64,200

7.63%, 11/15/20	110,000	118,525

		1,294,312

Department Stores–0.05%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	520,000	473,200

Distillers & Vintners–0.06%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	410,000	256,250

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	370,000

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	30,000	33,900

		660,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Diversified Banks–7.42%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	$1,070,000	$1,074,788

Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(b)	1,350,000	1,361,262

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,054,400

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,150,786

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	460,000	479,260

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,004,264

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,913,876

Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	778,813

Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,282,468

BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	3,200,000	3,172,850

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,645,627

Cooperatieve Centrale Raiffeisen– Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	760,000	987,308

Hana Bank (South Korea), Sr. Unsec. Notes,
4.25%, 06/14/17(b)	1,500,000	1,624,786

4.50%, 10/30/15(b)	4,015,000	4,326,818

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes,
1.63%, 08/12/13(b)	2,500,000	2,515,293

4.13%, 08/12/20(b)	3,245,000	3,444,694

HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,261,513

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,217,905

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,678,415

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	2,510,000	2,546,569

Unsec. Notes, 3.75%, 03/07/17(b)	1,425,000	1,482,479

Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,573,654

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes,
3.50%, 08/22/17	1,475,000	1,562,980

4.38%, 08/10/15	4,315,000	4,652,326

Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	4,850,224

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	95,000	74,575

Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	421,747

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	5,405,000	5,738,923

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	1,016,979

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,851,983

Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	2,840,000	2,915,256

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	769,515

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes,
3.20%, 05/12/16(b)	1,200,000	1,241,328

3.85%, 04/27/15(b)	610,000	634,965

5.50%, 11/18/14(b)	2,235,000	2,383,735

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/15	1,400,000	1,489,979

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	2,470,000	2,549,270

6.55%, 10/13/20(b)	1,760,000	1,838,707

		75,570,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Diversified Capital Markets–0.52%
UBS AG (Switzerland),
Sr. Unsec. Global Notes, 5.88%, 12/20/17	$3,395,000	$3,952,030

Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,180,000	1,365,552

		5,317,582

Diversified Chemicals–0.11%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	1,000,000	1,100,614

Diversified Metals & Mining–0.81%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	140,000	134,818

7.00%, 11/01/15(b)	300,000	297,000

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	285,000	264,146

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	1,275,000	1,273,304

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	230,000	161,330

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,510,942

Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	885,000	996,353

6.75%, 04/16/40	1,305,000	1,526,023

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	103,008

		8,266,924

Diversified REIT’s–0.23%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	2,000,000	2,296,669

Drug Retail–0.67%
CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,628,139	4,142,143

Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,339,028	2,674,251

		6,816,394

Electric Utilities–2.50%
Appalachian Power Co, Sr. Unsec. Notes, 0.81%, 08/16/13(d)	2,000,000	2,002,490

DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13(b)	3,500,000	3,814,372

9.75%, 03/15/19(b)	930,000	1,198,529

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,221,262

Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,849,112

LSP Energy L.P./LSP Batesville Funding Corp.–Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	250,000	251,250

Mississippi Power Co– Series 12 Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	2,565,000	2,679,898

Ohio Power Co.– Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,805,000	4,614,858

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	1,002,150

Southern Co. (The)– Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,349,449

Southern Power Co.– Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,605,071

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	916,261

		25,504,702

Electrical Components & Equipment–0.03%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	205,000	206,025

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	115,000	124,344

		330,369

Electronic Components–0.33%
Corning, Inc., Sr. Unsec. Notes,
4.75%, 03/15/42	2,330,000	2,533,017

6.63%, 05/15/19	665,000	823,689

		3,356,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Electronic Manufacturing Services–0.03%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	$65,000	$65,813

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	285,000	287,850

		353,663

Environmental & Facilities Services–0.33%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	3,170,000	3,371,783

Forest Products–0.01%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	220,000	153,450

Gas Utilities–0.15%
AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	180,000	193,500

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	465,000	461,512

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes,
7.38%, 03/15/20	625,000	671,875

7.38%, 08/01/21(b)	191,000	202,938

		1,529,825

General Merchandise Stores–0.11%
Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	1,125,000	1,172,812

Gold–1.55%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes,
2.90%, 05/30/16	850,000	897,671

3.85%, 04/01/22	1,475,000	1,526,581

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	3,000,000	3,470,164

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	5,651,752

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.13%, 09/01/21	1,260,000	1,289,374

6.88%, 09/01/41	2,860,000	2,980,406

		15,815,948

Health Care Distributors–0.55%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	5,115,000	5,567,679

Health Care Equipment–0.03%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	32,375

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	285,450

		317,825

Health Care Facilities–0.22%
CHS/Community Health systems, Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	37,000	38,388

HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	170,000	181,475

7.88%, 02/15/20	490,000	550,025

HealthSouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	195,000	213,037

7.75%, 09/15/22	195,000	213,525

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%(d)	90,000	90,056

Tenet Healthcare Corp., Sr. Unsec. Global Notes,
8.00%, 08/01/20	190,000	202,825

9.25%, 02/01/15	720,000	802,800

		2,292,131

Health Care Services–1.41%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes,
6.25%, 06/15/14	2,070,000	2,264,988

Sr. Unsec. Gtd. Notes,
2.65%, 02/15/17(b)	2,900,000	3,018,493

3.13%, 05/15/16	1,265,000	1,349,167

6.13%, 11/15/41(b)	2,535,000	3,328,687

Highmark, Inc., Sr. Unsec. Notes, 6.13%, 05/15/41(b)	1,560,000	1,705,508

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.75%, 08/23/22	750,000	781,028

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	565,229

Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/17	900,000	898,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Health Care Services–(continued)

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	$190,000	$195,225

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	265,000	257,050

		14,363,865

Health Care Technology–0.05%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	435,000	473,063

Homebuilding–0.17%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	140,000	140,175

8.13%, 06/15/16	275,000	285,313

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	480,000	505,200

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	305,000	332,831

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	80,000	85,200

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	110,000	116,600

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	200,000	214,000

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	95,000	104,025

		1,783,344

Hotels, Resorts & Cruise Lines–0.41%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	25,000	26,906

Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	575,000	690,465

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	375,000	388,125

Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	29,000	32,448

Sr. Unsec. Notes,
4.25%, 03/01/22	800,000	811,490

5.63%, 03/01/21	1,135,000	1,254,388

7.38%, 03/01/20	770,000	925,178

		4,129,000

Household Products–0.08%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	540,000	569,025

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	200,000	216,500

		785,525

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	205,000	225,500

Independent Power Producers & Energy Traders–0.19%
AES Corp. (The), Sr. Unsec. Global Notes,
7.75%, 10/15/15	60,000	68,100

8.00%, 10/15/17	805,000	945,875

Calpine Corp., Sr. Sec. Gtd. Notes,
7.25%, 10/15/17(b)	285,000	306,375

7.50%, 02/15/21(b)	305,000	340,075

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	240,000	257,400

Red Oak Power LLC– Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	63,208	67,633

		1,985,458

Industrial Conglomerates–1.84%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,314,584

Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	5,425,000	6,585,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Industrial Conglomerates–(continued)

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	$1,840,000	$2,322,661

Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,465,000	2,676,421

5.75%, 09/11/19(b)	1,180,000	1,373,568

Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	4,330,000	4,508,613

		18,780,888

Industrial Machinery–0.35%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	105,000	108,675

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	145,000	154,062

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	35,000	36,138

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	2,955,000	3,302,311

		3,601,186

Insurance Brokers–0.17%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,683,316

Integrated Oil & Gas–0.59%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	830,067

Lukoil International Finance B.V. (Russia), Sr. Unsec. Loan Participation Notes, 6.13%, 11/09/20(b)	4,610,000	5,168,410

		5,998,477

Integrated Telecommunication Services–2.83%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	318,577

AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	2,750,000	2,838,518

2.50%, 08/15/15	835,000	880,412

2.95%, 05/15/16	1,555,000	1,676,208

4.45%, 05/15/21	800,000	940,465

6.15%, 09/15/34	190,000	240,711

CenturyLink Inc.– Series U, Sr. Unsec. Global Notes, 7.65%, 03/15/42	1,805,000	1,870,338

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,573,345

Sr. Unsec. Gtd. Global Notes,
6.00%, 07/08/19	405,000	491,813

Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,122,574

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	605,000	702,641

Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	1,685,000	1,773,297

4.75%, 02/16/21(b)	550,000	611,621

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,299,925

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,394,729

Verizon Communications, Inc., Sr. Unsec. Global Notes,
4.75%, 11/01/41	1,235,000	1,397,727

6.40%, 02/15/38	4,255,000	5,723,859

		28,856,760

Internet Software & Services–0.04%
Equinix Inc., Sr. Unsec. Notes,
7.00%, 07/15/21	190,000	214,225

8.13%, 03/01/18	130,000	144,950

		359,175

Investment Banking & Brokerage–5.40%
Charles Schwab Corp. (The)– Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	4,840,000	5,396,600

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	60,000	62,700

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.13%, 01/15/15	700,000	750,456

5.25%, 07/27/21	2,325,000	2,479,158

5.75%, 01/24/22	5,825,000	6,448,717

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	2,370,000	2,483,087

Unsec. Sub. Global Notes, 6.75%, 10/01/37	3,470,000	3,616,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage–(continued)

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes,
3.45%, 07/27/15(b)	$1,000,000	$1,016,584

5.00%, 02/22/17(b)	390,000	404,353

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	5,580,000	5,588,959

7.30%, 08/01/14(b)	1,565,000	1,652,786

7.63%, 08/13/19(b)	1,860,000	2,082,117

Morgan Stanley, Sr. Unsec. Global Notes,
3.80%, 04/29/16	2,240,000	2,255,865

4.00%, 07/24/15	3,990,000	4,074,107

6.38%, 07/24/42	3,500,000	3,605,133

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	4,165,000	4,405,799

Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,632,746

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,400,870

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,649,951

		55,006,082

Leisure Facilities–0.01%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	74,025

Leisure Products–0.04%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	370,000	374,625

Life & Health Insurance–3.30%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,756,764

MetLife, Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,329,125

Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,443,617

Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	934,608

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	756,542

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,408,091

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,717,513

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/18	1,690,000	2,066,025

Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,595,027

Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	2,940,000	3,229,877

6.63%, 12/01/37	1,420,000	1,751,385

7.38%, 06/15/19	1,270,000	1,590,392

		33,578,966

Life Sciences Tools & Services–0.48%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	3,910,000	4,653,840

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	246,562

		4,900,402

Managed Health Care–1.05%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	1,710,000	1,940,513

Sr. Unsec. Notes,
4.50%, 03/15/21	1,860,000	2,070,798

5.88%, 03/15/41	1,055,000	1,269,240

UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	2,010,000	2,223,586

5.95%, 02/15/41	2,455,000	3,182,064

		10,686,201

Marine–0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	25,000	23,875

Movies & Entertainment–0.13%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	540,000	591,975

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	387,000	433,440

Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	225,000	281,675

		1,307,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Multi-Line Insurance–1.46%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	$6,485,000	$8,256,096

American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,633,186

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	91,406

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/18	265,000	300,775

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,840,000	1,968,800

Sr. Unsec. Gtd. Notes,
4.95%, 05/01/22(b)	45,000	46,939

5.00%, 06/01/21(b)	2,290,000	2,388,409

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	120,000	163,065

		14,848,676

Multi-Utilities–0.36%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,900,224

Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	570,000	745,857

		3,646,081

Office REIT’s–0.49%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,571,744

DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	405,000	448,537

		5,020,281

Office Services & Supplies–0.82%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	242,188

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	7,545,000	8,160,509

		8,402,697

Oil & Gas Drilling–0.64%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	30,000	32,175

Transocean Inc., Sr. Unsec. Gtd. Global Notes,
4.95%, 11/15/15	2,930,000	3,196,226

6.38%, 12/15/21	2,750,000	3,322,744

		6,551,145

Oil & Gas Equipment & Services–0.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	430,000	445,588

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	520,000	535,600

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	115,000	122,439

		1,103,627

Oil & Gas Exploration & Production–3.80%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	360,000	369,900

6.13%, 07/15/22	30,000	31,350

Anadarko Petroleum Corp., Sr. Unsec. Global Notes,
5.75%, 06/15/14	925,000	995,821

5.95%, 09/15/16	1,000,000	1,158,758

Sr. Unsec. Notes, 7.63%, 03/15/14	1,635,000	1,790,829

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	2,575,000	2,967,559

Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	183,000	196,496

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	435,000	476,325

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	75,000	79,688

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	135,525

Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	30,000	30,038

6.63%, 08/15/20	640,000	660,000

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	140,000	149,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	$465,000	$526,031

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,527,850

Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	4,162,565

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,901,958

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	555,000	503,662

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	205,000	200,388

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,193,062

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	37,800

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	470,000	493,206

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	950,000	1,009,375

Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	800,000	867,971

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	160,000	164,400

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes,
8.38%, 04/01/22(b)	200,000	172,554

8.50%, 06/01/18(b)	200,000	178,304

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,946,171

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	3,070,000	3,179,741

5.75%, 01/20/20	1,800,000	2,039,697

6.88%, 01/20/40	195,000	245,511

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,649,600

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	535,000	575,125

8.63%, 10/15/19	250,000	284,375

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	205,000	211,150

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	50,000	52,313

5.75%, 06/01/21	410,000	438,700

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	140,000	144,200

SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	155,000	162,750

6.63%, 02/15/19	175,000	183,750

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	85,000	89,250

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	300,000	322,875

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	170,000	181,050

		38,687,123

Oil & Gas Refining & Marketing–0.33%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	120,000	118,200

Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	1,056,122

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	546,975

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	1,325,000	1,603,616

		3,324,913

Oil & Gas Storage & Transportation–1.92%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	205,000	220,888

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	555,000	582,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	$115,000	$112,700

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	336,038

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,910,777

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	1,125,000	1,312,080

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,942,104

Series G, Sr. Unsec. Gtd. Global Notes, 5.60%, 10/15/14	2,710,000	2,968,491

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	145,000	154,425

6.50%, 08/15/21	445,000	481,712

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	240,000	150,600

Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	390,000	411,898

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	505,000	546,031

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,300,059

Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	1,000,000	1,082,250

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	465,000	502,200

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	75,000	78,750

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	192,863

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,205,000	1,280,985

		19,567,601

Other Diversified Financial Services–5.42%
Bank of America Corp., Sr. Unsec. Global Notes,
3.70%, 09/01/15	4,015,000	4,217,373

4.50%, 04/01/15	2,860,000	3,045,992

5.75%, 12/01/17	890,000	1,001,005

6.50%, 08/01/16	1,860,000	2,131,304

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	4,535,000	5,079,646

Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,491,497

Citigroup Inc., Sr. Unsec. Global Notes,
5.88%, 01/30/42	2,745,000	3,236,145

8.50%, 05/22/19	2,315,000	2,972,712

Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,343,404

Citigroup, Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,000,000	1,093,821

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes,
2.75%, 07/01/13(b)	1,820,000	1,843,578

5.80%, 10/15/12(b)	1,935,000	1,946,265

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,467,566

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	3,130,000	3,227,107

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	775,000	792,987

JPMorgan Chase & Co., Sr. Unsec. Global Notes,
3.45%, 03/01/16	1,170,000	1,250,439

4.75%, 05/01/13	135,000	138,744

5.60%, 07/15/41	1,885,000	2,301,339

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,169,034

Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,462,207

Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,054,923

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $1,644,980)(b)(c)(e)	1,640,000	0

		55,267,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Packaged Foods & Meats–0.80%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	$230,000	$230,000

Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	945,000	956,542

6.88%, 02/01/38	1,030,000	1,419,039

Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	5,265,136

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	310,000	327,050

		8,197,767

Paper Packaging–0.02%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	204,263

Paper Products–0.34%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	530,000	530,994

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	230,475

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	1,655,000	1,979,592

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	385,000	410,025

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	215,000	146,738

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	127,500

		3,425,324

Personal Products–0.29%
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,551,699

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	325,000	366,437

		2,918,136

Pharmaceuticals–0.10%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,250

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	85,000	92,437

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	170,000	182,750

Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	435,000	601,044

		985,481

Property & Casualty Insurance–1.56%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,764,040

QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/21(b)	3,500,000	3,430,000

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,909,045

XL Group PLC, Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,808,288

		15,911,373

Railroads–1.00%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	1,095,000	1,212,999

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,397,384

Sr. Unsec. Notes,
3.70%, 10/30/20	550,000	591,130

5.50%, 04/15/41	2,000,000	2,422,065

Union Pacific Corp., Sr. Unsec. Notes,
4.00%, 02/01/21	1,870,000	2,100,200

6.25%, 05/01/34	365,000	474,459

		10,198,237

Real Estate Services–0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	170,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Regional Banks–1.70%
CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	$115,173	$115,173

Sr. Unsec. Global Notes,
4.25%, 08/15/17	180,000	183,150

5.00%, 08/15/22	115,000	115,863

5.25%, 03/15/18	435,000	456,750

Sr. Unsec. Notes,
5.00%, 05/15/17	65,000	68,250

5.50%, 02/15/19(b)	215,000	225,750

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,251,255

Unsec. Sub Notes, 4.50%, 06/01/18	2,365,000	2,563,544

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,500,559

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,027,629

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%, 03/15/13(b)(e)	2,300,000	2,351,750

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	1,455,000	1,553,212

Unsec. Sub. Notes, 7.38%, 12/10/37	320,000	327,200

Susquehanna Bancshare Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	37,000	38,232

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	189,550

Unsec. Sub. Global Notes, 5.13%, 06/15/17	320,000	310,800

		17,278,667

Research & Consulting Services–0.46%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	300,675

Novant Health, Inc.– Series 2009 A, Bonds, 5.85%, 11/01/19	3,750,000	4,399,531

		4,700,206

Residential REIT’s–0.35%
Essex Portfolio LP, Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	3,600,000	3,613,834

Retail REIT’s–0.45%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,809,513

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,795,657

		4,605,170

Semiconductor Equipment–0.12%
Amkor Technology Inc., Sr. Unsec. Global Notes,
6.63%, 06/01/21	430,000	435,375

7.38%, 05/01/18	140,000	145,950

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	625,000	663,281

		1,244,606

Semiconductors–0.09%
Advanced Micro Devices, Sr. Unsec. Notes, 7.50%, 08/15/22(b)	40,000	39,600

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	850,000	922,250

		961,850

Soft Drinks–0.17%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,761,247

Sovereign Debt–0.35%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,250,000	1,368,290

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	414,625

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,786,989

		3,569,904

Specialized Finance–1.40%
International Lease Finance Corp., Sr. Unsec. Global Notes,
4.88%, 04/01/15	2,070,000	2,145,037

5.88%, 04/01/19	3,965,000	4,082,711

5.88%, 08/15/22	420,000	420,525

8.63%, 09/15/15	35,000	39,253

8.75%, 03/15/17	395,000	457,953

Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,387,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Specialized Finance–(continued)

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	$2,700,000	$3,019,350

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,756,773

		14,308,839

Specialized REIT’s–1.94%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,415,000	2,576,449

Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,699,929

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,440,055

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,168,230

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	255,000	283,687

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	180,000	193,950

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	100,000	109,250

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	35,000	39,069

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,215,625

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes,
4.25%, 03/01/22	900,000	964,680

4.75%, 06/01/21	3,725,000	4,092,055

		19,782,979

Specialty Chemicals–0.08%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	80,000	81,000

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	365,000	345,381

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	325,000	355,875

		782,256

Specialty Stores–0.06%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	374,500

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	223,125

		597,625

Steel–0.81%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds,
10.10%, 06/01/19	2,000,000	2,296,208

Sr. Unsec. Global Notes,
4.75%, 02/25/17	900,000	891,224

6.13%, 06/01/18	760,000	774,540

6.50%, 02/25/22	95,000	92,848

7.00%, 03/01/41	905,000	787,918

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	230,063

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	655,000	690,245

6.88%, 11/10/39	2,080,000	2,475,950

		8,238,996

Systems Software–0.02%
Allen Systems Group Inc.,
Sec. Gtd. Notes, 10.50%, 11/15/16(b)	415,000	244,850

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	52,500

Tires & Rubber–0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	204,194

Tobacco–0.76%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	1,300,000	1,425,816

4.75%, 05/05/21	3,905,000	4,514,311

9.70%, 11/10/18	1,250,000	1,803,614

		7,743,741

Trading Companies & Distributors–0.10%
Aircastle Ltd., Sr. Unsec. Global Notes,
6.75%, 04/15/17	540,000	581,850

7.63%, 04/15/20	75,000	83,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Corporate Bond Fund

	Principal
	Amount	Value

Trading Companies & Distributors–(continued)

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	$125,000	$133,906

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	25,000	26,563

Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	148,500

		974,444

Trucking–0.16%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	455,000	495,950

9.75%, 03/15/20	75,000	84,750

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	65,000	70,850

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	360,000	379,800

7.38%, 01/15/21	320,000	349,600

7.50%, 10/15/18	105,000	113,925

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	90,000	94,950

		1,589,825

Wireless Telecommunication Services–1.53%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	3,001,256

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	2,015,474

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	220,000	218,900

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	791,775

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,339,375

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	465,000	476,044

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	435,000	456,750

7.88%, 09/01/18	185,000	198,528

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	245,000	222,950

6.90%, 05/01/19	285,000	292,125

Sprint Nextel Corp., Sr. Unsec. Global Notes,
7.00%, 08/15/20	105,000	108,019

11.50%, 11/15/21	80,000	100,200

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	285,000	312,788

9.00%, 11/15/18(b)	215,000	254,506

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)	200,000	184,500

11.75%, 07/15/17(b)	670,000	616,400

		15,589,590

Total U.S. Dollar Denominated Bonds and Notes (Cost $743,481,378)		813,342,001

U.S. Treasury Securities–9.78%
U.S. Treasury Bills–0.13%
0.12%, 11/15/12	100,000	99,985

0.10%, 11/15/12(f)(g)	1,200,000	1,199,821

		1,299,806

U.S. Treasury Notes–6.89%
2.00%, 04/30/16	4,175,000	4,420,281

1.50%, 07/31/16	8,700,000	9,062,953

1.00%, 03/31/17	4,000,000	4,085,000

0.88%, 04/30/17	9,225,000	9,366,258

2.00%, 11/15/21	2,545,000	2,668,273

2.00%, 02/15/22	2,315,000	2,420,984

1.75%, 05/15/22	36,425,000	37,164,883

1.63%, 08/15/22	1,085,000	1,091,273

		70,279,905

U.S. Treasury Bonds–2.76%
4.75%, 02/15/41	4,255,000	6,119,886

3.13%, 02/15/42	20,110,000	22,017,308

		28,137,194

Total U.S. Treasury Securities (Cost $96,060,096)		99,716,905

Asset-Backed Securities–1.32%
Bear Stearns Commercial Mortgage Securities–Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)	2,575,000	3,010,641

Countrywide Asset-Backed Ctfs.– Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	193,732	193,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Corporate Bond Fund

	Principal
	Amount		Value

Credit Suisse Mortgage Capital Ctfs.– Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)		$1,019,881	$970,648

GS Mortgage Securities Corp. II– Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)		2,000,000	2,148,700

Santander Drive Auto Receivables Trust– Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		3,300,000	3,374,692

TIAA Seasoned Commercial Mortgage Trust– Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.30%, 08/15/39(d)		20,946	20,967

Wachovia Bank Commercial Mortgage Trust– Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)		1,510,000	1,584,972

Wells Fargo Mortgage Backed Securities Trust– Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)		2,105,889	2,137,619

Total Asset-Backed Securities (Cost $11,899,811)			13,441,392

	Shares
Preferred Stocks–0.67%
Consumer Finance–0.04%
Ally Financial, Inc., Series A, 8.50% Pfd.		7,680	188,467

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		36	32,784

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		8,430	209,232

			430,483

Diversified Banks–0.02%
Royal Bank of Scotland PLC (The), Series T, (United Kingdom) 7.25% Jr. Sub. Pfd.		10,705	243,967

Multi-Line Insurance–0.05%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		18,470	519,931

Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		2,960	79,920

Regional Banks–0.39%
BB&T Corp., Series E, 5.63% Pfd.		9,890	253,382

PNC Financial Services Group Inc., Series P, 6.13% Pfd.		95,000	2,630,550

Zions Bancorp, Series C, 9.50% Pfd.(h)		40,400	1,063,732

			3,947,664

Reinsurance–0.15%
Reinsurance Group of America, Inc., Jr. Unsec. Sub. 6.20% Pfd.(h)		56,000	1,502,480

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		2,460	110,995

Total Preferred Stocks (Cost $6,381,918)			6,835,440

	Principal
	Amount
Municipal Obligations–0.61%
Alameda (County of), California Joint Powers Authority (Multiple Capital);
Series 2010 A, Lease RB, 7.05%, 12/01/44		$2,535,000	3,316,287

Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2006 B, Taxable RB, 7.50%, 05/15/17		485,000	450,492

Series 2007 B, Taxable RB, 9.00%, 05/15/18		535,000	522,149

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		1,485,000	1,762,576

Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.);
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(c)		330,000	98,977

Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(c)		220,000	65,985

Total Municipal Obligations (Cost $5,592,014)			6,216,466

Non-U.S. Dollar Denominated Bonds & Notes–0.27%(i)
Canada–0.03%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	255,000	271,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Corporate Bond Fund

	Principal
	Amount		Value

Luxembourg–0.09%
Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	$106,930

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	410,000	438,413

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	358,341

			903,684

Poland–0.03%
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	195,000	267,388

Spain–0.05%
Cirsa Funding Luxembourg S.A. REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	385,000	427,421

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	114,164

			541,585

Switzerland–0.01%
Schmolz + Bickenbach Luxembourg S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19	EUR	100,000	102,842

United Kingdom–0.06%
Boparan Finance PLC– REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	300,000	400,987

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	56,296

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	198,462

			655,745

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,884,895)			2,742,823

U.S. Government Sponsored Mortgage-Backed Securities–0.24%
Federal Home Loan Mortgage Corp. (FHLMC)–0.11%
Federal Home Loan Mortgage Corp., Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32		$411,677	476,725

6.50%, 04/01/16 to 08/01/32		88,367	100,092

5.50%, 09/01/16 to 11/01/18		228,047	249,523

6.00%, 04/01/17 to 10/01/32		291,478	319,330

7.50%, 06/01/30		1,946	2,100

			1,147,770

Federal National Mortgage Association (FNMA)–0.08%
Federal National Mortgage Association, Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32		52,268	62,626

7.00%, 02/01/16 to 09/01/32		184,270	213,230

6.50%, 09/01/16 to 08/01/34		194,541	224,062

5.00%, 01/01/18 to 09/01/18		185,210	201,782

8.50%, 10/01/28		27,655	33,625

8.00%, 10/01/30 to 04/01/32		91,723	104,954

			840,279

Government National Mortgage Association (GNMA)–0.05%
Government National Mortgage Association, Pass Through Ctfs.,
7.50%, 06/15/23		89,748	105,358

8.50%, 11/15/24		36,800	43,278

8.00%, 09/20/26		24,964	31,363

6.50%, 03/15/31 to 07/15/32		145,373	173,565

7.00%, 04/15/31 to 08/15/31		9,243	11,072

6.00%, 01/15/32 to 02/15/33		110,899	126,373

			491,009

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,253,357)			2,479,058

	Shares
Common Stocks & Other Equity Interests–0.01%
Broadcasting–0.00%
Adelphia Recovery Trust Series ACC-1(j)		859,558	1,719

Cable & Satellite–0.00%
Adelphia Communications Corp.(j)		8,850	6,903

Integrated Telecommunication Services–0.01%
Largo Ltd.–Class A (Luxembourg)(h)		13,363	7,565

Largo Ltd.–Class B (Luxembourg)(h)		120,270	68,085

			75,650

Total Common Stocks & Other Equity Interests (Cost $728,108)			84,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Corporate Bond Fund

	Shares	Value

Money Market Funds–5.74%
Liquid Assets Portfolio–Institutional Class(k)	29,229,031	$29,229,031

Premier Portfolio–Institutional Class(k)	29,229,031	29,229,031

Total Money Market Funds (Cost $58,458,062)		58,458,062

TOTAL INVESTMENT–98.46% (Cost $927,739,639)		1,003,316,419

OTHER ASSETS LESS LIABILITIES–1.54%		15,684,175

NET ASSETS–100.00%		$1,019,000,594

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GBP	– British Pound
GNMA	– Government National Mortgage Association
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $204,635,819, which represented 20.08% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $992,513, which represented 0.10% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Perpetual bond with no specified maturity date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(h)	Non-income producing security.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of August 31, 2012

U.S. Dollar Denominated Bonds and Notes	79.8%

U.S. Treasury Securities	9.8

Asset-Backed Securities	1.3

Preferred Stocks	0.7

Municipal Obligations	0.6

Non-U.S. Dollar Denominated Bonds & Notes	0.3

U.S. Government Sponsored Mortgage-Backed Securities	0.2

Common Stocks & Other Equity Interests	0.0	*

Money Market Funds Plus Other Assets Less Liabilities	7.3

*	Amount less than 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $869,281,577)	$944,858,357

Investments in affiliated money market funds, at value and cost	58,458,062

Total investments, at value (Cost $927,739,639)	1,003,316,419

Cash	1,294,628

Foreign currencies, at value (Cost $307,388)	310,205

Receivable for:
Investments sold	2,639,932

Variation margin	320,313

Fund shares sold	1,302,056

Dividends and interest	11,511,545

Premiums paid on swap agreements	1,387,576

Investment for trustee deferred compensation and retirement plans	103,141

Other assets	103,857

Total assets	1,022,289,672

Liabilities:
Payable for:
Investments purchased	32,006

Fund shares reacquired	1,059,241

Dividends	664,438

Foreign currency contracts outstanding	28,691

Accrued fees to affiliates	589,575

Accrued other operating expenses	40,128

Trustee deferred compensation and retirement plans	217,405

Unrealized depreciation on swap agreements	657,594

Total liabilities	3,289,078

Net assets applicable to shares outstanding	$1,019,000,594

Net assets consist of:
Shares of beneficial interest	$1,030,963,752

Undistributed net investment income	(2,259,844)

Undistributed net realized gain (loss)	(85,257,873)

Unrealized appreciation	75,554,559

$1,019,000,594

Net Assets:
Class A	$861,531,456

Class B	$62,033,924

Class C	$67,850,974

Class R	$4,767,622

Class Y	$7,656,698

Institutional Class	$15,159,920

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	119,250,163

Class B	8,582,823

Class C	9,421,349

Class R	659,433

Class Y	1,057,242

Institutional Class	2,096,550

Class A:
Net asset value per share	$7.22

Maximum offering price per share (Net asset value of $7.22 divided by 95.25%)	$7.58

Class B:
Net asset value and offering price per share	$7.23

Class C:
Net asset value and offering price per share	$7.20

Class R:
Net asset value and offering price per share	$7.23

Class Y:
Net asset value and offering price per share	$7.24

Institutional Class:
Net asset value and offering price per share	$7.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$23,563,498

Dividends	182,501

Dividends from affiliated money market funds	20,270

Total investment income	23,766,269

Expenses:
Advisory fees	1,902,681

Administrative services fees	134,398

Custodian fees	12,335

Distribution fees:
Class A	1,035,670

Class B	81,490

Class C	324,227

Class R	11,390

Transfer agent fees — A, B, C, R and Y	835,568

Transfer agent fees — Institutional	150

Trustees’ and officers’ fees and benefits	36,640

Other	156,165

Total expenses	4,530,714

Less: Fees waived and expense offset arrangement(s)	(27,642)

Net expenses	4,503,072

Net investment income	19,263,197

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	17,277,929

Foreign currencies	(23,328)

Foreign currency contracts	153,032

Futures contracts	1,455,046

Swap agreements	(105,749)

18,756,930

Change in net unrealized appreciation (depreciation) of:
Investment securities	10,679,380

Foreign currencies	2,496

Foreign currency contracts	4,724

Futures contracts	162,800

Swap agreements	(690,048)

10,159,352

Net realized and unrealized gain	28,916,282

Net increase in net assets resulting from operations	$48,179,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$19,263,197	$38,112,136

Net realized gain	18,756,930	20,720,596

Change in net unrealized appreciation	10,159,352	8,652,664

Net increase in net assets resulting from operations	48,179,479	67,485,396

Distributions to shareholders from net investment income:
Class A	(17,465,533)	(31,891,571)

Class B	(1,372,754)	(2,993,931)

Class C	(1,138,777)	(2,065,031)

Class R	(90,253)	(137,693)

Class Y	(149,634)	(259,852)

Institutional Class	(335,504)	(474,259)

Total distributions from net investment income	(20,552,455)	(37,822,337)

Share transactions–net:
Class A	27,329,187	235,951,456

Class B	(7,775,188)	730,777

Class C	3,134,758	19,982,320

Class R	163,336	4,385,652

Class Y	898,260	2,230,229

Institutional Class	542,238	13,855,576

Net increase in net assets resulting from share transactions	24,292,591	277,136,010

Net increase in net assets	51,919,615	306,799,069

Net assets:
Beginning of period	967,080,979	660,281,910

End of period (includes undistributed net investment income of $(2,259,844) and $(970,586), respectively)	$1,019,000,594	$967,080,979

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund, formerly Invesco Van Kampen Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on

28        Invesco Corporate Bond Fund

or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

29        Invesco Corporate Bond Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures

30        Invesco Corporate Bond Fund

contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

31        Invesco Corporate Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.42%

Next $750 million	0.35%

Over $1.25 billion	0.22%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B (after Rule 12b-1 fee limit), Class C (after Rule 12b-1 fee limit), Class R, Class Y and Institutional Class shares to 0.95%, 1.29%, 1.65%, 1.20%, 0.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $15,281.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  IDI had contractually agreed to limit Rule 12b-1 fees to 0.95% of Class C average daily net assets through June 30, 2012.
  12b-1 fees before fee waivers are detailed in the Statement of Operations as Distribution fees. For the year ended August 31, 2012, 12b-1 fees incurred for Class C shares were $313,658 after fee waivers of $10,569.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $92,964 in front-end sales commissions from the sale of Class A shares and $1,172, $47,576 and $1,947 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

32        Invesco Corporate Bond Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$65,262,437	$115,337	$—	$65,377,774

U.S. Treasury Securities	—	99,716,905	—	99,716,905

Collateralized Mortgage Bonds	—	2,479,058	—	2,479,058

Corporate Debt Securities	—	814,297,835	0	814,297,835

Asset Backed Securities	—	13,441,392	—	13,441,392

Municipal Obligations	—	6,216,466	—	6,216,466

Foreign Government Debt Securities	—	1,786,989	—	1,786,989

	$65,262,437	$938,053,982	$0	$1,003,316,419

Foreign Currency Contracts*	—	(28,691)	—	(28,691)

Futures*	659,574	—	—	659,574

Swap Agreements*	—	(657,594)	—	(657,594)

Total Investments	$65,922,011	$937,367,697	$0	$1,003,289,708

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Contracts(a)	$74,586	$(732,180)

Currency risk
Foreign Currency Contracts(a)	—	(28,691)

Interest rate risk
Futures contracts(b)	1,118,567	(458,993)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements and Foreign currency contracts outstanding, respectively.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

33        Invesco Corporate Bond Fund

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency	Swap
	Futures*	Contracts*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$—	$(105,749)

Currency risk	—	153,032	—

Interest rate risk	1,455,046	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$(690,048)

Currency risk	—	4,724	—

Interest rate risk	162,800	—	—

Total	$1,617,846	$157,756	$(795,797)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $228,016,507, $2,769,227 and $37,666,667, respectively.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Ultra Bond	157	December-2012	$26,533,000	$525,866

U.S. 5 Year Notes	976	December-2012	121,672,125	592,701

Subtotal				$1,118,567

Short Contracts
U.S. 10 Year Treasury	428	December-2012	$(27,231,625)	$(458,993)

Total				$659,574

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/12	RBC Dain Rauscher	EUR	1,853,000	USD	2,304,761	$2,333,083	$(28,322)

11/09/12	RBC Dain Rauscher	EUR	12,000	USD	14,740	15,109	(369)

Total open foreign currency contracts							$(28,691)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		(Buy)/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

Bank of America	Royal Caribbean Cruises Ltd.	Sell	5.00%	03/20/17	4.58%	$4,500	$—	$74,586

Morgan Stanley	Carnival Corp.	Buy	(1.00)	03/20/17	1.03	4,500	110,906	(105,884)

Deutsche Bank	JP Morgan Chase & Co.	Buy	(1.00)	06/20/17	1.14	10,750	287,655	(216,986)

Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	2.16	10,750	801,377	(241,948)

Morgan Stanley	Markit North America Investment Grade, Index Series 18	Buy	(1.00)	06/20/17	1.02	21,500	187,638	(167,362)

Total credit default swap agreements							$1,387,576	$(657,594)

(a)	Implied credit spreads represent the current level as of August 31, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

34        Invesco Corporate Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,792.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$103,244,419	$—	$103,224,419

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Income Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $301,915,178 and $404,969,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$78,304,591

Aggregate unrealized (depreciation) of investment securities	(5,584,043)

Net unrealized appreciation of investment securities	$72,720,548

Cost of investments for tax purposes is $930,595,871.

35        Invesco Corporate Bond Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	10,462,438	$74,258,956	18,025,808	$123,026,582

Class B	446,104	3,152,994	1,281,878	8,796,862

Class C	1,139,447	8,044,355	2,224,537	15,224,905

Class R(b)	70,891	500,905	128,301	876,930

Class Y	270,714	1,928,870	269,248	1,854,807

Institutional Class	89,917	639,765	172,988	1,149,797

Issued as reinvestment of dividends:
Class A	2,072,466	14,711,125	3,862,435	26,462,125

Class B	169,272	1,201,409	378,584	2,592,427

Class C	131,806	932,955	244,604	1,671,544

Class R	12,640	89,726	19,741	135,337

Class Y	16,380	116,636	29,637	203,474

Institutional Class	47,219	335,222	69,055	473,715

Automatic conversion of Class B shares to Class A shares:
Class A	1,144,376	8,005,802	1,543,992	10,708,005

Class B	(1,143,960)	(8,005,802)	(1,542,010)	(10,708,005)

Issued in connection with acquisitions:(c)
Class A	—	—	36,719,055	252,672,960

Class B	—	—	2,479,244	17,053,210

Class C	—	—	2,463,969	16,936,419

Class R	—	—	697,589	4,803,819

Class Y	—	—	329,318	2,273,496

Institutional Class	—	—	1,885,467	12,977,946

Reacquired:
Class A	(9,851,603)	(69,646,696)	(25,847,254)	(176,918,216)

Class B	(570,883)	(4,123,789)	(2,515,269)	(17,003,717)

Class C	(829,784)	(5,842,552)	(2,033,108)	(13,850,548)

Class R	(60,594)	(427,295)	(209,135)	(1,430,434)

Class Y	(162,352)	(1,147,246)	(307,072)	(2,101,548)

Institutional Class	(61,513)	(432,749)	(108,146)	(745,882)

Net increase in share activity	3,392,981	$24,292,591	40,263,456	$277,136,010

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 3. 2011.
(c)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 44,574,642 shares of the Fund for 59,874,413 shares outstanding of Target Fund as of the close of business on June 3, 2011. Each class of shares Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value on the close of business, June 3, 2011. Each class of Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Target Fund to the net asset value of the Fund at the close of business on June 3, 2011. Target Fund’s net assets at that date of $306,717,850, including $17,304,023 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $648,864,404 and $955,582,254 immediately after the acquisition. The proforma results of operations for the year ended February 29, 2012, assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$41,809,052

Net realized/unrealized gains	51,742,948

Change in net assets resulting from operations	$93,552,000

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since June 6, 2011.

36        Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses)							to average		to average net		Ratio of net
	Net asset		on securities		Dividends					net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/12	$7.03	$0.14	$0.20	$0.34	$(0.15)	$7.22	4.89	%(c)	$861,531	0.88	%(d)	0.88	%(d)	3.95	%(d)	41%
Year ended 02/29/12	6.78	0.30	0.25	0.55	(0.30)	7.03	8.32	(c)	810,883	0.92		0.92		4.42		69
Period ended 02/28/11	6.87	0.16	(0.09)	0.07	(0.16)	6.78	1.03	(c)	549,964	0.90	(f)	0.90	(f)	4.62	(f)	49
Year ended 08/31/10	6.37	0.33	0.52	0.85	(0.35)	6.87	13.65	(c)	604,148	0.88		0.88		4.98		74
Year ended 08/31/09	6.15	0.31	0.25	0.56	(0.34)	6.37	9.94	(e)	623,660	0.95		0.95		5.38		78
Year ended 08/31/08	6.47	0.31	(0.31)	—	(0.32)	6.15	(0.16	)(e)	608,885	0.89		0.89		4.78		73
Year ended 08/31/07	6.53	0.29	(0.04)	0.25	(0.31)	6.47	3.93	(e)	670,795	0.91		0.91		4.48		119

Class B
Six months ended 08/31/12	7.03	0.14	0.21	0.35	(0.15)	7.23	5.04	(c)(g)	62,034	0.88	(d)(g)	0.88	(d)(g)	3.95	(d)(g)	41
Year ended 02/29/12	6.77	0.31	0.25	0.56	(0.30)	7.03	8.41	(c)(g)	68,052	0.84	(g)	0.84	(g)	4.50	(g)	69
Period ended 02/28/11	6.86	0.15	(0.09)	0.06	(0.15)	6.77	0.85	(c)(g)	65,022	1.15	(f)(g)	1.15	(f)(g)	4.37	(f)(g)	49
Year ended 08/31/10	6.35	0.30	0.52	0.82	(0.31)	6.86	13.22	(c)(g)	74,702	1.22	(g)	1.22	(g)	4.63	(g)	74
Year ended 08/31/09	6.14	0.28	0.25	0.53	(0.32)	6.35	9.36	(h)(i)	75,378	1.42	(i)	1.42	(i)	4.90	(i)	78
Year ended 08/31/08	6.45	0.26	(0.30)	(0.04)	(0.27)	6.14	(0.76	)(h)	76,664	1.65		1.65		4.03		73
Year ended 08/31/07	6.52	0.24	(0.05)	0.19	(0.26)	6.45	3.00	(h)	87,322	1.67		1.67		3.72		119

Class C
Six months ended 08/31/12	7.00	0.11	0.21	0.32	(0.12)	7.20	4.69	(c)	67,851	1.59	(d)	1.63	(d)	3.20	(d)	41
Year ended 02/29/12	6.77	0.25	0.24	0.49	(0.26)	7.00	7.41	(c)(g)	62,895	1.63	(g)	1.63	(g)	3.71	(g)	69
Period ended 02/28/11	6.86	0.14	(0.09)	0.05	(0.14)	6.77	0.80	(c)(g)	41,133	1.34	(f)(g)	1.34	(f)(g)	4.18	(f)(g)	49
Year ended 08/31/10	6.36	0.28	0.52	0.80	(0.30)	6.86	12.85	(c)(g)	46,904	1.58	(g)	1.58	(g)	4.27	(g)	74
Year ended 08/31/09	6.14	0.26	0.26	0.52	(0.30)	6.36	9.19	(i)(j)	41,446	1.70	(i)	1.70	(i)	4.61	(i)	78
Year ended 08/31/08	6.46	0.26	(0.31)	(0.05)	(0.27)	6.14	(0.88	)(i)(j)	35,415	1.60	(i)	1.60	(i)	4.06	(i)	73
Year ended 08/31/07	6.52	0.25	(0.04)	0.21	(0.27)	6.46	3.20	(i)(j)	31,014	1.63	(i)	1.63	(i)	3.76	(i)	119

Class R
Six months ended 08/31/12	7.03	0.13	0.21	0.34	(0.14)	7.23	4.91	(c)	4,768	1.13	(d)	1.13	(d)	3.70	(d)	41
Year ended 02/29/12(l)	6.88	0.21	0.15	0.36	(0.21)	7.03	5.33	(c)	4,475	1.19	(f)	1.19	(f)	4.15	(f)	69

Class Y(m)
Six months ended 08/31/12	7.04	0.15	0.21	0.36	(0.16)	7.24	5.16	(c)	7,657	0.63	(d)	0.63	(d)	4.20	(d)	41
Year ended 02/29/12	6.79	0.32	0.25	0.57	(0.32)	7.04	8.58	(c)	6,566	0.67		0.67		4.67		69
Period ended 02/28/11	6.88	0.16	(0.08)	0.08	(0.17)	6.79	1.15	(c)	4,152	0.65	(f)	0.65	(f)	4.87	(f)	49
Year ended 08/31/10	6.37	0.36	0.51	0.87	(0.36)	6.88	14.09	(c)	2,004	0.63		0.63		5.41		74
Year ended 08/31/09	6.16	0.32	0.25	0.57	(0.36)	6.37	10.06	(k)	64,750	0.70		0.70		5.61		78
Year ended 08/31/08	6.48	0.32	(0.31)	0.01	(0.33)	6.16	0.10	(k)	89,046	0.65		0.65		4.95		73
Year ended 08/31/07	6.54	0.31	(0.04)	0.27	(0.33)	6.48	4.19	(k)	43,312	0.66		0.66		4.73		119

Institutional Class
Six months ended 08/31/12	7.03	0.15	0.21	0.36	(0.16)	7.23	5.25	(c)	15,160	0.46	(d)	0.46	(d)	4.37	(d)	41
Year ended 02/29/12	6.78	0.32	0.26	0.58	(0.33)	7.03	8.37	(c)	14,209	0.47		0.47		4.87		69
Period ended 02/28/11	6.87	0.17	(0.09)	0.08	(0.17)	6.78	1.21	(c)	11	0.47	(f)	0.47	(f)	5.05	(f)	49
Year ended 08/31/10(l)	6.54	0.07	0.35	0.42	(0.09)	6.87	6.47	(c)	63,495	0.52	(f)	0.52	(f)	4.30	(f)	74

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $295,372,294 and securities sold of $71,955,424 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Income Fund into the fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $823,759, $64,661, $64,317, $4,519, $6,692 and $14,436 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares for the six months ended August 31, 2012, of 0.17% for Class B shares and 0.96% for Class C shares for the year ended February 29, 2012, 0.50% for Class B shares and 0.69% for Class C shares for the period ended February 28, 2011 and 0.59% for Class B shares and 0.95% for Class C shares for the year ended August 31, 2010.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(l)	Commencement date of June 3, 2011 and June 1, 2010 for Class R and Institutional Class shares, respectively.
(m)	On June 2, 2010, the Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares, the Fund began offering Class R6 shares and the front-end sales charge for Class A shares changed from 4.75% to 4.25%.

37        Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,048.90	$4.54	$1,020.77	$4.48	0.88%

B	1,000.00	1,050.40	4.55	1,020.77	4.48	0.88

C	1,000.00	1,046.90	8.20	1,017.19	8.08	1.59

R	1,000.00	1,049.10	5.84	1,019.51	5.75	1.13

Y	1,000.00	1,051.60	3.26	1,022.03	3.21	0.63

Institutional	1,000.00	1,052.50	2.38	1,022.89	2.35	0.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

38        Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts (Formerly known as Invesco Van Kampen Corporate Bond Fund)

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Corporate Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

39        Invesco Corporate Bond Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper BBB Rated Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of two mutual funds with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

40        Invesco Corporate Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	VK-CBD-SAR-1	Invesco Distributors, Inc.

Invesco Dynamics Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: IDYAX ▪ B: IDYBX ▪ C: IFDCX ▪ R: IDYRX ▪ Y: IDYYX
Investor: FIDYX ▪ Institutional: IDICX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.60%

Class B Shares	-2.97

Class C Shares	-2.98

Class R Shares	-2.72

Class Y Shares	-2.49

Investor Class Shares	-2.60

Institutional Class Shares	-2.44

S&P 500 Index▼ (Broad Market Index)	4.14

Russell Midcap Growth Index■ Style-Specific Index)	-0.34

Lipper Mid-Cap Growth Funds Index♦ (Peer Group Index)	-2.05

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc. ■Invesco, Russell via FactSet Research Systems Inc. ♦Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Dynamics Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	3.49%

10 Years	7.52

5 Years	-1.30

1 Year	2.22

Class B Shares

Inception (3/28/02)	3.46%

10 Years	7.51

5 Years	-1.32

1 Year	2.38

Class C Shares

Inception (2/14/00)	-2.30%

10 Years	7.33

5 Years	-0.93

1 Year	6.32

Class R Shares

Inception (10/25/05)	4.30%

5 Years	-0.43

1 Year	7.91

Class Y Shares

10 Years	8.26%

5 Years	0.01

1 Year	8.39

Investor Class Shares

Inception (9/15/67)	8.29%

10 Years	8.16

5 Years	-0.18

1 Year	8.19

Institutional Class Shares

Inception (5/22/00)	0.06%

10 Years	8.62

5 Years	0.24

1 Year	8.57

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	3.39%

10 Years	6.00

5 Years	-2.36

1 Year	-12.78

Class B Shares

Inception (3/28/02)	3.35%

10 Years	5.98

5 Years	-2.37

1 Year	-12.88

Class C Shares

Inception (2/14/00)	-2.45%

10 Years	5.80

5 Years	-2.00

1 Year	-9.29

Class R Shares

Inception (10/25/05)	4.16%

5 Years	-1.51

1 Year	-7.97

Class Y Shares

10 Years	6.72%

5 Years	-1.07

1 Year	-7.50

Investor Class Shares

Inception (9/15/67)	8.29%

10 Years	6.62

5 Years	-1.25

1 Year	-7.69

Institutional Class Shares

Inception (5/22/00)	-0.08%

10 Years	7.08

5 Years	-0.83

1 Year	-7.34

deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.11%, 1.86%, 1.86%, 1.36%, 0.86%, 1.11% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past on Class B, Class C and Investor Class shares, performance would have been lower.

3	Invesco Dynamics Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Dynamics Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.30%
Aerospace & Defense–2.13%
B/E Aerospace, Inc.(b)	202,320	$8,145,403

Triumph Group, Inc.	152,695	9,074,664

		17,220,067

Apparel Retail–2.36%
American Eagle Outfitters, Inc.(c)	562,995	12,521,009

Ross Stores, Inc.(c)	94,644	6,548,418

		19,069,427

Apparel, Accessories & Luxury Goods–3.04%
Michael Kors Holdings Ltd.(b)	235,962	12,730,150

Under Armour, Inc.–Class A(b)(c)	203,629	11,853,244

		24,583,394

Application Software–3.99%
Autodesk, Inc.(b)(c)	279,163	8,668,011

Citrix Systems, Inc.(b)(c)	226,590	17,603,777

Salesforce.com, Inc.(b)(c)	41,312	5,997,676

		32,269,464

Asset Management & Custody Banks–2.15%
Affiliated Managers Group, Inc.(b)	147,704	17,372,945

Automobile Manufacturers–1.54%
Tesla Motors, Inc.(b)(c)	436,005	12,434,863

Biotechnology–5.65%
Alexion Pharmaceuticals, Inc.(b)	89,022	9,544,049

Amarin Corp. PLC–ADR (Ireland)(b)(c)	217,197	2,973,427

BioMarin Pharmaceutical Inc.(b)(c)	326,495	12,191,323

Medivation Inc.(b)	94,482	9,907,383

Onyx Pharmaceuticals, Inc.(b)(c)	154,697	11,125,808

		45,741,990

Broadcasting–2.01%
Discovery Communications, Inc.–Class A(b)	296,375	16,253,205

Building Products–1.49%
Lennox International Inc.	253,514	12,044,450

Communications Equipment–0.96%
F5 Networks, Inc.(b)	66,708	6,503,363

Palo Alto Networks, Inc.(b)	19,510	1,256,054

		7,759,417

Construction & Engineering–1.09%
MasTec Inc.(b)(c)	485,535	8,856,158

Consumer Finance–2.26%
Discover Financial Services	473,177	18,326,145

Data Processing & Outsourced Services–1.54%
Alliance Data Systems Corp.(b)(c)	90,363	12,438,467

Diversified Chemicals–0.85%
PPG Industries, Inc.	62,663	6,894,183

Electrical Components & Equipment–3.34%
AMETEK, Inc.	478,002	16,400,249

Regal-Beloit Corp.(c)	95,755	6,517,085

Rockwell Automation, Inc.	57,263	4,126,372

		27,043,706

Electronic Components–1.66%
Amphenol Corp.–Class A(c)	220,683	13,432,974

Food Retail–1.57%
Whole Foods Market, Inc.	131,709	12,742,846

General Merchandise Stores–1.48%
Dollar Tree, Inc.(b)(c)	248,598	11,974,966

Health Care Equipment–1.87%
Hologic, Inc.(b)(c)	560,435	11,001,339

Varian Medical Systems, Inc.(b)	69,584	4,090,843

		15,092,182

Health Care Facilities–1.42%
Universal Health Services, Inc.–Class B	286,925	11,462,654

Health Care Services–3.94%
DaVita, Inc.(b)	125,966	12,252,713

Express Scripts Holding Co.(b)	173,056	10,836,767

HMS Holdings Corp.(b)	255,279	8,796,914

		31,886,394

Homebuilding–1.52%
Toll Brothers, Inc.(b)	376,292	12,312,274

Hotels, Resorts & Cruise Lines–1.41%
Starwood Hotels & Resorts Worldwide, Inc.	207,318	11,429,441

Household Products–1.44%
Church & Dwight Co., Inc.	212,257	11,618,948

Human Resource & Employment Services–1.10%
Robert Half International, Inc.	338,628	8,905,916

Industrial Gases–1.55%
Airgas, Inc.	150,859	12,531,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Dynamics Fund

	Shares	Value

Industrial Machinery–2.94%
Flowserve Corp.	112,204	$14,323,963

Graco Inc.	191,918	9,480,749

		23,804,712

Internet Software & Services–2.53%
Equinix, Inc.(b)	77,618	15,341,198

Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $10,552,098)(b)(d)	317,284	5,162,845

		20,504,043

IT Consulting & Other Services–1.66%
Cognizant Technology Solutions Corp.–Class A(b)(c)	105,272	6,766,884

Teradata Corp.(b)	87,466	6,680,653

		13,447,537

Life Sciences Tools & Services–1.03%
Agilent Technologies, Inc.	224,481	8,341,714

Managed Health Care–1.49%
Aveta, Inc.(b)(d)	1,340,000	12,060,000

Metal & Glass Containers–0.17%
Owens-Illinois, Inc.(b)	78,898	1,379,137

Movies & Entertainment–1.45%
Cinemark Holdings, Inc.	502,685	11,772,883

Oil & Gas Equipment & Services–3.28%
Cameron International Corp.(b)	276,495	15,127,042

Weatherford International Ltd.(b)	967,833	11,381,716

		26,508,758

Oil & Gas Exploration & Production–2.67%
Pioneer Natural Resources Co.	138,081	13,443,566

Whiting Petroleum Corp.(b)	183,373	8,163,766

		21,607,332

Pharmaceuticals–0.65%
Endo Health Solutions Inc.(b)(c)	164,065	5,220,548

Railroads–1.71%
Kansas City Southern	178,961	13,839,054

Regional Banks–1.00%
First Republic Bank	246,997	8,074,332

Restaurants–2.48%
Chipotle Mexican Grill, Inc.(b)	34,710	10,018,694

Jack in the Box Inc.(b)	154,327	4,026,392

Panera Bread Co.–Class A(b)	39,103	6,057,055

		20,102,141

Semiconductors–3.33%
Avago Technologies Ltd.	281,769	10,304,292

Broadcom Corp.–Class A(b)	198,157	7,040,518

ON Semiconductor Corp.(b)	1,538,598	9,585,466

		26,930,276

Soft Drinks–1.33%
Monster Beverage Corp.(b)	181,973	10,723,669

Specialty Chemicals–1.96%
Albemarle Corp.	132,075	7,228,465

LyondellBasell Industries N.V.–Class A(c)	177,048	8,647,024

		15,875,489

Specialty Stores–8.33%
Dick’s Sporting Goods, Inc.	304,715	15,162,619

GNC Holdings, Inc.–Class A(c)	341,045	13,249,598

PetSmart, Inc.(c)	178,558	12,663,333

Tractor Supply Co.(c)	128,134	12,234,234

Ulta Salon, Cosmetics & Fragrance, Inc.	150,165	14,115,510

		67,425,294

Steel–0.99%
Allegheny Technologies, Inc.	271,627	8,051,024

Systems Software–1.20%
Red Hat, Inc.(b)	173,663	9,732,075

Technology Distributors–1.42%
Avnet, Inc.(b)	357,345	11,510,083

Trucking–1.40%
J.B. Hunt Transport Services, Inc.	215,462	11,298,827

Wireless Telecommunication Services–1.92%
SBA Communications Corp.–Class A(b)(c)	259,348	15,503,823

Total Common Stocks & Other Equity Interests (Cost $730,542,290)		795,411,084

Money Market Funds–1.41%
Liquid Assets Portfolio–Institutional Class(e)	5,732,085	5,732,085

Premier Portfolio–Institutional Class(e)	5,732,085	5,732,085

Total Money Market Funds (Cost $11,464,170)		11,464,170

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.71% (Cost $742,006,460)		806,875,254

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.29%
Liquid Assets Portfolio–Institutional Class (Cost $26,582,995)(e)(f)	26,582,995	26,582,995

TOTAL INVESTMENTS–103.00% (Cost $768,589,455)		833,458,249

OTHER ASSETS LESS LIABILITIES–(3.00%)		(24,313,396)

NET ASSETS–100.00%		$809,144,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Dynamics Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2012.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $17,222,845, which represented 2.13% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of August 31, 2012

Consumer Discretionary	25.6%

Information Technology	18.3

Health Care	16.1

Industrials	15.2

Energy	6.0

Materials	5.5

Financials	5.4

Consumer Staples	4.3

Telecommunication Services	1.9

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Dynamics Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $730,542,290)*	$795,411,084

Investments in affiliated money market funds, at value and cost	38,047,165

Total investments, at value (Cost $768,589,455)	833,458,249

Receivable for:
Investments sold	4,011,915

Fund shares sold	167,909

Dividends	385,924

Investment for trustee deferred compensation and retirement plans	101,474

Other assets	56,612

Total assets	838,182,083

Liabilities:
Payable for:
Fund shares reacquired	1,557,031

Collateral upon return of securities loaned	26,582,995

Accrued fees to affiliates	548,053

Accrued other operating expenses	44,996

Trustee deferred compensation and retirement plans	304,155

Total liabilities	29,037,230

Net assets applicable to shares outstanding	$809,144,853

Net assets consist of:
Shares of beneficial interest	$1,187,387,547

Undistributed net investment income	10,276,744

Undistributed net realized gain (loss)	(453,388,232)

Unrealized appreciation	64,868,794

$809,144,853

Net Assets:
Class A	$102,558,131

Class B	$6,842,749

Class C	$14,041,909

Class R	$2,574,932

Class Y	$11,185,960

Investor Class	$563,707,370

Institutional Class	$108,233,802

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,557,010

Class B	326,975

Class C	684,486

Class R	116,208

Class Y	493,317

Investor Class	25,047,701

Institutional Class	4,581,970

Class A:
Net asset value per share	$22.51

Maximum offering price per share
(Net asset value of $22.51 divided by 94.50%)	$23.82

Class B:
Net asset value and offering price per share	$20.93

Class C:
Net asset value and offering price per share	$20.51

Class R:
Net asset value and offering price per share	$22.16

Class Y:
Net asset value and offering price per share	$22.67

Investor Class:
Net asset value and offering price per share	$22.51

Institutional Class:
Net asset value and offering price per share	$23.62

*	At August 31, 2012, securities with an aggregate value of $26,253,325 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Dynamics Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $42,684)	$7,753,391

Dividends from affiliated money market funds (includes securities lending income of $591,866)	602,546

Total investment income	8,355,937

Expenses:
Advisory fees	2,404,919

Administrative services fees	123,603

Custodian fees	9,770

Distribution fees:

Class A	141,753

Class B	39,946

Class C	73,889

Class R	6,544

Investor Class	744,373

Transfer agent fees — A, B, C, R, Y and Investor	910,468

Transfer agent fees — Institutional	55,321

Trustees’ and officers’ fees and benefits	35,613

Other	98,504

Total expenses	4,644,703

Less: Fees waived and expense offset arrangement(s)	(14,593)

Net expenses	4,630,110

Net investment income	3,725,827

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(37,716,918)

Change in net unrealized appreciation of Investment securities	9,656,687

Net realized and unrealized gain (loss)	(28,060,231)

Net increase (decrease) in net assets resulting from operations	$(24,334,404)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Dynamics Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income (loss)	$3,725,827	$(3,929,687)

Net realized gain (loss)	(37,716,918)	(32,700,347)

Change in net unrealized appreciation	9,656,687	26,942,844

Net increase (decrease) in net assets resulting from operations	(24,334,404)	(9,687,190)

Distributions to shareholders from net investment income:
Class A	—	(3,171,513)

Class B	—	(211,571)

Class C	—	(344,940)

Class R	—	(65,020)

Class Y	—	(311,419)

Investor Class	—	(16,759,500)

Institutional Class	—	(3,142,027)

Total distributions from net investment income	—	(24,005,990)

Share transactions–net:
Class A	(14,697,990)	(17,873,712)

Class B	(2,117,754)	(5,359,199)

Class C	(995,104)	(2,560,256)

Class R	(27,141)	(282,360)

Class Y	169,582	(1,041,058)

Investor Class	(53,835,282)	(144,386,393)

Institutional Class	(3,290,340)	32,938,186

Net increase (decrease) in net assets resulting from share transactions	(74,794,029)	(138,564,792)

Net increase in net assets	(99,128,433)	(172,257,972)

Net assets:
Beginning of period	908,273,286	1,080,531,258

End of period (includes undistributed net investment income of $10,276,744 and $6,550,917, respectively)	$809,144,853	$908,273,286

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamics Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange

10        Invesco Dynamics Fund

those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco Dynamics Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12        Invesco Dynamics Fund

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.60%

Next $350 million	0.55%

Next $1.3 billion	0.50%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $12,184.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who

13        Invesco Dynamics Fund

purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $5,169 in front-end sales commissions from the sale of Class A shares and $0, $4,182 and $840 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$816,235,404	$17,222,845	$—	$833,458,249

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities purchases of $449,871.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,409.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14        Invesco Dynamics Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$221,384,880	$—	$221,384,880

February 28, 2018	126,589,388	—	126,589,388

Not subject to expiration	56,495,878	—	56,495,878

Total capital loss carryforward	$404,470,146	$—	$404,470,146

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $381,682,047 and $443,609,259, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$108,938,063

Aggregate unrealized (depreciation) of investment securities	(44,772,608)

Net unrealized appreciation of investment securities	$64,165,455

Cost of investments for tax purposes is $769,292,794.

15        Invesco Dynamics Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	266,032	$6,030,584	1,402,633	$31,526,747

Class B	5,929	123,988	42,995	886,887

Class C	25,153	520,052	99,447	2,074,640

Class R	12,895	286,949	34,625	768,064

Class Y	26,547	612,146	20,710	479,834

Investor Class	536,271	12,033,319	2,334,549	53,031,291

Institutional Class	216,579	5,133,174	1,861,601	45,689,485

Issued as reinvestment of dividends:
Class A	—	—	136,339	2,874,019

Class B	—	—	10,447	205,804

Class C	—	—	17,143	331,205

Class R	—	—	3,127	65,020

Class Y	—	—	13,959	295,945

Investor Class	—	—	759,879	16,018,242

Institutional Class	—	—	142,241	3,137,826

Automatic conversion of Class B shares to Class A shares:
Class A	62,994	1,427,327	145,905	3,322,311

Class B	(67,622)	(1,427,327)	(156,410)	(3,322,311)

Reacquired:
Class A	(993,492)	(22,155,901)	(2,529,282)	(55,596,789)

Class B	(39,099)	(814,415)	(152,378)	(3,129,579)

Class C	(74,945)	(1,515,156)	(243,235)	(4,966,101)

Class R	(14,018)	(314,090)	(51,492)	(1,115,444)

Class Y	(19,251)	(442,564)	(78,155)	(1,816,837)

Investor Class	(2,945,496)	(65,868,601)	(9,403,593)	(213,435,926)

Institutional Class	(359,014)	(8,423,514)	(680,298)	(15,889,125)

Net increase (decrease) in share activity	(3,360,537)	$(74,794,029)	(6,269,243)	$(138,564,792)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

16        Invesco Dynamics Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities			Dividends					net assets		assets without		investment
	value,	investment	(both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$23.11	$0.09	$(0.69	)(d)	$(0.60)	$—	$22.51	(2.60	)%(d)	$102,558	1.12	%(e)	1.12	%(e)	0.83	%(e)	46%
Year ended 02/29/12	23.76	(0.10)	0.05	(f)	(0.05)	(0.60)	23.11	0.04	(f)	120,667	1.11		1.11		(0.44)		141
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	—	23.76	29.98		144,118	1.12		1.13		(0.01)		155
Seven months ended 02/28/10	15.45	(0.05)	2.88		2.83	—	18.28	18.32		123,940	1.12	(g)	1.12	(g)	(0.55	)(g)	38
Year ended 07/31/09	20.41	(0.09)	(4.87)		(4.96)	—	15.45	(24.30)		116,128	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.10)		(3.20)	—	20.41	(13.55)		192,706	1.05		1.05		(0.45)		112

Class B
Six months ended 08/31/12	21.57	0.01	(0.65	)(d)	(0.64)	—	20.93	(2.97	)(d)	6,843	1.87	(e)	1.87	(e)	0.08	(e)	46
Year ended 02/29/12	22.22	(0.25)	0.05	(f)	(0.20)	(0.45)	21.57	(0.69	)(f)	9,227	1.86		1.86		(1.19)		141
Year ended 02/28/11	17.22	(0.14)	5.14		5.00	—	22.22	29.04		15,179	1.87		1.88		(0.76)		155
Seven months ended 02/28/10	14.63	(0.12)	2.71		2.59	—	17.22	17.70		16,431	1.87	(g)	1.87	(g)	(1.30	)(g)	38
Year ended 07/31/09	19.45	(0.19)	(4.63)		(4.82)	—	14.63	(24.78)		17,015	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.68	(0.26)	(2.97)		(3.23)	—	19.45	(14.24)		38,079	1.80		1.80		(1.20)		112

Class C
Six months ended 08/31/12	21.14	0.01	(0.64	)(d)	(0.63)	—	20.51	(2.98	)(d)	14,042	1.87	(e)	1.87	(e)	0.08	(e)	46
Year ended 02/29/12	21.79	(0.24)	0.04	(f)	(0.20)	(0.45)	21.14	(0.71	)(f)	15,525	1.86		1.86		(1.19)		141
Year ended 02/28/11	16.89	(0.14)	5.04		4.90	—	21.79	29.01		18,762	1.87		1.88		(0.76)		155
Seven months ended 02/28/10	14.34	(0.12)	2.67		2.55	—	16.89	17.78		18,911	1.87	(g)	1.87	(g)	(1.30	)(g)	38
Year ended 07/31/09	19.08	(0.18)	(4.56)		(4.74)	—	14.34	(24.84)		16,271	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.25	(0.26)	(2.91)		(3.17)	—	19.08	(14.25)		29,517	1.80		1.80		(1.20)		112

Class R
Six months ended 08/31/12	22.78	0.07	(0.69	)(d)	(0.62)	—	22.16	(2.72	)(d)	2,575	1.37	(e)	1.37	(e)	0.58	(e)	46
Year ended 02/29/12	23.43	(0.15)	0.05	(f)	(0.10)	(0.55)	22.78	(0.19	)(f)	2,673	1.36		1.36		(0.69)		141
Year ended 02/28/11	18.08	(0.05)	5.40		5.35	—	23.43	29.59		3,071	1.37		1.38		(0.26)		155
Seven months ended 02/28/10	15.31	(0.08)	2.85		2.77	—	18.08	18.09		2,649	1.37	(g)	1.37	(g)	(0.80	)(g)	38
Year ended 07/31/09	20.26	(0.12)	(4.83)		(4.95)	—	15.31	(24.43)		2,373	1.46		1.46		(0.87)		104
Year ended 07/31/08	23.51	(0.16)	(3.09)		(3.25)	—	20.26	(13.82)		3,965	1.30		1.30		(0.70)		112

Class Y
Six months ended 08/31/12	23.25	0.12	(0.70	)(d)	(0.58)	—	22.67	(2.49	)(d)	11,186	0.87	(e)	0.87	(e)	1.08	(e)	46
Year ended 02/29/12	23.90	(0.04)	0.04	(f)	—	(0.65)	23.25	0.28	(f)	11,302	0.86		0.86		(0.19)		141
Year ended 02/28/11	18.34	0.05	5.51		5.56	—	23.90	30.32		12,656	0.87		0.88		0.24		155
Seven months ended 02/28/10	15.48	(0.03)	2.89		2.86	—	18.34	18.47		6,883	0.87	(g)	0.87	(g)	(0.30	)(g)	38
Year ended 07/31/09(h)	15.72	(0.04)	(0.20)		(0.24)	—	15.48	(1.53)		5,843	1.00	(g)	1.00	(g)	(0.41	)(g)	104

Investor Class
Six months ended 08/31/12	23.11	0.09	(0.69	)(d)	(0.60)	—	22.51	(2.60	)(d)	563,707	1.12	(e)	1.12	(e)	0.83	(e)	46
Year ended 02/29/12	23.76	(0.10)	0.05	(f)	(0.05)	(0.60)	23.11	0.04	(f)	634,514	1.11		1.11		(0.44)		141
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	—	23.76	29.98		802,241	1.12		1.13		(0.01)		155
Seven months ended 02/28/10	15.45	(0.05)	2.88		2.83	—	18.28	18.32		751,148	1.12	(g)	1.12	(g)	(0.55	)(g)	38
Year ended 07/31/09	20.40	(0.09)	(4.86)		(4.95)	—	15.45	(24.26)		711,934	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.11)		(3.21)	—	20.40	(13.60)		1,110,821	1.05		1.05		(0.45)		112

Institutional Class
Six months ended 08/31/12	24.21	0.15	(0.74	)(d)	(0.59)	—	23.62	(2.44	)(d)	108,234	0.72	(e)	0.72	(e)	1.23	(e)	46
Year ended 02/29/12	24.85	(0.01)	0.05	(f)	0.04	(0.68)	24.21	0.45	(f)	114,366	0.72		0.72		(0.05)		141
Year ended 02/28/11	19.03	0.08	5.74		5.82	—	24.85	30.58		84,504	0.72		0.72		0.40		155
Seven months ended 02/28/10	16.05	(0.01)	2.99		2.98	—	19.03	18.57		100,629	0.67	(g)	0.67	(g)	(0.10	)(g)	38
Year ended 07/31/09	21.08	(0.02)	(5.01)		(5.03)	—	16.05	(23.86)		82,123	0.72		0.72		(0.13)		104
Year ended 07/31/08	24.31	(0.02)	(3.21)		(3.23)	—	21.08	(13.29)		185,683	0.66		0.66		(0.06)		112

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.71), $0.00, $(0.33), $1.54, $(0.76), $(0.75) and $(0.80) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been (2.86)%, (3.24)%, (3.26)%, (2.99)%, (2.16)%, (2.86)% and (2.69)% for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $112,478, $7,924, $14,657, $2,596, $11,085, $590,644 and $109,741 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.89), $(0.89), $(0.90), $(0.89), $(0.90), $(0.89) and $(0.89) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been (4.03)%, (5.02)%, (5.12)%, (4.31)%, (3.77)%, (4.03)% and (3.45)% for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares.

17        Invesco Dynamics Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$974.00	$5.57	$1,019.56	$5.70	1.12%

B	1,000.00	970.30	9.29	1,015.78	9.50	1.87

C	1,000.00	970.20	9.29	1,015.78	9.50	1.87

R	1,000.00	972.80	6.81	1,018.30	6.97	1.37

Y	1,000.00	975.10	4.33	1,020.82	4.43	0.87

Investor	1,000.00	974.00	5.57	1,019.56	5.70	1.12

Institutional	1,000.00	975.60	3.59	1,021.57	3.68	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18        Invesco Dynamics Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Dynamics Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of

19        Invesco Dynamics Fund

the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two such mutual funds.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20        Invesco Dynamics Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	I-DYN-SAR-1	Invesco Distributors, Inc.

Invesco Global Real Estate Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: AGREX ▪ B: BGREX ▪ C: CGREX ▪ R: RGREX ▪ Y: ARGYX ▪ Institutional: IGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.10%

Class B Shares	6.82

Class C Shares	6.71

Class R Shares	6.97

Class Y Shares	7.22

Institutional Class Shares	7.42

MSCI World Index▼ (Broad Market Index)	-0.14

FTSE EPRA/NAREIT Developed Real Estate Index▪ (Style-Specific Index)	7.30

Lipper Global Real Estate Funds Classification Averagew (Peer Group)	6.57

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ▪Invesco, Bloomberg L.P.; wLipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and real estate investment trusts (REITs).
     The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Real Estate Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable
sales charges

Class A Shares

Inception (4/29/05)		4.39%

5	Years	-3.48

1	Year	4.96

Class B Shares

Inception (4/29/05)		4.42%

5	Years	-3.44

1	Year	5.30

Class C Shares

Inception (4/29/05)		4.42%

5	Years	-3.11

1	Year	9.30

Class R Shares

Inception (4/29/05)		4.93%

5	Years	-2.63

1	Year	10.85

Class Y Shares

Inception		5.35%

5	Years	-2.18

1	Year	11.39

Institutional Class Shares

Inception (4/29/05)		5.69%

5	Years	-1.84

1	Year	11.69

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)		4.00%

5	Years	-4.19

1	Year	-4.67

Class B Shares

Inception (4/29/05)		4.05%

5	Years	-4.17

1	Year	-4.88

Class C Shares

Inception (4/29/05)		4.05%

5	Years	-3.84

1	Year	-0.92

Class R Shares

Inception (4/29/05)		4.57%

5	Years	-3.35

1	Year	0.68

Class Y Shares

Inception		4.97%

5	Years	-2.93

1	Year	1.09

Institutional Class Shares

Inception (4/29/05)		5.32%

5	Years	-2.58

1	Year	1.55

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A,
Class B, Class C, Class R, Class Y and Institutional Class shares was 1.51%, 2.26%, 2.26%, 1.76%, 1.26% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Global Real Estate Fund

Letters to Shareholders

Bruce L. Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.76%
Australia–8.45%
Centro Retail Australia	3,027,520	$6,705,532

CFS Retail Property Trust	6,656,481	13,198,946

Dexus Property Group	8,936,454	8,844,159

Goodman Group	1,792,832	7,424,528

GPT Group	2,894,631	10,497,472

Stockland	3,424,082	11,277,656

Westfield Group	2,466,143	25,250,868

Westfield Retail Trust	3,226,561	9,657,206

		92,856,367

Austria–0.29%
Conwert Immobilien Invest S.E.	289,641	3,170,005

Canada–4.07%
Boardwalk REIT	189,004	12,334,433

Canadian Apartment Properties REIT	318,800	8,019,312

Chartwell Seniors Housing REIT	1,024,400	10,754,174

Primaris Retail REIT	357,100	8,638,640

RioCan REIT	179,200	5,020,290

		44,766,849

China–1.03%
China Overseas Land & Investment Ltd.	412,000	933,111

Country Garden Holdings Co. Ltd.(a)	8,655,357	3,046,305

Shimao Property Holdings Ltd.	4,873,000	7,381,069

		11,360,485

Finland–0.34%
Sponda Oyj	934,277	3,695,717

France–3.72%
Gecina S.A.	53,449	5,109,393

Klepierre	147,111	4,739,443

Mercialys S.A.	144,994	2,977,128

Societe Immobiliere de Location pour I’Industrie et le Commerce	28,173	2,736,404

Unibail-Rodamco S.E.	124,730	25,391,032

		40,953,400

Germany–1.19%
Deutsche Wohnen AG	336,989	5,692,873

GSW Immobilien AG	152,714	5,436,377

GSW Immobilien AG(b)	55,332	1,969,732

		13,098,982

Hong Kong–10.57%
China Resources Land Ltd.	1,176,000	2,279,236

Hang Lung Properties Ltd.	4,650,000	15,939,684

Henderson Land Development Co. Ltd.	1,885,000	11,626,457

Hongkong Land Holdings Ltd.	2,060,000	12,566,000

Hysan Development Co. Ltd.	974,000	4,379,307

Kerry Properties Ltd.	2,196,900	10,463,616

Link REIT (The)	877,500	3,914,582

Sino Land Co. Ltd.	6,509,200	10,705,644

Sun Hung Kai Properties Ltd.	1,683,000	21,877,769

Swire Properties Ltd.	60,800	174,380

Swire Properties Ltd.(b)	1,360,200	3,901,189

Wharf Holdings Ltd. (The)	2,982,000	18,426,333

		116,254,197

Italy–0.05%
Beni Stabili S.p.A.	1,166,353	515,746

Japan–9.22%
Activia Properties, Inc.	256	1,517,425

Japan Real Estate Investment Corp.	954	9,330,968

Kenedix Realty Investment Corp.	1,107	3,644,211

Mitsubishi Estate Co. Ltd.	875,000	15,449,225

Mitsui Fudosan Co., Ltd.	1,483,000	27,691,011

Nippon Building Fund Inc.	853	8,642,065

Sumitomo Realty & Development Co., Ltd.	980,000	24,086,903

Tokyu Land Corp.	1,181,000	5,828,610

United Urban Investment Corp.	4,675	5,232,146

		101,422,564

Malta–0.00%
BGP Holdings PLC(a)	10,349,872	0

Netherlands–0.33%
Corio N.V.	84,493	3,589,136

Norway–0.20%
Norwegian Property ASA	1,550,211	2,239,161

Singapore–4.77%
Ascendas REIT	1,945,000	3,682,766

CapitaCommercial Trust	7,620,000	8,690,229

Capitaland Ltd.	4,542,500	10,993,387

CapitaMalls Asia Ltd.	3,878,000	5,157,114

City Developments Ltd.	388,000	3,593,326

Global Logistic Properties Ltd.	3,388,000	6,453,482

Global Logistic Properties Ltd.(b)	2,056,000	3,916,281

Keppel Land Ltd.	1,884,000	5,134,081

Suntec REIT	4,176,000	4,841,399

		52,462,065

Sweden–1.16%
Castellum AB	550,288	7,346,455

Fabege AB	237,961	2,112,877

Wihlborgs Fastigheter AB	223,190	3,252,319

		12,711,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Real Estate Fund

	Shares	Value

United Kingdom–5.08%
Big Yellow Group PLC	456,460	$2,200,255

British Land Co. PLC	1,366,620	11,687,037

Derwent London PLC	123,540	3,760,089

Great Portland Estates PLC	1,205,035	8,414,403

Hammerson PLC	980,282	7,112,719

Land Securities Group PLC	1,075,913	13,512,076

Shaftesbury PLC	689,290	5,696,278

Unite Group PLC	898,390	3,494,616

		55,877,473

United States–47.29%
Acadia Realty Trust	283,372	7,055,963

Alexandria Real Estate Equities, Inc.	190,077	14,046,690

American Tower Corp.	79,300	5,582,720

AvalonBay Communities, Inc.	282,019	39,911,329

Boston Properties, Inc.	263,131	29,504,879

Brandywine Realty Trust	305,611	3,728,454

BRE Properties, Inc.	29,237	1,459,511

Brookfield Office Properties, Inc.	466,113	7,824,496

DCT Industrial Trust Inc.	1,610,562	10,178,752

DDR Corp.	911,135	13,867,475

DiamondRock Hospitality Co.	637,972	6,137,291

Digital Realty Trust, Inc.	200,103	14,909,674

Duke Realty Corp.	567,262	8,225,299

Equity Residential	316,239	19,100,836

Essex Property Trust, Inc.	174,126	26,463,669

Extra Space Storage Inc.	30,113	1,027,154

General Growth Properties, Inc.	845,214	17,394,504

HCP, Inc.	309,371	14,187,754

Health Care REIT, Inc.	244,024	14,260,762

Healthcare Realty Trust, Inc.	321,969	7,810,968

Host Hotels & Resorts Inc.	1,730,907	26,482,877

Hudson Pacific Properties Inc.	174,200	3,090,308

Kilroy Realty Corp.	283,246	13,372,044

Kimco Realty Corp.	394,726	8,020,832

Macerich Co. (The)	342,126	20,380,446

Pebblebrook Hotel Trust	289,695	6,845,493

Post Properties, Inc.	140,400	7,167,420

Prologis, Inc.	732,979	25,045,892

Public Storage	15,605	2,271,464

Regency Centers Corp.	205,336	10,061,464

Retail Opportunity Investments Corp.	409,812	5,151,337

Simon Property Group, Inc.	335,300	53,212,110

SL Green Realty Corp.	149,908	12,082,585

Sovran Self Storage, Inc.	154,122	8,761,836

Starwood Hotels & Resorts Worldwide, Inc.	50,942	2,808,432

UDR, Inc.	876,402	22,129,151

Ventas, Inc.	463,991	30,386,771

		519,948,642

Total Common Stocks & Other Equity Interests (Cost $891,383,946)		1,074,922,440

Money Market Funds–1.87%
Liquid Assets Portfolio–Institutional Class(c)	10,290,094	10,290,094

Premier Portfolio–Institutional Class(c)	10,290,094	10,290,094

Total Money Market Funds (Cost $20,580,188)		20,580,188

TOTAL INVESTMENTS–99.63% (Cost $911,964,134)		1,095,502,628

OTHER ASSETS LESS LIABILITIES–0.37%		4,034,260

NET ASSETS–100.00%		$1,099,536,888

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $9,787,202, which represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By country, based on Net Assets
as of August 31, 2012

United States	47.3%

Hong Kong	10.6

Japan	9.2

Australia	8.4

United Kingdom	5.1

Singapore	4.8

Canada	4.1

France	3.7

Countries each less than 2.0% of portfolio	4.6

Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $891,383,946)	$1,074,922,440

Investments in affiliated money market funds, at value and cost	20,580,188

Total investments, at value (Cost $911,964,134)	1,095,502,628

Foreign currencies, at value (Cost $2,592,915)	2,587,733

Receivable for:
Investments sold	7,906,512

Fund shares sold	2,087,301

Dividends	944,427

Investment for trustee deferred compensation and retirement plans	24,301

Other assets	59,435

Total assets	1,109,112,337

Liabilities:
Payable for:
Investments purchased	7,619,222

Fund shares reacquired	1,150,555

Accrued fees to affiliates	582,539

Accrued other operating expenses	129,088

Trustee deferred compensation and retirement plans	94,045

Total liabilities	9,575,449

Net assets applicable to shares outstanding	$1,099,536,888

Net assets consist of:
Shares of beneficial interest	$1,165,220,004

Undistributed net investment income	(6,061,727)

Undistributed net realized gain (loss)	(243,188,435)

Unrealized appreciation	183,567,046

$1,099,536,888

Net Assets:
Class A	$257,541,305

Class B	$11,124,969

Class C	$38,432,598

Class R	$14,605,468

Class Y	$366,729,961

Institutional Class	$411,102,587

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	23,036,230

Class B	997,137

Class C	3,443,087

Class R	1,307,086

Class Y	32,767,175

Institutional Class	36,772,612

Class A:
Net asset value per share	$11.18

Maximum offering price per share (Net asset value of $11.18 divided by 94.50%)	$11.83

Class B:
Net asset value and offering price per share	$11.16

Class C:
Net asset value and offering price per share	$11.16

Class R:
Net asset value and offering price per share	$11.17

Class Y:
Net asset value and offering price per share	$11.19

Institutional Class:
Net asset value and offering price per share	$11.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,323,351)	$20,623,679

Dividends from affiliated money market funds	16,132

Total investment income	20,639,811

Expenses:
Advisory fees	3,754,602

Administrative services fees	142,271

Custodian fees	145,264

Distribution fees:

Class A	313,713

Class B	55,680

Class C	189,029

Class R	35,173

Transfer agent fees — A, B, C, R and Y	1,118,981

Transfer agent fees — Institutional	73,225

Trustees’ and officers’ fees and benefits	34,326

Other	388,004

Total expenses	6,250,268

Less: Fees waived and expense offset arrangement(s)	(15,553)

Net expenses	6,234,715

Net investment income	14,405,096

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	19,510,411

Foreign currencies	(68,410)

19,442,001

Change in net unrealized appreciation (depreciation) of:
Investment securities	42,023,988

Foreign currencies	57,931

Foreign currency contracts	(6,782)

42,075,137

Net realized and unrealized gain	61,517,138

Net increase in net assets resulting from operations	$75,922,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$14,405,096	$14,689,400

Net realized gain	19,442,001	6,387,861

Change in net unrealized appreciation (depreciation)	42,075,137	(25,598,329)

Net increase (decrease) in net assets resulting from operations	75,922,234	(4,521,068)

Distributions to shareholders from net investment income:
Class A	(1,874,867)	(4,578,466)

Class B	(43,047)	(111,274)

Class C	(146,879)	(354,493)

Class R	(88,954)	(173,959)

Class Y	(2,748,217)	(3,665,807)

Institutional Class	(4,179,799)	(7,399,785)

Total distributions from net investment income	(9,081,763)	(16,283,784)

Share transactions–net:
Class A	(22,340,189)	(19,431,206)

Class B	(963,043)	(3,111,936)

Class C	(1,702,084)	(5,392,193)

Class R	19,859	1,486,489

Class Y	105,120,778	55,526,357

Institutional Class	(19,026,285)	73,004,710

Net increase in net assets resulting from share transactions	61,109,036	102,082,221

Net increase in net assets	127,949,507	81,277,369

Net assets:
Beginning of period	971,587,381	890,310,012

End of period (includes undistributed net investment income of $(6,061,727) and $(11,385,060), respectively)	$1,099,536,888	$971,587,381

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9        Invesco Global Real Estate Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

10        Invesco Global Real Estate Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

11        Invesco Global Real Estate Fund

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $14,391.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $41,011 in front-end sales commissions from the sale of Class A shares and $1,801, $6,336 and $1,033 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Global Real Estate Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2012, there were transfers from Level 1 to Level 2 of $98,006,421 and from Level 2 to Level 1 of $64,625,048, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$35,748,340	$57,108,027	$—	$92,856,367

Austria	3,170,005	—	—	3,170,005

Canada	44,766,849	—	—	44,766,849

China	—	11,360,485	—	11,360,485

Finland	—	3,695,717	—	3,695,717

France	—	40,953,400	—	40,953,400

Germany	—	13,098,982	—	13,098,982

Hong Kong	16,480,582	99,773,615	—	116,254,197

Italy	515,746	—	—	515,746

Japan	1,517,425	99,905,139	—	101,422,564

Malta	—	—	0	0

Netherlands	—	3,589,136	—	3,589,136

Norway	2,239,161	—	—	2,239,161

Singapore	8,524,165	43,937,900	—	52,462,065

Sweden	5,365,196	7,346,455	—	12,711,651

United Kingdom	44,190,436	11,687,037	—	55,877,473

United States	540,528,830	—	—	540,528,830

Total Investments	$703,046,735	$392,455,893	$0	$1,095,502,628

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,162.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13        Invesco Global Real Estate Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$109,217,340	$—	$109,217,340

February 28, 2018	111,447,142	—	111,447,142

	$220,664,482	$—	$220,664,482

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $357,416,662 and $278,505,488, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$133,306,788

Aggregate unrealized (depreciation) of investment securities	(4,060,358)

Net unrealized appreciation of investment securities	$129,246,430

Cost of investments for tax purposes is $966,256,198.

14        Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	2,926,030	$31,499,328	7,063,316	$72,200,187

Class B	33,024	354,737	65,442	676,255

Class C	312,133	3,344,229	502,083	5,196,521

Class R	227,450	2,438,776	564,903	5,792,308

Class Y	13,389,882	139,628,324	10,495,185	103,876,869

Institutional Class	3,194,414	34,174,987	16,066,108	161,299,171

Issued as reinvestment of dividends:
Class A	168,077	1,750,250	384,542	3,829,868

Class B	4,043	41,842	10,078	100,396

Class C	13,759	142,496	31,983	318,373

Class R	8,537	88,914	17,156	170,484

Class Y	252,320	2,624,605	321,353	3,191,610

Institutional Class	331,444	3,461,524	651,362	6,463,333

Automatic conversion of Class B shares to Class A shares:
Class A	31,022	332,158	102,712	1,055,077

Class B	(31,071)	(332,158)	(102,986)	(1,055,077)

Reacquired:(b)
Class A	(5,263,864)	(55,921,925)	(9,659,506)	(96,516,338)

Class B	(96,045)	(1,027,464)	(277,333)	(2,833,510)

Class C	(484,838)	(5,188,809)	(1,082,506)	(10,907,087)

Class R	(233,762)	(2,507,831)	(438,154)	(4,476,303)

Class Y	(3,432,209)	(37,132,151)	(5,131,265)	(51,542,122)

Institutional Class	(5,389,427)	(56,662,796)	(9,412,515)	(94,757,794)

Net increase in share activity	5,960,919	$61,109,036	10,171,958	$102,082,221

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $0 and $37,133 allocated among the classes based on relative net assets of each class for the six months ended August 31, 2012 and the year ended February 29, 2012, respectively.

15        Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)		unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 08/31/12	$10.52	$0.14		$0.60	$0.74	$(0.08)	$—	$(0.08)	$11.18	7.10%	$257,541	1.49	%(e)	1.49	%(e)	2.56	%(e)	28%
Year ended 02/29/12	10.83	0.14		(0.28)	(0.14)	(0.17)	—	(0.17)	10.52	(1.21)	264,763	1.51		1.51		1.41		54
Year ended 02/28/11	9.01	0.24	(f)	2.03	2.27	(0.45)	—	(0.45)	10.83	25.61	295,582	1.43		1.43		2.46	(f)	80
Seven months ended 02/28/10	8.22	0.09		0.93	1.02	(0.23)	—	(0.23)	9.01	12.36	233,895	1.40	(g)	1.40	(g)	1.68	(g)	46
Year ended 07/31/09	11.54	0.22		(3.44)	(3.22)	(0.09)	(0.01)	(0.10)	8.22	(27.79)	208,752	1.59		1.59		2.79		78
Year ended 07/31/08	14.88	0.23		(2.19)	(1.96)	(0.90)	(0.48)	(1.38)	11.54	(14.46)	390,981	1.38		1.38		1.66		59

Class B
Six months ended 08/31/12	10.50	0.10		0.60	0.70	(0.04)	—	(0.04)	11.16	6.72	11,125	2.24	(e)	2.24	(e)	1.81	(e)	28
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	11,412	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.75	15,047	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.21	0.05		0.93	0.98	(0.20)	—	(0.20)	8.99	11.85	14,780	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.53	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.21	(28.35)	14,870	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.19)	(2.06)	(0.79)	(0.48)	(1.27)	11.53	(15.09)	32,535	2.13		2.13		0.91		59

Class C
Six months ended 08/31/12	10.50	0.10		0.60	0.70	(0.04)	—	(0.04)	11.16	6.71	38,433	2.24	(e)	2.24	(e)	1.81	(e)	28
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	37,828	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.74	44,885	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.22	0.05		0.92	0.97	(0.20)	—	(0.20)	8.99	11.71	38,957	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.54	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.22	(28.33)	36,020	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.18)	(2.05)	(0.79)	(0.48)	(1.27)	11.54	(15.02)	77,201	2.13		2.13		0.91		59

Class R
Six months ended 08/31/12	10.51	0.12		0.60	0.72	(0.06)	—	(0.06)	11.17	6.97	14,605	1.74	(e)	1.74	(e)	2.31	(e)	28
Year ended 02/29/12	10.83	0.12		(0.30)	(0.18)	(0.14)	—	(0.14)	10.51	(1.56)	13,717	1.76		1.76		1.16		54
Year ended 02/28/11	9.00	0.22	(f)	2.04	2.26	(0.43)	—	(0.43)	10.83	25.44	12,571	1.68		1.68		2.21	(f)	80
Seven months ended 02/28/10	8.22	0.08		0.92	1.00	(0.22)	—	(0.22)	9.00	12.10	9,254	1.65	(g)	1.65	(g)	1.43	(g)	46
Year ended 07/31/09	11.54	0.19		(3.43)	(3.24)	(0.07)	(0.01)	(0.08)	8.22	(27.97)	7,545	1.84		1.84		2.54		78
Year ended 07/31/08	14.87	0.19		(2.17)	(1.98)	(0.87)	(0.48)	(1.35)	11.54	(14.63)	7,032	1.63		1.63		1.41		59

Class Y
Six months ended 08/31/12	10.53	0.15		0.60	0.75	(0.09)	—	(0.09)	11.19	7.22	366,730	1.24	(e)	1.24	(e)	2.81	(e)	28
Year ended 02/29/12	10.85	0.17		(0.30)	(0.13)	(0.19)	—	(0.19)	10.53	(1.04)	237,473	1.26		1.26		1.66		54
Year ended 02/28/11	9.02	0.27	(f)	2.03	2.30	(0.47)	—	(0.47)	10.85	26.01	182,981	1.18		1.18		2.71	(f)	80
Seven months ended 02/28/10	8.23	0.10		0.93	1.03	(0.24)	—	(0.24)	9.02	12.48	122,613	1.15	(g)	1.15	(g)	1.93	(g)	46
Year ended 07/31/09(h)	9.58	0.17		(1.44)	(1.27)	(0.07)	(0.01)	(0.08)	8.23	(13.03)	52,830	1.40	(g)	1.40	(g)	2.98	(g)	78

Institutional Class
Six months ended 08/31/12	10.52	0.17		0.60	0.77	(0.11)	—	(0.11)	11.18	7.42	411,103	0.91	(e)	0.91	(e)	3.14	(e)	28
Year ended 02/29/12	10.83	0.20		(0.29)	(0.09)	(0.22)	—	(0.22)	10.52	(0.69)	406,395	0.91		0.91		2.01		54
Year ended 02/28/11	9.00	0.30	(f)	2.03	2.33	(0.50)	—	(0.50)	10.83	26.37	339,244	0.91		0.91		2.98	(f)	80
Seven months ended 02/28/10	8.21	0.11		0.93	1.04	(0.25)	—	(0.25)	9.00	12.64	186,423	0.91	(g)	0.91	(g)	2.17	(g)	46
Year ended 07/31/09	11.53	0.26		(3.43)	(3.17)	(0.14)	(0.01)	(0.15)	8.21	(27.36)	88,071	0.98		0.98		3.40		78
Year ended 07/31/08	14.86	0.28		(2.16)	(1.88)	(0.97)	(0.48)	(1.45)	11.53	(13.99)	62,633	0.91		0.91		2.13		59

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, except for the six months ended August 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $248,925, $11,045, $37,498, $13,955, $296,014 and $402,702 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets includes a special cash dividend received of $2.63 per share of Westfield Group on December 13, 2010. Net investment income per share and the ratio of net investment income excluding the special dividend are $0.18 and 1.81%; $0.10 and 1.06%; $0.10 and 1.06%; $0.15 and 1.56%; $0.20 and 2.06%; and $0.23 and 2.33% for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares, the Fund began offering Class R6 shares.

16        Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,071.00	$7.78	$1,017.69	$7.58	1.49%

B	1,000.00	1,068.20	11.68	1,013.91	11.37	2.24

C	1,000.00	1,067.10	11.67	1,013.91	11.37	2.24

R	1,000.00	1,069.70	9.08	1,016.43	8.84	1.74

Y	1,000.00	1,072.20	6.48	1,018.95	6.31	1.24

Institutional	1,000.00	1,074.20	4.76	1,020.62	4.63	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three year period (there being no Index data for the five year period). Invesco Advisers presented an

18        Invesco Global Real Estate Fund

analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers and below the total account fee of a mutual fund sub-advised by Invesco Advisers. The Board also noted that Invesco Advisers advises or sub-advises three off-shore funds with comparable investment strategies, two of which had higher effective fee rates than the Fund and one of which had a lower effective fee rate.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19        Invesco Global Real Estate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	GRE-SAR-1	Invesco Distributors, Inc.

Invesco High Yield Fund
Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: AMHYX ▪ B: AHYBX ▪ C: AHYCX ▪ Y: AHHYX
Investor: HYINX ▪ Institutional: AHIYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.73%

Class B Shares	4.34

Class C Shares	4.35

Class Y Shares	4.86

Investor Class Shares	4.75

Institutional Class Shares	4.86

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.97

Barclays U.S. Corporate High Yield 2% Issuer Cap Index ▪ (Style-Specific Index)	4.80

Lipper High Current Yield Bond Funds Index ▪ (Peer Group Index)	4.28

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc. ▪ Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco High Yield Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

Inception (7/11/78)	7.85%

10 Years	9.36

5 Years	7.49

1 Year	8.72

Class B Shares

Inception (9/1/93)	4.50%

10 Years	9.23

5 Years	7.41

1 Year	8.27

Class C Shares

Inception (8/4/97)	2.61%

10 Years	9.06

5 Years	7.71

1 Year	12.30

Class Y Shares

10 Years	10.01%

5 Years	8.77

1 Year	14.39

Investor Class Shares

10 Years	9.90%

5 Years	8.53

1 Year	14.16

Institutional Class Shares

10 Years	10.24%

5 Years	8.88

1 Year	14.44
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/11/78)	7.79%

10 Years	8.63

5 Years	6.21

1 Year	1.20

Class B Shares

Inception (9/1/93)	4.37%

10 Years	8.53

5 Years	6.10

1 Year	0.46

Class C Shares

Inception (8/4/97)	2.43%

10 Years	8.33

5 Years	6.39

1 Year	4.42

Class Y Shares

10 Years	9.27%

5 Years	7.47

1 Year	6.73

Investor Class Shares

10 Years	9.17%

5 Years	7.20

1 Year	6.23

Institutional Class Shares

10 Years	9.50%

5 Years	7.61

1 Year	6.49
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and
Institutional Class shares was 0.89%, 1.64%, 1.64%, 0.64%, 0.86% and 0.64%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.01%, 1.76%, 1.76%, 0.76%, 0.98% and 0.68%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3	Invesco High Yield Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–80.54%
Advertising–0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$524,000	$547,580

Aerospace & Defense–0.91%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,417,000	1,487,850

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	5,093,000	5,761,456

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	1,710,000	1,842,525

7.13%, 03/15/21	2,195,000	2,387,062

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	2,090,000	2,285,938

		13,764,831

Airlines–2.94%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11–11/03/11; Cost $5,665,406)(b)(c)	6,430,000	6,349,625

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	6,196,120	6,289,062

Continental Airlines Pass Through Trust,
Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	299,937	308,185

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	3,052,713	3,129,030

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,718,077	3,159,765

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,116,828	2,322,558

Delta Air Lines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,303,582	2,355,412

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,331,100

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	1,600,000	1,642,000

Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	915,000	933,300

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	845,000	918,938

Sr. Sec. Notes, 9.50%, 09/15/14(b)	3,294,000	3,479,288

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	579,935	611,469

Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,742,904	1,708,046

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	2,402,543	2,774,937

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	2,156,676	2,350,777

US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	3,058,371	2,806,055

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	604,000	643,638

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	604,000	622,120

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	724,000	740,290

		44,475,595

Alternative Carriers–1.06%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	4,070,894

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	3,790,000	4,254,275

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	1,000,000	1,025,000

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	1,060,000	1,065,300

Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	2,165,000	2,284,075

8.63%, 07/15/20	1,198,000	1,290,845

9.38%, 04/01/19	1,905,000	2,095,500

		16,085,889

Aluminum–0.28%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	4,258,600	4,282,555

Apparel Retail–1.32%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	4,294,000	4,658,990

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	5,544,000	6,004,845

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	3,415,000	3,602,825

Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,195,000	1,263,712

8.50%, 06/15/19	2,840,000	3,429,300

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	590,000	665,225

7.00%, 05/01/20	345,000	391,575

		20,016,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–2.00%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$5,456,000	$5,933,400

Jones Group Inc./Apparel Group Holdings/ Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	8,148,000	8,107,260

Levi Strauss & Co., Sr. Unsec. Global Notes,
6.88%, 05/01/22	1,845,000	1,923,413

7.63%, 05/15/20	6,785,000	7,242,987

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	7,430,000	7,109,581

		30,316,641

Auto Parts & Equipment–0.49%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	5,177,000	5,500,562

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	1,810,000	1,975,163

		7,475,725

Automobile Manufacturers–0.89%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	5,730,000	6,088,125

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	4,989,000	6,148,942

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	1,228,000	1,240,280

		13,477,347

Automotive Retail–0.05%
Penske Automotive Group Inc., Sr. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	745,000	761,763

Biotechnology–0.23%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	1,135,000	1,254,175

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	323,125

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,815,000	1,946,588

		3,523,888

Broadcasting–0.50%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,355,000	2,549,288

Clear Channel Worldwide Holdings Inc.,
Series A, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	617,000	594,634

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	4,585,000	4,481,837

		7,625,759

Building Products–3.55%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	3,175,000	2,873,375

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	4,320,000	4,190,400

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	4,042,000	4,436,095

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	5,794,000	6,279,247

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,630,000	5,788,344

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	1,407,000	1,517,801

Nortek Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	8,265,000	8,843,550

10.00%, 12/01/18	2,045,000	2,259,725

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	1,172,000	1,201,300

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	3,715,000	3,872,888

USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	4,270,000	4,611,600

8.38%, 10/15/18(b)	450,000	490,500

Sr. Unsec. Notes, 9.75%, 01/15/18	6,950,000	7,471,250

		53,836,075

Cable & Satellite–1.46%
DISH DBS Corp., Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	5,650,000	5,748,875

5.88%, 07/15/22(b)	1,127,000	1,142,496

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	2,702,000	2,918,160

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	1,079,000	1,194,993

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	1,975,000	1,802,188

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	4,935,000	5,364,446

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	3,799,000	3,979,452

		22,150,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–4.97%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$3,585,000	$3,862,837

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	3,765,000	2,644,913

Sr. Unsec. Gtd. Global Bonds,
5.63%, 06/01/15	5,101,000	4,246,582

Caesars Operating Escrow LLC/Caesars Escrow Corp, Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	3,017,000	3,017,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	523,000	538,690

CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	4,538,119	4,844,442

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	4,240,000	4,526,200

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	463,000	494,253

Codere Finance Luxembourg SA (Luxembourg), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	1,895,000	1,506,525

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	3,095,000	3,149,163

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,442,813

Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	7,275,000	7,629,656

Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	5,772,000	5,873,010

8.63%, 02/01/19(b)	808,000	862,540

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	3,016,000	3,347,760

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	3,828,000	3,961,980

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes,
4.48%, 02/01/14(b)(d)	6,366,000	6,143,190

Sr. Sec. Notes, 9.13%, 02/01/15(b)	5,653,000	5,667,132

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Sec. First Mortgage Global Notes,
7.75%, 08/15/20	6,440,000	7,245,000

Sr. Sec. First Mortgage Notes,
5.38%, 03/15/22(b)	4,215,000	4,299,300

		75,302,986

Coal & Consumable Fuels–0.37%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	495,000	537,075

8.25%, 04/01/20	1,040,000	1,123,200

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,778,000	2,837,032

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	1,134,000	1,057,455

		5,554,762

Communications Equipment–0.47%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	5,340,000	4,899,450

Sr. Unsec. Gtd. Global Notes,
9.75%, 11/01/15	2,521,000	2,180,665

		7,080,115

Computer & Electronics Retail–0.41%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,690,000	6,173,650

Computer Storage & Peripherals–0.20%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	1,333,000	1,429,643

7.75%, 12/15/18	1,510,000	1,657,225

		3,086,868

Construction & Engineering–1.32%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	5,793,000	6,328,852

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	2,557,000	2,665,673

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	10,921,300

		19,915,825

Construction & Farm Machinery & Heavy Trucks–1.45%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	3,105,300

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	4,244,000	4,323,575

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,215,000	2,464,187

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	8,004,000	7,653,825

Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	500,000	450,000

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	3,795,000	3,989,494

		21,986,381

Construction Materials–0.91%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	6,010,000	6,155,916

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	6,472,000	6,933,130

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	737,179

		13,826,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Fund

	Principal
	Amount	Value

Consumer Finance–1.73%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 06/26/15	$3,412,000	$3,505,830

7.50%, 09/15/20	2,205,000	2,532,994

8.00%, 03/15/20	6,568,000	7,717,400

8.00%, 11/01/31	4,967,000	5,898,312

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	5,840,000	6,540,800

		26,195,336

Data Processing & Outsourced Services–1.26%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	8,961,000	9,610,672

First Data Corp., Sr. Sec. Gtd. Notes,
6.75%, 11/01/20(b)	3,190,000	3,166,075

7.38%, 06/15/19(b)	3,177,000	3,288,195

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	1,725,000	1,845,750

7.63%, 11/15/20	1,120,000	1,206,800

		19,117,492

Department Stores–0.19%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	3,230,000	2,939,300

Distillers & Vintners–0.47%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Mortgage Notes,
9.13%, 12/01/16(b)	2,645,000	1,653,125

9.13%, 12/01/16	335,000	212,725

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 03/01/23	400,000	409,000

7.25%, 05/15/17	3,776,000	4,366,000

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	453,000	511,890

		7,152,740

Diversified Banks–0.11%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	2,209,000	1,734,065

Diversified Chemicals–0.03%
Olin Corp., Sr. Unsec. Notes, 5.50%, 08/15/22	390,000	394,875

Diversified Metals & Mining–1.18%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	3,853,000	3,710,391

7.00%, 11/01/15(b)	3,488,000	3,453,120

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	3,963,000	3,673,012

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	3,802,000	2,666,855

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	4,195,000	4,321,175

		17,824,553

Electric Utilities–0.41%
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds,
7.16%, 01/15/14	1,075,295	1,077,983

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	3,845,000	3,864,225

Viridian Group FundCo II (United Kingdom), Sr. Sec. Gtd. Notes, 11.13%, 04/01/17(b)	1,330,000	1,279,133

		6,221,341

Electrical Components & Equipment–0.29%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	3,065,000	3,080,325

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	1,244,000	1,345,075

		4,425,400

Electronic Manufacturing Services–0.37%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	970,000	982,125

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	4,588,000	4,633,880

		5,616,005

Environmental & Facilities Services–0.17%
Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/20(b)	765,000	786,038

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,040,000	1,805,400

		2,591,438

Food Retail–0.08%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,225,700

Forest Products–0.18%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	3,875,000	2,702,813

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10 Cost $470,000)(b)(c)	470,000	63,450

		2,766,263

Gas Utilities–1.00%
AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	2,695,000	2,897,125

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	5,542,000	5,500,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Fund

	Principal
	Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	$4,016,000	$4,317,200

7.38%, 08/01/21(b)	2,335,000	2,480,937

		15,195,697

Health Care Equipment–0.22%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	554,000	512,450

10.88%, 11/15/14	1,470,000	1,534,313

Sr. Unsec. Gtd. Sub. Global Notes,
9.75%, 10/15/17	1,474,000	1,275,010

		3,321,773

Health Care Facilities–2.35%
CHS/Community Health systems, Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	563,000	584,113

HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	2,455,000	2,620,712

7.88%, 02/15/20	4,994,000	5,605,765

Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,439,062

HealthSouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	1,430,000	1,562,275

7.75%, 09/15/22	1,465,000	1,604,175

8.13%, 02/15/20	1,245,000	1,377,281

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	3,908,000	3,790,760

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(d)	3,702,000	3,704,314

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	1,848,000	1,972,740

9.25%, 02/01/15	9,300,000	10,369,500

		35,630,697

Health Care Services–0.33%
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	1,980,000	2,071,575

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	2,790,000	2,866,725

		4,938,300

Health Care Supplies–0.11%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,610,663

Health Care Technology–0.42%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	5,910,000	6,427,125

Healthcare–0.05%
Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	750,000	781,875

Homebuilding–2.01%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	2,290,000	2,292,863

8.13%, 06/15/16	4,450,000	4,616,875

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	7,311,000	7,694,827

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	1,480,000	1,531,800

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,452,000	4,858,245

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	2,788,000	2,969,220

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	1,677,000	1,777,620

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	2,996,000	3,205,720

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	1,394,000	1,526,430

		30,473,600

Hotels, Resorts & Cruise Lines–0.26%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	357,000	384,221

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	2,230,000	2,492,025

7.50%, 10/15/27	1,064,000	1,101,240

		3,977,486

Household Products–0.73%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	6,111,000	6,439,466

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	4,240,000	4,589,800

		11,029,266

Housewares & Specialties–0.22%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,015,000	3,316,500

Independent Power Producers & Energy Traders–1.65%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	3,310,000	3,756,850

8.00%, 10/15/17	3,905,000	4,588,375

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	4,168,000	4,480,600

7.50%, 02/15/21(b)	4,460,000	4,972,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$3,458,000	$3,708,705

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,202,569	3,426,749

		24,934,179

Industrial Conglomerates–0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	—

Industrial Machinery–0.52%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	1,587,000	1,642,545

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	2,385,000	2,534,062

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	415,000	440,938

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	538,000	555,485

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,632,000

		7,805,030

Industrial REIT’s–0.11%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	1,560,000	1,727,700

Integrated Telecommunication Services–1.17%
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	8,322,000	9,008,565

7.50%, 04/01/21	6,225,000	6,769,687

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	1,805,000	1,953,913

		17,732,165

Internet Software & Services–0.33%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	390,000	439,725

8.13%, 03/01/18	4,050,000	4,515,750

		4,955,475

Investment Banking & Brokerage–0.42%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,720,000	4,849,871

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	1,380,000	1,442,100

		6,291,971

Leisure Facilities–0.07%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,070,000	1,131,525

Leisure Products–0.37%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	5,471,000	5,539,387

Life Sciences Tools & Services–0.18%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	2,815,000	2,776,294

Marine–0.15%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	558,000	532,890

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,725,000	1,701,281

		2,234,171

Movies & Entertainment–0.87%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	5,523,000	6,054,589

Live Nation Entertainment Inc., Sr. Gtd. Notes, 7.00%, 09/01/20(b)	820,000	842,550

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	5,558,000	6,224,960

		13,122,099

Multi-Line Insurance–2.60%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	8,645,000	10,374,000

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	2,173,438

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	3,265,000	3,705,775

Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,310,516

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds,
7.80%, 03/15/37(b)	7,015,000	7,506,050

Sr. Unsec. Gtd. Notes, 4.95%, 05/01/22(b)	663,000	691,568

Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,720,168

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	8,040,000	10,925,381

		39,406,896

Office Services & Supplies–0.43%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	870,000	930,900

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,700,000	5,521,875

		6,452,775

Oil & Gas Drilling–0.03%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	445,000	477,263

Oil & Gas Equipment & Services–1.04%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,895,000	6,108,694

Key Energy Services, Inc.,Sr. Unsec. Gtd. Notes,
6.75%, 03/01/21(b)	805,000	829,150

6.75%, 03/01/21	6,305,000	6,494,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services–(continued)

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	$2,113,000	$2,249,684

		15,681,678

Oil & Gas Exploration & Production–6.70%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	1,500,000	1,610,625

Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	4,645,000	5,086,275

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	1,108,000	1,177,250

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/20	2,713,000	2,828,303

Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	2,065,000	2,067,581

6.63%, 08/15/20	8,014,000	8,264,437

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	2,075,000	2,215,063

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 09/15/22	945,000	992,250

7.13%, 04/01/21	1,310,000	1,472,113

7.38%, 10/01/20	2,457,000	2,767,196

8.25%, 10/01/19	1,835,000	2,075,844

Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	2,610,000	2,714,400

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	2,790,000	2,901,600

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	8,506,000	7,719,195

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	1,964,000	1,919,810

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	553,000	597,240

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	7,083,000	7,432,723

Newfield Exploration Co.,
Sr. Unsec. Global Notes, 5.63%, 07/01/24	848,000	921,670

Sr. Unsec. Sub. Global Notes,
7.13%, 05/15/18	4,233,000	4,497,562

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	2,290,000	2,352,975

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	3,000,000	2,588,312

8.50%, 06/01/18(b)	4,570,000	4,074,238

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	3,850,000	4,071,375

6.63%, 05/01/21	250,000	268,750

7.63%, 06/01/18	3,425,000	3,681,875

8.63%, 10/15/19	1,410,000	1,603,875

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	2,867,000	2,953,010

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	765,000	800,381

5.75%, 06/01/21	4,825,000	5,162,750

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	1,983,000	2,042,490

SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	1,600,000	1,680,000

6.63%, 02/15/19	3,133,000	3,289,650

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	1,140,000	1,197,000

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	3,440,000	3,702,300

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	2,565,000	2,731,725

		101,461,843

Oil & Gas Refining & Marketing–0.67%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	1,644,000	1,619,340

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	7,942,000	8,517,795

		10,137,135

Oil & Gas Storage & Transportation–3.44%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	3,542,000	3,639,405

6.13%, 07/15/22	668,000	698,060

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	3,039,000	3,274,522

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	8,449,000	8,871,450

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	1,682,000	1,648,360

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	4,792,000	5,552,730

MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
5.50%, 02/15/23	4,373,000	4,498,724

6.25%, 06/15/22	2,105,000	2,241,825

6.50%, 08/15/21	3,955,000	4,281,287

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	3,625,000	2,274,688

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	4,223,000	4,566,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	$6,285,000	$6,787,800

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	1,073,000	1,126,650

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,564,550

		52,026,170

Packaged Foods & Meats–0.73%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	3,493,000	3,493,000

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	4,436,000	4,679,980

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	3,320,000	2,905,000

		11,077,980

Paper Packaging–0.28%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	4,306,273

Paper Products–1.15%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	6,478,000	6,490,146

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	3,310,000	3,632,725

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	3,310,000	3,525,150

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	3,258,000	2,223,585

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	1,585,000	1,616,700

		17,488,306

Personal Products–0.38%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	5,075,000	5,722,062

Pharmaceuticals–0.37%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes,
8.75%, 10/15/16	860,000	939,550

8.75%, 10/15/16	1,430,000	1,562,275

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	710,000	772,125

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,225,000	2,391,875

		5,665,825

Property & Casualty Insurance–0.28%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)(d)	945,000	926,100

XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50%(e)	3,595,000	3,294,099

		4,220,199

Publishing–0.03%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	465,000	435,938

Real Estate Services–0.25%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,797,350

Regional Banks–1.51%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	1,134,300

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	3,000,000	3,018,750

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	676,000	721,630

Unsec. Sub. Notes, 7.38%, 12/10/37	6,950,000	7,106,375

Susquehanna Bancshare Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	563,000	581,752

Susquehanna Capital II, Jr. Unsec. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,522,143

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,440,000	2,720,600

Unsec. Sub. Global Notes, 5.13%, 06/15/17	5,142,000	4,994,167

		22,799,717

Research & Consulting Services–0.28%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,288,575

Semiconductor Equipment–0.90%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	4,246,000	4,299,075

7.38%, 05/01/18	3,922,000	4,088,685

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	4,885,000	5,184,206

		13,571,966

Semiconductors–0.78%
Advanced Micro Devices, Sr. Unsec. Notes, 7.50%, 08/15/22(b)	563,000	557,370

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	3,334,000	3,617,390

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	4,270,000	4,205,950

10.75%, 08/01/20	3,129,000	3,371,497

		11,752,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Fund

	Principal
	Amount	Value

Specialized Finance–3.90%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	$4,292,000	$4,297,365

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	8,083,000	8,709,432

7.63%, 04/15/20	1,083,000	1,207,545

CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	1,392,445	1,392,445

Sr. Unsec. Global Notes,
4.25%, 08/15/17	1,790,000	1,821,325

5.00%, 08/15/22	1,702,000	1,714,765

5.25%, 03/15/18	7,637,000	8,018,850

Sr. Unsec. Notes, 5.00%, 05/15/17	1,000,000	1,050,000

5.50%, 02/15/19(b)	3,022,000	3,173,100

Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	690,000	720,619

International Lease Finance Corp.,
Sr. Sec. Gtd. Notes, 6.75%, 09/01/16(b)	2,200,000	2,413,125

7.13%, 09/01/18(b)	3,045,000	3,462,736

Sr. Unsec. Global Notes,
5.75%, 05/15/16	895,000	934,380

5.88%, 04/01/19	1,405,000	1,446,711

5.88%, 08/15/22	5,600,000	5,607,000

6.25%, 05/15/19	1,385,000	1,450,355

8.63%, 09/15/15	1,370,000	1,536,455

8.75%, 03/15/17	6,719,000	7,789,840

Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,745,803

Series R, Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	620,000	643,250

		59,135,101

Specialized REIT’s–0.79%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	3,335,000	3,710,187

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	2,685,000	2,893,087

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	2,230,000	2,436,275

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	2,570,000	2,868,763

		11,908,312

Specialty Chemicals–0.81%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	1,223,000	1,238,288

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	4,325,000	4,092,531

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	6,313,000	6,912,735

		12,243,554

Specialty Stores–0.31%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	4,330,000	4,633,100

Steel–0.21%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%, 02/25/22	1,407,000	1,375,125

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	410,000	427,425

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	1,319,000	1,348,677

		3,151,227

Systems Software–0.24%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10–01/06/11; Cost $6,147,675)(b)	6,057,000	3,573,630

Technology Distributors–0.25%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	3,553,000	3,730,650

Tires & Rubber–0.27%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	3,714,000	4,099,328

Trading Companies & Distributors–0.36%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/22(b)	780,000	806,325

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	1,853,000	1,985,026

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	373,000	396,313

Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,045,000	2,249,500

		5,437,164

Trucking–1.58%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	6,870,000	7,488,300

9.75%, 03/15/20	1,078,000	1,218,140

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	968,000	1,055,120

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	3,101,000	3,271,555

7.38%, 01/15/21	4,205,000	4,593,962

7.50%, 10/15/18	4,438,000	4,815,230

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	1,345,000	1,418,975

		23,861,282

Wireless Telecommunication Services–4.14%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	2,427,000	2,414,865

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(f)	905,000	662,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Fund

	Principal
	Amount		Value

Wireless Telecommunication Services–(continued)

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		$9,957,000	$9,732,967

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		3,210,000	3,286,238

Digicel Ltd. (Ireland), Sr. Unsec. Notes,
7.00%, 02/15/20(b)		1,000,000	1,010,000

8.25%, 09/01/17(b)		3,975,000	4,243,312

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		6,387,000	6,706,350

7.88%, 09/01/18		3,090,000	3,315,956

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28		3,667,000	3,336,970

6.90%, 05/01/19		55,000	56,375

Sprint Nextel Corp., Sr. Unsec. Global Notes,
7.00%, 08/15/20		1,572,000	1,617,195

11.50%, 11/15/21		2,003,000	2,508,758

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		4,150,000	4,554,625

9.00%, 11/15/18(b)		3,323,000	3,933,601

Sr. Unsec. Notes, 8.38%, 08/15/17		2,115,000	2,337,075

VimpelCom (Russia), Unsec. Loan Participation Notes, 6.49%, 02/02/16(b)		800,000	833,000

7.75%, 02/02/21(b)		1,000,000	1,022,100

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		3,450,000	3,182,625

11.75%, 07/15/17(b)		8,579,000	7,892,680

			62,647,605

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,170,822,537)			1,219,616,139

Non-U.S. Dollar Denominated Bonds & Notes–4.49%(g)
Canada–0.49%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	3,859,000	4,109,900

Great Canadian Gaming Corp., Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	3,165,000	3,274,470

			7,384,370

Czech Republic–0.37%
Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	1,755,000	2,329,218

CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	2,400,000	3,268,284

			5,597,502

Italy–0.11%
Wind Acquisition Finance S.A., Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,535,000	1,708,961

Luxembourg–0.88%
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	3,197,207

REGS, Sr. Sec. Gtd. Euro Notes,
8.25%, 06/15/15(b)	EUR	3,595,000	3,844,133

M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%(d)(e)	EUR	4,400,000	2,656,896

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	2,722,500	3,613,275

			13,311,511

Netherlands–0.06%
Boats Investments B.V., Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17	EUR	1,221,238	775,641

Poland–0.70%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	2,345,000	1,873,257

Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	2,790,000	3,825,704

Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	1,430,000	1,879,892

TVN Finance Corp II AB, Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	3,068,073

			10,646,926

Spain–0.60%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	2,460,000	2,731,055

REGS, Sr. Unsec. Gtd. Euro Notes,
8.75%, 05/15/18(b)	EUR	3,665,000	4,068,828

Nara Cable Funding Ltd., Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	2,050,000	2,340,352

			9,140,235

Switzerland–0.17%
Schmolz + Bickenbach Luxembourg S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	2,465,000	2,535,043

United Kingdom–0.77%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	1,030,000	1,376,724

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	2,185,000	2,460,113

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,240,000	1,968,748

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	4,020,000	5,335,304

REGS, Sr. Sec. Gtd. Euro Notes,
8.38%, 11/15/17(b)	EUR	400,000	530,876

			11,671,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Fund

	Principal
	Amount		Value

United States–0.34%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,785,000	$2,256,758

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	2,250,000	2,943,720

			5,200,478

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $72,653,390)			67,972,432

	Shares
Preferred Stocks–3.00%
Automobile Manufacturers–0.22%
General Motors Co., Series B, $2.38 Conv. Pfd.		92,680	3,308,676

Consumer Finance–0.96%
Ally Financial, Inc., Series A, 8.50% Pfd.		118,295	2,902,959

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		9,175	8,355,272

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		130,135	3,229,951

			14,488,182

Diversified Banks–0.25%
Royal Bank of Scotland PLC (The), Series T, (United Kingdom) 7.25% Jr. Sub. Pfd.		165,565	3,773,226

Industrial REIT’s–0.08%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		45,710	1,234,170

Multi-Line Insurance–0.50%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		269,175	7,577,276

Regional Banks–0.88%
BB&T Corp., Series E, 5.63% Pfd.		146,355	3,749,615

Zions Bancorp, Series C, 9.50% Pfd.		365,130	9,613,873

			13,363,488

Tires & Rubber–0.11%
Goodyear Tire & Rubber Co. (The), $2.89 Conv. Pfd.		37,605	1,696,738

Total Preferred Stocks (Cost $42,659,662)			45,441,756

Common Stocks & Other Equity Interests–0.53%
Apparel, Accessories & Luxury Goods–0.00%
Hosiery Corp. of America, Inc., Class A(i)		1,000	0

Automobile Manufacturers–0.23%
General Motors Co.(i)(j)		80,919	1,727,621

General Motors Co., Wts. expiring 07/10/16(i)(j)		73,562	920,996

General Motors Co., Wts. expiring 07/10/19(i)(j)		73,562	556,129

Motors Liquidation Co. GUC Trust(i)		20,315	291,317

			3,496,063

Broadcasting–0.01%
Adelphia Communications Corp.(k)		50,250	39,195

Adelphia Recovery Trust, Series ACC-1(k)		4,846,549	9,693

Adelphia Recovery Trust, Series ARAHOVA(k)		2,211,702	44,234

			93,122

Construction Materials–0.15%
U.S. Concrete, Inc.(i)		359,502	2,268,458

Integrated Telecommunication Services–0.12%
Hawaiian Telcom Holdco Inc., Wts. expiring 10/28/15(i)		22,376	123,068

Largo Ltd. Class A (Luxembourg)(i)		312,510	176,912

Largo Ltd. Class B (Luxembourg)(i)		2,812,600	1,592,213

Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0)(b)		73,021	0

			1,892,193

Leisure Products–0.00%
HF Holdings Inc.(i)		36,820	0

Publishing–0.00%
Reader’s Digest Association Inc. (The) (China), Wts. expiring 02/19/14		9,814	0

Semiconductors–0.02%
Magnachip Semiconductor Corp. (South Korea)(i)		20,834	281,467

Total Common Stocks & Other Equity Interests (Cost $56,304,793)			8,031,303

	Principal
	Amount
U.S. Treasury Bills–0.10%
0.13% 11/15/12(l)(m)		$1,390,000	1,389,792

0.14% 11/15/12(l)(m)		120,000	119,982

Total U.S. Treasury Bills (Cost $1,509,581)			1,509,774

Senior Secured Floating Rate Interest Loans–0.03%
Automobile Manufacturers–0.03%
Navistar, Inc., Term Loan B, 07/31/17 (Cost $495,041)(n)		500,000	503,997

	Shares
Money Market Funds–9.67%
Liquid Assets Portfolio–Institutional Class(o)		73,218,984	73,218,984

Premier Portfolio–Institutional Class(o)		73,218,984	73,218,984

Total Money Market Funds (Cost $146,437,968)			146,437,968

TOTAL INVESTMENTS–98.36% (Cost $1,490,882,972)			1,489,513,369

OTHER ASSETS LESS LIABILITIES–1.64%			24,872,118

NET ASSETS–100.00%			$1,514,385,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $397,496,453, which represented 26.25% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $12,500,885, which represented less than 1% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Non-income producing security.
(j)	Acquired as part of the General Motors reorganization.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreements. See Note 1I and Note 4.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality, based on Net Assets
as of August 31, 2012

A	0.7%

BBB	5.8

BB	32.3

B	36.4

CCC	8.2

CC	0.3

Non-Rated	6.6

Other	9.7

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,344,445,004)	$1,343,075,401

Investments in affiliated money market funds, at value and cost	146,437,968

Total investments, at value (Cost $1,490,882,972)	1,489,513,369

Foreign currencies, at value (Cost $175,504)	178,261

Receivable for:
Investments sold	5,197,864

Fund shares sold	3,937,198

Dividends and interest	27,438,341

Principal paydowns	24

Unrealized appreciation on swap agreements	73,266

Investment for trustee deferred compensation and retirement plans	121,355

Other assets	221,456

Total assets	1,526,681,134

Liabilities:
Payable for:
Investments purchased	6,206,448

Fund shares reacquired	1,345,552

Amount due custodian	276,049

Dividends	2,123,656

Foreign currency contracts outstanding	750,891

Accrued fees to affiliates	823,924

Trustee deferred compensation and retirement plans	320,417

Premiums received on swap agreements	448,710

Total liabilities	12,295,647

Net assets applicable to shares outstanding	$1,514,385,487

Net assets consist of:
Shares of beneficial interest	$1,694,637,968

Undistributed net investment income	(1,314,151)

Undistributed net realized gain (loss)	(176,858,721)

Unrealized appreciation (depreciation)	(2,079,609)

$1,514,385,487

Net Assets:
Class A	$1,042,928,809

Class B	$40,627,547

Class C	$108,850,878

Class Y	$56,368,032

Investor Class	$135,081,024

Institutional Class	$130,529,197

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	242,448,969

Class B	9,421,125

Class C	25,362,338

Class Y	13,082,457

Investor Class	31,381,458

Institutional Class	30,406,634

Class A:
Net asset value per share	$4.30

Maximum offering price per share (Net asset value of $4.30 divided by 95.25%)	$4.51

Class B:
Net asset value and offering price per share	$4.31

Class C:
Net asset value and offering price per share	$4.29

Class Y:
Net asset value and offering price per share	$4.31

Investor Class:
Net asset value and offering price per share	$4.30

Institutional Class:
Net asset value and offering price per share	$4.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$48,313,360

Dividends	1,484,885

Dividends from affiliated money market funds	78,512

Total investment income	49,876,757

Expenses:
Advisory fees	3,663,219

Administrative services fees	185,001

Custodian fees	3,450

Distribution fees:

Class A	1,224,967

Class B	212,233

Class C	554,765

Investor Class	119,522

Transfer agent fees — A, B, C, Y and Investor	967,046

Transfer agent fees — Institutional	36,175

Trustees’ and officers’ fees and benefits	46,539

Other	172,181

Total expenses	7,185,098

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(599,133)

Net expenses	6,585,965

Net investment income	43,290,792

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,901,124

Foreign currencies	(251,973)

Foreign currency contracts	5,215,050

Swap agreements	458,691

15,322,892

Change in net unrealized appreciation (depreciation) of:
Investment securities	7,355,265

Foreign currencies	(85,041)

Foreign currency contracts	393,983

Swap agreements	(978,280)

6,685,927

Net realized and unrealized gain	22,008,819

Net increase in net assets resulting from operations	$65,299,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$43,290,792	$80,926,209

Net realized gain	15,322,892	20,417,095

Change in net unrealized appreciation (depreciation)	6,685,927	(46,494,296)

Net increase in net assets resulting from operations	65,299,611	54,849,008

Distributions to shareholders from net investment income:
Class A	(29,049,333)	(54,895,259)

Class B	(1,105,372)	(2,883,887)

Class C	(2,885,925)	(6,352,376)

Class Y	(1,459,490)	(3,090,783)

Investor Class	(3,723,060)	(8,544,845)

Institutional Class	(3,719,046)	(7,491,364)

Total distributions from net investment income	(41,942,226)	(83,258,514)

Share transactions–net:
Class A	62,613,369	448,892,972

Class B	(4,939,782)	9,082,557

Class C	(7,611,479)	42,734,603

Class Y	9,820,799	11,476,852

Investor Class	11,023,904	(8,959,253)

Institutional Class	18,108,343	29,887,766

Net increase in net assets resulting from share transactions	89,015,154	533,115,497

Net increase in net assets	112,372,539	504,705,991

Net assets:
Beginning of period	1,402,012,948	897,306,957

End of period (includes undistributed net investment income of $(1,314,151) and $(2,662,717), respectively)	$1,514,385,487	$1,402,012,948

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until

19        Invesco High Yield Fund

they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

20        Invesco High Yield Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

21        Invesco High Yield Fund

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
J.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

22        Invesco High Yield Fund

  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 0.89%, 1.64%, 1.64%, 0.64%, 0.89% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees $72,737 and reimbursed class level expenses of $392,938, $17,020, $44,489, $19,129 and $50,143 of Class A, Class B, Class C, Investor Class and Class Y Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund.
  The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $118,791 in front-end sales commissions from the sale of Class A shares and $2,529, $31,273 and $4,677 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

23        Invesco High Yield Fund

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$189,456,118	$10,454,909	$0	$199,911,027

U.S. Treasury Securities	—	1,509,774	—	1,509,774

Corporate Debt Securities	—	1,220,120,136	0	1,220,120,136

Foreign Debt Securities	—	67,972,432	—	67,972,432

	$189,456,118	$1,300,057,251	$0	$1,489,513,369

Foreign Currency Contracts*	(750,891)	—	—	(750,891)

Swap Agreements*	—	73,266	—	73,266

Total Investments	$188,705,227	$1,300,130,517	$0	$1,488,835,744

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements(a)	$73,266	$—

Currency risk
Foreign Currency Contracts(b)	$—	$(750,891)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency	Swap
	Contracts*	Agreements*

Realized Gain
Credit risk	$—	$458,691

Currency risk	5,215,050	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$(978,280)

Currency risk	393,983	—

Total	$5,609,033	$(519,589)

*	The average notional value outstanding of foreign currency contracts and swap agreements during the period was $85,210,370 and $15,679,167, respectively.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/2012	Morgan Stanley & Co., Inc.	EUR	48,476,000	USD	60,284,481	$61,035,372	$(750,891)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

24        Invesco High Yield Fund

Open Credit Default Swap Agreements
					Implied			Unrealized
		Buy/Sell	Pay/Receive	Expiration	Credit	Notional	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	Value	Payments	(Depreciation)

JP Morgan Chase Bank	MGM Resorts	Sell	5.00%	06/20/2017	7.11%	$4,295	$280,690	$(76,741)

JP Morgan Chase Bank	CDX North American High Yield	Sell	5.00	12/20/2016	5.11	4,800	168,020	150,007

Total credit default swap agreements							$448,710	$73,266

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2012, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $2,677.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

25        Invesco High Yield Fund

  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2013	$32,804,299	$—	$32,804,299

February 28, 2014	5,413,212	—	5,413,212

February 29, 2016	2,599,389	—	2,599,389

February 28, 2017	62,798,326	—	62,798,326

February 28, 2018	89,238,570	—	89,238,570

	$192,853,796	$—	$192,853,796

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Van Kampen High Yield Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $382,489,117 and $322,162,335, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$75,332,531

Aggregate unrealized (depreciation) of investment securities	(79,091,609)

Net unrealized appreciation (depreciation) of investment securities	$(3,759,078)

Cost of investments for tax purposes is $1,493,272,447.

26        Invesco High Yield Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	53,681,707	$226,931,169	70,079,212	$285,704,959

Class B	654,785	2,779,528	1,486,980	6,098,987

Class C	3,574,149	15,088,406	5,672,920	23,515,537

Class Y	8,417,096	35,713,671	6,435,651	26,475,278

Investor Class	6,146,088	26,052,924	5,161,795	21,330,315

Institutional Class	6,311,937	26,548,055	10,989,425	45,597,413

Issued as reinvestment of dividends:
Class A	4,465,056	18,898,540	8,677,692	35,763,574

Class B	187,989	797,418	493,798	2,044,089

Class C	469,106	1,981,851	1,092,750	4,503,517

Class Y	276,347	1,172,208	363,246	1,499,984

Investor Class	737,509	3,125,230	1,707,567	7,091,706

Institutional Class	877,370	3,707,554	1,813,087	7,478,073

Automatic conversion of Class B shares to Class A shares:
Class A	960,287	4,062,623	3,170,851	13,152,549

Class B	(957,519)	(4,062,623)	(3,161,759)	(13,152,549)

Issued in connection with acquisitions:(b)
Class A	—	—	87,739,164	378,136,605

Class B	—	—	5,560,781	24,030,883

Class C	—	—	11,477,100	49,343,449

Class Y	—	—	2,545,717	10,993,248

Institutional Class	—	—	3,457,881	14,870,952

Reacquired:(c)
Class A	(44,682,653)	(187,278,963)	(64,688,016)	(263,864,715)

Class B	(1,053,136)	(4,454,105)	(2,418,567)	(9,938,853)

Class C	(5,893,382)	(24,681,736)	(8,445,754)	(34,627,900)

Class Y	(6,404,440)	(27,065,080)	(6,671,073)	(27,491,658)

Investor Class	(4,309,651)	(18,154,250)	(9,023,935)	(37,381,274)

Institutional Class	(2,894,222)	(12,147,266)	(9,210,511)	(38,058,672)

Net increase in share activity	20,564,423	$89,015,154	124,306,002	$533,115,497

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen High Yield Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax free exchange of 110,780,643 shares of the Fund for 48,442,842 shares outstanding of the Target Fund as of the close of business on June 3, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund as of the close of business on April 29, 2011. The Target Fund’s net assets at that date of $477,375,137, including $14,909,775 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $920,794,419. The net assets of the Fund subsequent to the acquisition were $1,398,119,556.

The pro forma results of operations for the year ended February 29, 2012 assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$90,314,596

Net realized/unrealized gains (losses)	(26,593,379)

Change in net assets resulting from operations	$63,721,217

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since June 6, 2011.

(c)	Net of redemption fees of $0 and $48,643 allocated among the classes based on relative net assets of each class for the six months ended August 31, 2012 and the year ended February 29, 2012.

27        Invesco High Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset			on securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period(a)	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$4.23	$0.13	(d)	$0.07	$0.20	$(0.13)	$4.30	4.73%	$1,042,929	0.88	%(e)	0.97	%(e)	6.11	%(e)	25%
Year ended 02/29/12	4.33	0.29	(d)	(0.09)	0.20	(0.30)	4.23	4.89	964,405	0.90		1.01		6.93		65
Year ended 02/28/11	4.03	0.31	(d)	0.30	0.61	(0.31)	4.33	15.73	532,779	0.99		1.04		7.36		91
Seven months ended 02/28/10	3.64	0.19	(d)	0.39	0.58	(0.19)	4.03	16.15	460,987	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(d)	(0.33)	0.02	(0.36)	3.64	2.38	397,072	1.12		1.21		10.74		104
Year ended 07/31/08	4.30	0.33		(0.31)	0.02	(0.34)	3.98	0.42	337,141	1.15		1.15		7.88		76

Class B
Six months ended 08/31/12	4.24	0.11	(d)	0.07	0.18	(0.11)	4.31	4.34	40,628	1.63	(e)	1.72	(e)	5.36	(e)	25
Year ended 02/29/12	4.34	0.25	(d)	(0.09)	0.16	(0.26)	4.24	4.11	44,904	1.65		1.76		6.18		65
Year ended 02/28/11	4.04	0.28	(d)	0.30	0.58	(0.28)	4.34	14.86	37,460	1.74		1.79		6.61		91
Seven months ended 02/28/10	3.65	0.17	(d)	0.39	0.56	(0.17)	4.04	15.63	41,726	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.99	0.33	(d)	(0.33)	0.00	(0.34)	3.65	1.63	42,365	1.87		1.96		9.99		104
Year ended 07/31/08	4.31	0.30		(0.31)	(0.01)	(0.31)	3.99	(0.32)	60,966	1.90		1.90		7.13		76

Class C
Six months ended 08/31/12	4.22	0.11	(d)	0.07	0.18	(0.11)	4.29	4.35	108,851	1.63	(e)	1.72	(e)	5.36	(e)	25
Year ended 02/29/12	4.32	0.25	(d)	(0.09)	0.16	(0.26)	4.22	4.10	114,854	1.65		1.76		6.18		65
Year ended 02/28/11	4.02	0.28	(d)	0.30	0.58	(0.28)	4.32	14.90	75,278	1.74		1.79		6.61		91
Seven months ended 02/28/10	3.64	0.17	(d)	0.38	0.55	(0.17)	4.02	15.38	58,958	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.97	0.32	(d)	(0.31)	0.01	(0.34)	3.64	1.86	56,672	1.87		1.96		9.99		104
Year ended 07/31/08	4.30	0.30		(0.32)	(0.02)	(0.31)	3.97	(0.58)	33,685	1.90		1.90		7.13		76

Class Y
Six months ended 08/31/12	4.24	0.14	(d)	0.06	0.20	(0.13)	4.31	4.86	56,368	0.63	(e)	0.72	(e)	6.36	(e)	25
Year ended 02/29/12	4.34	0.30	(d)	(0.09)	0.21	(0.31)	4.24	5.16	45,730	0.65		0.76		7.18		65
Year ended 02/28/11	4.04	0.32	(d)	0.30	0.62	(0.32)	4.34	16.00	35,235	0.74		0.79		7.61		91
Seven months ended 02/28/10	3.65	0.19	(d)	0.39	0.58	(0.19)	4.04	16.28	14,512	0.73	(f)	0.79	(f)	8.56	(f)	62
Year ended 07/31/09(g)	3.58	0.30	(d)	0.07	0.37	(0.30)	3.65	12.44	11,883	0.87	(f)	0.98	(f)	10.99	(f)	104

Investor Class
Six months ended 08/31/12	4.23	0.13	(d)	0.07	0.20	(0.13)	4.30	4.75	135,081	0.82	(e)	0.91	(e)	6.17	(e)	25
Year ended 02/29/12	4.33	0.29	(d)	(0.09)	0.20	(0.30)	4.23	4.90	121,909	0.87		0.98		6.96		65
Year ended 02/28/11	4.03	0.31	(d)	0.30	0.61	(0.31)	4.33	15.73	134,144	0.99		1.04		7.36		91
Seven months ended 02/28/10	3.64	0.19	(d)	0.39	0.58	(0.19)	4.03	16.16	122,059	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(d)	(0.33)	0.02	(0.36)	3.64	2.41	104,737	1.11		1.20		10.75		104
Year ended 07/31/08	4.31	0.33		(0.32)	0.01	(0.34)	3.98	0.21	107,906	1.11		1.11		7.92		76

Institutional Class
Six months ended 08/31/12	4.22	0.14	(d)	0.06	0.20	(0.13)	4.29	4.86	130,529	0.63	(e)	0.63	(e)	6.36	(e)	25
Year ended 02/29/12	4.32	0.30	(d)	(0.09)	0.21	(0.31)	4.22	5.21	110,212	0.64		0.68		7.19		65
Year ended 02/28/11	4.02	0.32	(d)	0.31	0.63	(0.33)	4.32	16.17	82,411	0.64		0.64		7.71		91
Seven months ended 02/28/10	3.64	0.20	(d)	0.38	0.58	(0.20)	4.02	16.10	138,218	0.62	(f)	0.62	(f)	8.67	(f)	62
Year ended 07/31/09	3.97	0.36	(d)	(0.31)	0.05	(0.38)	3.64	3.12	133,464	0.68		0.68		11.18		104
Year ended 07/31/08	4.30	0.35		(0.32)	0.03	(0.36)	3.97	0.66	172,562	0.65		0.65		8.38		76

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, except for the six months ended August 31, 2012.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $101,690,878 in the effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $971,984, $42,101, $110,048, $47,319, $124,035 and $119,338 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares, the Fund began offering Class R6 shares and the maximum sales charge for Class A shares changed from 4.75% to 4.25%.

28        Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,047.30	$4.54	$1,020.77	$4.48	0.88%

B	1,000.00	1,043.40	8.40	1,016.99	8.29	1.63

C	1,000.00	1,043.50	8.40	1,016.99	8.29	1.63

Y	1,000.00	1,048.60	3.25	1,022.03	3.21	0.63

Investor	1,000.00	1,047.50	4.23	1,021.07	4.18	0.82

Institutional	1,000.00	1,048.60	3.25	1,022.03	3.21	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29        Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High

30        Invesco High Yield Fund

Current Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund and above the rates of two mutual funds managed by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

31        Invesco High Yield Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	HYI-SAR-1	Invesco Distributors, Inc.

Invesco High Yield Securities Fund
Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: HYLAX ▪ B: HYLBX ▪ C: HYLCX ▪ Y: HYLDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
25	Financial Highlights
26	Fund Expenses
27	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.52%

Class B Shares	5.29

Class C Shares	5.23

Class Y Shares	5.67

Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	4.80

Lipper High Current Yield Bonds Funds Index▼(Peer Group Index)	4.28

Source(s): ▼Lipper Inc.
The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco High Yield Securities Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable
sales charges

Class A Shares

Inception (9/26/79)	5.35%

10 Years	8.70

5 Years	7.06

1 Year	9.58

Class B Shares

Inception (7/28/97)	0.41%

10 Years	8.69

5 Years	7.19

1 Year	9.54

Class C Shares

Inception (7/28/97)	0.07%

10 Years	8.51

5 Years	7.46

1 Year	13.33

Class Y Shares

Inception (9/26/79)	5.75%

10 Years	9.45

5 Years	8.31

1 Year	15.35
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley High Yield Securities Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco High Yield Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/26/79)	5.28%

10 Years	7.59

5 Years	6.16

1 Year	1.84

Class B Shares

Inception (7/28/97)	0.21%

10 Years	7.64

5 Years	6.38

1 Year	1.39

Class C Shares

Inception (7/28/97)	-0.13%

10 Years	7.46

5 Years	6.54

1 Year	5.29

Class Y Shares

Inception (9/26/79)	5.67%

10 Years	8.32

5 Years	7.50

1 Year	7.14
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.68%, 2.18%, 2.28% and 1.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco High Yield Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco High Yield Securities Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–83.09%
Advertising–0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$40,000	$41,800

Aerospace & Defense–1.05%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	115,000	120,750

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	450,000	509,062

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	150,000	161,625

7.13%, 03/15/21	195,000	212,063

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	218,750

		1,222,250

Airlines–3.09%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $489,669)(b)(c)	555,000	548,062

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	353,425	358,726

Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	713,230	731,061

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	136,847	150,147

Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	120,000	122,400

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	145,000	148,806

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	651,000	687,619

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	147,827	155,865

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	259,503	282,858

US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	281,132	257,938

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	45,000	47,953

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	45,000	46,350

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	55,000	56,238

		3,594,023

Alternative Carriers–1.22%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	375,856

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	355,000	398,488

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	80,000	80,400

Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	255,000	269,025

8.63%, 07/15/20	100,000	107,750

9.38%, 04/01/19	175,000	192,500

		1,424,019

Aluminum–0.46%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	530,000	532,981

Apparel Retail–1.31%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	385,000	417,725

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	425,000	460,328

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	300,000	316,500

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	150,000	158,625

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	169,125

		1,522,303

Apparel, Accessories & Luxury Goods–2.18%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	450,000	489,375

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	735,000	731,325

Levi Strauss & Co., Sr. Unsec. Global Notes,
6.88%, 05/01/22	115,000	119,887

7.63%, 05/15/20	540,000	576,450

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	621,969

		2,539,006

Auto Parts & Equipment–0.57%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	455,000	483,438

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	165,000	180,056

		663,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Automobile Manufacturers–1.05%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	$600,000	$637,500

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	395,000	486,837

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	95,000	95,950

		1,220,287

Biotechnology–0.28%
Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	110,000	121,550

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	29,375

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	165,000	176,963

		327,888

Broadcasting–0.56%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	270,625

Clear Channel Worldwide Holdings Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20(b)	395,000	386,112

		656,737

Building Products–3.96%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	266,975

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	360,000	349,200

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	160,000	175,600

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	705,000	764,044

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	490,000	503,781

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	110,000	118,662

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	595,000	636,650

10.00%, 12/01/18	240,000	265,200

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	255,000	261,375

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	229,350

USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	335,000	361,800

8.38%, 10/15/18(b)	40,000	43,600

Sr. Unsec. Notes, 9.75%, 01/15/18	590,000	634,250

		4,610,487

Cable & Satellite–1.37%
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	415,000	422,262

5.88%, 07/15/22(b)	85,000	86,169

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	230,000	248,400

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	105,213

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	200,000	182,500

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	326,106

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	220,000	230,450

		1,601,100

Casinos & Gaming–4.74%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	360,000	387,900

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	360,000	252,900

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	352,000	293,040

Caesars Operating Escrow LLC/ Caesars Escrow Corp, Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	230,000	230,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	45,000	46,350

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	352,889	376,709

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	280,000	298,900

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	40,000	42,700

Codere Finance Luxembourg SA (Luxembourg), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	50,000	39,750

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	162,800

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	250,000	262,188

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	1,110,000	1,129,425

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	0

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	250,000	258,750

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	510,000	492,150

Sr. Sec. Notes, 9.13%, 02/01/15(b)	361,000	361,902

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Sec. First Mortgage Global Notes, 7.75%, 08/15/20	570,000	641,250

Sr. Sec. First Mortgage Notes, 5.38%, 03/15/22(b)	240,000	244,800

		5,521,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Coal & Consumable Fuels–0.41%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	$140,000	$151,200

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	235,000	239,994

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	95,000	88,587

		479,781

Communications Equipment–0.50%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	510,000	467,925

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	135,000	116,775

		584,700

Computer & Electronics Retail–0.31%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	335,000	363,475

Computer Storage & Peripherals–0.37%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	120,000	128,700

7.75%, 12/15/18	280,000	307,300

		436,000

Construction & Engineering–1.52%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	495,000	540,787

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	215,000	224,138

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	1,002,462

		1,767,387

Construction & Farm Machinery & Heavy Trucks–1.57%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	300,000	352,875

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	375,000	382,031

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	228,062

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	540,000	516,375

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	335,000	352,169

		1,831,512

Construction Materials–1.17%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	715,000	732,359

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	590,000	632,038

		1,364,397

Consumer Finance–1.69%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	275,000	282,563

7.50%, 09/15/20	410,000	470,987

8.00%, 03/15/20	515,000	605,125

8.00%, 11/01/31	60,000	71,250

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	485,000	543,200

		1,973,125

Data Processing & Outsourced Services–1.28%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	690,000	740,025

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	245,000	243,162

7.38%, 06/15/19(b)	275,000	284,625

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	110,000	117,700

7.63%, 11/15/20	100,000	107,750

		1,493,262

Department Stores–0.38%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	480,000	436,800

Distillers & Vintners–0.75%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	340,000	212,500

9.13%, 12/01/16(b)	100,000	63,500

Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	480,000	555,000

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	39,550

		870,550

Diversified Banks–0.13%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%,(e)	200,000	157,000

Diversified Metals & Mining–0.97%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	370,000	356,305

7.00%, 11/01/15(b)	45,000	44,550

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	325,000	301,219

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	325,000	227,966

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	190,000	195,715

		1,125,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Electrical Components & Equipment–0.29%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	$235,000	$236,175

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	95,000	102,719

		338,894

Electronic Manufacturing Services–0.41%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	75,000	75,938

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	400,000	404,000

		479,938

Environmental & Facilities Services–0.14%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	168,150

Forest Products–0.21%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	345,000	240,638

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $45,000)(b)(c)	45,000	6,075

		246,713

Gas Utilities–1.10%
AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	210,000	225,750

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	485,000	481,362

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	320,000	344,000

7.38%, 08/01/21(b)	216,000	229,500

		1,280,612

Health Care Equipment–0.27%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	50,000	46,250

10.88%, 11/15/14	185,000	193,094

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	73,525

		312,869

Health Care Facilities–1.95%
CHS/Community Health Systems, Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	43,000	44,613

HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	200,000	213,500

7.88%, 02/15/20	200,000	224,500

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	230,000	251,275

7.75%, 09/15/22	135,000	147,825

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	255,000	247,350

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(d)	315,000	315,197

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	205,000	218,837

9.25%, 02/01/15	545,000	607,675

		2,270,772

Health Care Services–0.16%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	185,000	190,088

Health Care Technology–0.46%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	495,000	538,313

Heavy Electrical Equipment–0.00%
Ormat Funding Corp., Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	1	1

Homebuilding–1.95%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	215,000	215,269

8.13%, 06/15/16	405,000	420,187

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	550,000	578,875

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	350,000	381,938

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	140,000	149,100

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	135,000	143,100

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	240,000	256,800

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	115,000	125,925

		2,271,194

Hotels, Resorts & Cruise Lines–0.23%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	30,000	32,288

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	210,000	234,675

		266,963

Household Products–0.52%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	370,000	389,887

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	200,000	216,500

		606,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Housewares & Specialties–0.19%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	$200,000	$220,000

Independent Power Producers & Energy Traders–1.74%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	720,000	817,200

8.00%, 10/15/17	145,000	170,375

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	345,000	370,875

7.50%, 02/15/21(b)	330,000	367,950

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	280,000	300,300

		2,026,700

Industrial Machinery–0.63%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	125,000	129,375

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	260,000	276,250

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	42,500

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	40,000	41,300

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	220,000	246,400

		735,825

Industrial REIT’s–0.13%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	140,000	155,050

Integrated Telecommunication Services–1.21%
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	1,215,000	1,315,237

7.50%, 04/01/21	40,000	43,500

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	50,000	54,125

		1,412,862

Internet Software & Services–0.38%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	60,000	67,650

8.13%, 03/01/18	335,000	373,525

		441,175

Investment Banking & Brokerage–0.47%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	415,000	426,419

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	120,000	125,400

		551,819

Leisure Facilities–0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	100,000	105,750

Leisure Products–0.41%
Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	470,000	475,875

Life Sciences Tools & Services–0.22%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	256,425

Marine–0.18%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	50,000	47,750

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	157,800

		205,550

Movies & Entertainment–0.91%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	355,000	389,169

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	594,000	665,280

		1,054,449

Multi-Line Insurance–2.81%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	690,000	828,000

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	192,969

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	345,000	391,575

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	968,350

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	655,000	890,065

		3,270,959

Office Services & Supplies–0.20%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	150,156

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	85,600

		235,756

Oil & Gas Drilling–0.03%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	35,000	37,537

Oil & Gas Equipment & Services–1.05%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	485,000	502,581

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	505,000	520,150

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	190,000	202,291

		1,225,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–6.31%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	$140,000	$150,325

Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	455,000	498,225

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	85,000	90,313

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	300,000	312,750

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	170,000	170,213

6.63%, 08/15/20	458,000	472,312

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	165,000	176,137

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	125,000	140,469

7.38%, 10/01/20	260,000	292,825

8.25%, 10/01/19	200,000	226,250

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	635,000	576,262

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	145,000	141,738

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	40,000	43,200

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	575,000	603,391

Newfield Exploration Co.,
Sr. Unsec. Global Notes, 5.63%, 07/01/24	70,000	76,081

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	205,000	217,812

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	180,000	184,950

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	200,000	172,554

8.50%, 06/01/18(b)	355,000	316,489

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	245,000	259,087

7.63%, 06/01/18	400,000	430,000

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	230,000	236,900

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	60,000	62,775

5.75%, 06/01/21	285,000	304,950

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	170,000	175,100

SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	65,000	68,250

6.63%, 02/15/19	285,000	299,250

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	95,000	99,750

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	295,000	317,494

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	215,000	228,975

		7,344,827

Oil & Gas Refining & Marketing–0.67%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	120,000	118,200

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	615,000	659,587

		777,787

Oil & Gas Storage & Transportation–3.35%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	310,000	318,525

6.13%, 07/15/22	35,000	36,575

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	265,000	285,538

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	655,000	687,750

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	135,000	132,300

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	390,000	451,912

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
5.50%, 02/15/23	235,000	241,756

6.25%, 06/15/22	185,000	197,025

6.50%, 08/15/21	290,000	313,925

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	245,000	153,738

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	370,000	400,062

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	550,000	594,000

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	85,000	89,250

		3,902,356

Packaged Foods & Meats–0.77%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	255,000	255,000

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	350,000	369,250

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	305,000	266,875

		891,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Paper Packaging–0.52%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$575,000	$602,312

Paper Products–1.77%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	670,000	671,256

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	305,000	334,738

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	300,000	319,500

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	290,000	197,925

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	535,500

		2,058,919

Personal Products–0.35%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	365,000	411,538

Pharmaceuticals–0.45%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	220,000	240,350

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	65,000	70,688

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	200,000	215,000

		526,038

Property & Casualty Insurance–0.43%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	196,000

XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50%(e)	330,000	302,379

		498,379

Real Estate Services–0.30%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	345,713

Regional Banks–1.49%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	104,475

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	265,000	282,888

Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	639,062

Susquehanna Bancshares Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	43,000	44,432

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	200,000	223,000

Unsec. Sub. Global Notes, 5.13%, 06/15/17	450,000	437,063

		1,730,920

Research & Consulting Services–0.34%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	390,350

Semiconductor Equipment–0.99%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	240,000	243,000

7.38%, 05/01/18	420,000	437,850

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	445,000	472,256

		1,153,106

Semiconductors–0.79%
Advanced Micro Devices, Sr. Unsec. Notes, 7.50%, 08/15/22(b)	45,000	44,550

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	451,360

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	250,000	246,250

10.75%, 08/01/20	170,000	183,175

		925,335

Specialized Finance–4.02%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	330,000	330,413

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	615,000	662,663

7.63%, 04/15/20	85,000	94,775

CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	136,288	136,288

Sr. Unsec. Global Notes,
4.25%, 08/15/17	190,000	193,325

5.00%, 08/15/22	130,000	130,975

5.25%, 03/15/18	515,000	540,750

Sr. Unsec. Notes, 5.00%, 05/15/17	75,000	78,750

5.50%, 02/15/19(b)	250,000	262,500

International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	165,000	180,984

7.13%, 09/01/18(b)	325,000	369,586

Sr. Unsec. Global Notes,
5.75%, 05/15/16	80,000	83,520

5.88%, 08/15/22	435,000	435,544

6.25%, 05/15/19	125,000	130,898

8.75%, 03/15/17	796,000	922,862

Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	123,441

		4,677,274

Specialized REIT’s–0.90%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	339,312

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	215,000	231,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Securities Fund

	Principal
	Amount		Value

Specialized REIT’s–(continued)

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21		$200,000	$218,500

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22		235,000	262,319

			1,051,794

Specialty Chemicals–0.92%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)		95,000	96,188

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		405,000	383,231

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		540,000	591,300

			1,070,719

Specialty Stores–0.21%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18		230,000	246,100

Steel–0.22%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%, 02/25/22		110,000	107,508

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18		145,000	148,262

			255,770

Systems Software–0.22%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10–01/06/11; Cost $448,212)(b)		440,000	259,600

Technology Distributors–0.05%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19		50,000	52,500

Tires & Rubber–0.29%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		310,000	342,163

Trading Companies & Distributors–0.32%
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		165,000	176,756

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)		30,000	31,875

Sr. Unsec. Global Notes, 8.25%, 02/01/21		150,000	165,000

			373,631

Trucking–1.66%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19		630,000	686,700

9.75%, 03/15/20		100,000	113,000

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)		80,000	87,200

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19		215,000	226,825

7.38%, 01/15/21		500,000	546,250

7.50%, 10/15/18		250,000	271,250

			1,931,225

Wireless Telecommunication Services–4.48%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		310,000	308,450

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		780,000	762,450

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		120,000	122,850

Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		495,000	528,412

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		470,000	493,500

7.88%, 09/01/18		255,000	273,647

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28		180,000	163,800

6.90%, 05/01/19		380,000	389,500

Sprint Nextel Corp., Sr. Unsec. Global Notes,
7.00%, 08/15/20		120,000	123,450

11.50%, 11/15/21		100,000	125,250

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		330,000	362,175

9.00%, 11/15/18(b)		260,000	307,775

VimpelCom (Russia), Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)		200,000	208,250

7.75%, 02/02/21(b)		200,000	204,420

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	184,500

11.75%, 07/15/17(b)		715,000	657,800

			5,216,229

Total U.S. Dollar Denominated Bonds and Notes (Cost $121,035,227)			96,778,991

Non-U.S. Dollar Denominated Bonds & Notes–4.60%(f)
Canada–0.32%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	345,000	367,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Securities Fund

	Principal
	Amount		Value

Czech Republic–0.33%
Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	140,000	$185,806

CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	150,000	204,268

			390,074

Italy–0.13%
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	140,000	155,866

Luxembourg–0.84%
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	310,097

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	280,000	299,404

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	279,000	370,286

			979,787

Poland–0.66%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	60,000	47,930

Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	230,000	315,380

Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(g)	EUR	95,000	124,888

TVN Finance Corp II AB, Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	281,352

			769,550

Spain–0.62%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	210,935

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	280,000	310,852

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	175,000	199,786

			721,573

Switzerland–0.11%
Schmolz + Bickenbach Luxembourg S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	125,000	128,552

United Kingdom–1.24%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	300,000	400,987

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	275,848

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	198,463

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	430,000	570,692

			1,445,990

United States–0.35%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	252,858

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	115,000	150,457

			403,315

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,851,749)			5,362,138

	Shares
Preferred Stocks–3.82%
Automobile Manufacturers–0.26%
General Motors Co., Series B, $2.38 Conv. Pfd.		8,400	299,880

Consumer Finance–1.30%
Ally Financial, Inc., Series A, 8.50% Pfd.		10,670	261,842

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		1,052	958,010

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		11,845	293,993

			1,513,845

Diversified Banks–0.25%
Royal Bank of Scotland PLC (The), Series T (United Kingdom) 7.25% Jr. Sub. Pfd.		12,575	286,584

Industrial REIT’s–0.09%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		4,125	111,375

Multi-Line Insurance–0.51%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		21,080	593,402

Regional Banks–1.28%
BB&T Corp., Series E, 5.63% Pfd.		11,375	291,428

Zions Bancorp, Series C, 9.50% Pfd.		45,600	1,200,648

			1,492,076

Tires & Rubber–0.13%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		3,390	152,957

Total Preferred Stocks (Cost $4,146,935)			4,450,119

Common Stocks & Other Equity Interests–0.18%
Automobile Manufacturers–0.18%
General Motors Co.(h)(i)		4,937	105,405

General Motors Co.–Wts. expiring 07/10/16(h)(i)		4,490	56,215

General Motors Co.–Wts. expiring 07/10/19(h)(i)		4,490	33,944

Motors Liquidation Co. GUC Trust(i)		1,240	17,782

Total Common Stocks & Other Equity Interests (Cost $403,199)			213,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Securities Fund

	Shares	Value

Money Market Funds–6.70%
Liquid Assets Portfolio–Institutional Class(j)	3,898,219	$3,898,219

Premier Portfolio–Institutional Class(j)	3,898,219	3,898,219

Total Money Market Funds (Cost $7,796,438)		7,796,438

TOTAL INVESTMENTS–98.39% (Cost $139,233,548)		114,601,032

OTHER ASSETS LESS LIABILITIES–1.61%		1,874,912

NET ASSETS–100.00%		$116,475,944

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $32,851,550, which represented 28.20% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $752,062, which represented 0.65% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Perpetual bond with no specified maturity date.
(f)	Foreign denominated security. Principal amount is denominated in currency indicated.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Acquired as part of the General Motors reorganization.
(i)	Non-income producing security.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality, based on Net Assets
as of August 31, 2012

A	0.7%

BBB	5.4

BB	33.6

B	38.9

CCC	7.8

CC	0.2

Non-rated	5.1

Money Market Funds plus Other Assets Less Liabilities	8.3

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Securities Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $131,437,110)	$106,804,594

Investments in affiliated money market funds, at value and cost	7,796,438

Total investments, at value (Cost $139,233,548)	114,601,032

Foreign currencies, at value (Cost $2,887)	2,920

Receivable for:
Investments sold	631,735

Fund shares sold	208,469

Dividends and interest	2,172,406

Investment for trustee deferred compensation and retirement plans	7,306

Other assets	33,992

Total assets	117,657,860

Liabilities:
Payable for:
Investments purchased	177,230

Fund shares reacquired	269,198

Foreign currency contracts outstanding	58,971

Accrued fees to affiliates	141,448

Accrued other operating expenses	388,273

Trustee deferred compensation and retirement plans	118,501

Unrealized depreciation on swap agreements	9,227

Premiums received on swap agreements	19,068

Total liabilities	1,181,916

Net assets applicable to shares outstanding	$116,475,944

Net assets consist of:
Shares of beneficial interest	$510,973,370

Undistributed net investment income	(1,131,654)

Undistributed net realized gain (loss)	(368,667,214)

Unrealized appreciation (depreciation)	(24,698,558)

$116,475,944

Net Assets:
Class A	$62,456,633

Class B	$3,838,639

Class C	$10,073,112

Class Y	$40,107,560

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,566,537

Class B	221,694

Class C	579,266

Class Y	2,299,932

Class A:
Net asset value per share	$17.51

Maximum offering price per share (net asset value of $17.51 divided by 95.25%)	$18.38

Class B:
Net asset value and offering price per share	$17.32

Class C:
Net asset value and offering price per share	$17.39

Class Y:
Net asset value and offering price per share	$17.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Securities Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$4,017,313

Dividends	151,654

Dividends from affiliated money market funds	2,744

Total investment income	4,171,711

Expenses:
Advisory fees	236,652

Administrative services fees	25,205

Custodian fees	7,333

Distribution fees:
Class A	74,283

Class B	16,262

Class C	39,220

Transfer agent fees	141,994

Trustees’ and officers’ fees and benefits	19,668

Professional services fees	256,387

Other	56,493

Total expenses	873,497

Less: Fees waived and expense offset arrangement(s)	(2,491)

Net expenses	871,006

Net investment income	3,300,705

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,394,496

Foreign currencies	(8,874)

Foreign currency contracts	425,638

Swap agreements	11,437

1,822,697

Change in net unrealized appreciation (depreciation) of:
Investment securities	661,512

Foreign currencies	(5,048)

Foreign currency contracts	24,913

Swap agreements	(9,227)

672,150

Net realized and unrealized gain	2,494,847

Net increase in net assets resulting from operations	$5,795,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Securities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$3,300,705	$7,278,340

Net realized gain	1,822,697	3,335,412

Change in net unrealized appreciation (depreciation)	672,150	(5,572,280)

Net increase in net assets resulting from operations	5,795,552	5,041,472

Distributions to shareholders from net investment income:
Class A	(1,770,283)	(4,185,772)

Class B	(115,852)	(559,209)

Class C	(243,000)	(583,889)

Class Y	(1,171,026)	(2,866,949)

Total distributions from net investment income	(3,300,161)	(8,195,819)

Share transactions–net:
Class A	1,944,463	(1,043,243)

Class B	(1,140,209)	(8,123,440)

Class C	1,167,136	(1,087,084)

Class Y	929,774	(1,553,711)

Net increase (decrease) in net assets resulting from share transactions	2,901,164	(11,807,478)

Net increase (decrease) in net assets	5,396,555	(14,961,825)

Net assets:
Beginning of period	111,079,389	126,041,214

End of period (includes undistributed net investment income of $(1,131,654) and $(1,132,198), respectively)	$116,475,944	$111,079,389

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Securities Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

17        Invesco High Yield Securities Fund

institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

18        Invesco High Yield Securities Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and

19        Invesco High Yield Securities Fund

elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.420%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.270%

Next $1 billion	0.245%

Over $3 billion	0.220%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.10% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.13%, 2.63%, 2.73% and 1.88%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

20        Invesco High Yield Securities Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $2,292.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $3,800 in front-end sales commissions from the sale of Class A shares and $0, $2,420 and $51 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,484,111	$975,792	$—	$12,459,903

Corporate Debt Securities	—	96,778,991	—	96,778,991

Foreign Debt Securities	—	5,362,138	—	5,362,138

	$11,484,111	$103,116,921	$—	$114,601,032

Foreign Currency Contracts*	—	(58,971)	—	(58,971)

Swap Agreements*	—	(9,227)	—	(9,227)

Total Investments	$11,484,111	$103,048,723	$—	$114,532,834

*	Unrealized appreciation (depreciation).

21        Invesco High Yield Securities Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements(a)	$—	$(9,227)

Currency risk
Foreign Currency Contracts(b)	—	(58,971)

	$—	$(68,198)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency	Swap
	Contracts*	Agreements*

Realized Gain
Credit risk	$—	$11,437

Currency risk	425,638	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	—	(9,227)

Currency risk	24,913	—

Total	$450,551	$2,210

*	The average notional value of foreign currency contracts and swap agreements outstanding during the period was $6,731,198 and $283,333, respectively.

Open Foreign Currency Contracts
							Unrealized
		Contract to				Notional	Appreciation
Settlement Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/12	RBC Capital Markets Corp.	EUR	3,830,000	USD	4,763,322	$4,822,293	$(58,971)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Open Credit Default Swap Agreements
					Implied			Unrealized
		Buy/Sell	Pay/Receive	Expiration	Credit	Notional	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	Amount	Payments	(Depreciation)

JP Morgan Chase Bank	CDS MGM Resorts International	Sell	5.00%	06/20/2017	7.11%	$340,000	$19,068	$(9,227)

(a)	Implied credit spreads represent the current level as of August 31, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $199.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

22        Invesco High Yield Securities Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2013	$183,559,922	$—	$183,559,922

February 28, 2014	46,805,231	—	46,805,231

February 28, 2015	21,799,070	—	21,799,070

February 29, 2016	24,875,758	—	24,875,758

February 28, 2017	6,155,549	—	6,155,549

February 28, 2018	69,267,943	—	69,267,943

February 28, 2019	18,101,056	—	18,101,056

Total capital loss carryforward	$370,564,529	$—	$370,564,529

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $24,527,743 and $27,469,864, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,819,695

Aggregate unrealized (depreciation) of investment securities	(31,714,947)

Net unrealized appreciation (depreciation) of investment securities	$(25,895,252)

Cost of investments for tax purposes is $140,496,284.

23        Invesco High Yield Securities Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	381,906	$6,566,157	196,330	$3,306,441

Class B	13,569	230,113	29,847	493,295

Class C	99,491	1,702,659	65,240	1,066,981

Class Y	154,394	2,668,219	243,830	3,986,558

Issued as reinvestment of dividends:
Class A	51,041	874,254	131,721	2,202,308

Class B	3,302	55,907	17,003	283,018

Class C	7,630	129,869	18,884	313,971

Class Y	47,305	806,822	120,534	2,004,009

Automatic conversion of Class B shares to Class A shares:
Class A	60,158	1,032,869	385,736	6,536,060

Class B	(60,832)	(1,032,869)	(390,366)	(6,536,060)

Reacquired:(b)
Class A	(381,267)	(6,528,817)	(777,529)	(13,088,052)

Class B	(23,237)	(393,360)	(143,149)	(2,363,693)

Class C	(38,992)	(665,392)	(148,759)	(2,468,036)

Class Y	(149,068)	(2,545,267)	(463,668)	(7,544,278)

Net increase (decrease) in share activity	165,400	$2,901,164	(714,346)	$(11,807,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $1,406 allocated among the classes based on relative net assets of each class for the year ended February 29, 2012.

24        Invesco High Yield Securities Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net				Ratio of net
	Net asset		on securities		Dividends				net assets		assets without				investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		Rebate		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		from		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		affiliates		net assets		turnover(c)

Class A
Six months ended 08/31/12	$17.13	$0.51	$0.38	$0.89	$(0.51)	$17.51	5.28%	$62,457	1.56	%(d)	1.56	%(d)	—%		5.84	%(d)	23%
Year ended 02/29/12	17.52	1.07	(0.25)	0.82	(1.21)	17.13	5.09	59,167	1.59		1.59		—		6.39		56
Six months ended 02/28/11	16.55	0.57	0.87	1.44	(0.47)	17.52	8.80	61,644	1.17	(e)	1.17	(e)	—		6.76	(e)	62
Year ended 08/31/10	15.58	1.10	1.21	2.31	(1.34)	16.55	15.24	58,202	2.72		2.72		—		6.68		84
Year ended 08/31/09	16.40	1.27	(0.76)	0.51	(1.33)	15.58	5.09	57,097	2.13	(f)	2.13	(f)	0.01		9.41	(f)	85
Year ended 08/31/08	17.30	1.10	(0.90)	0.20	(1.10)	16.40	1.29	61,839	1.73	(f)	1.73	(f)	0.00	(g)	6.57	(f)	27
Year ended 08/31/07	17.30	1.10	—	1.10	(1.10)	17.30	6.65	71,664	1.59	(f)	1.59	(f)	0.00	(g)	6.24	(f)	26

Class B
Six months ended 08/31/12	16.93	0.46	0.39	0.85	(0.46)	17.32	5.10	3,839	2.07	(d)	2.07	(d)	—		5.33	(d)	23
Year ended 02/29/12	17.31	0.98	(0.26)	0.72	(1.10)	16.93	4.51	4,892	2.09		2.09		—		5.89		56
Six months ended 02/28/11	16.35	0.52	0.86	1.38	(0.42)	17.31	8.54	13,423	1.67	(e)	1.67	(e)	—		6.26	(e)	62
Year ended 08/31/10	15.40	1.01	1.20	2.21	(1.26)	16.35	14.68	17,563	3.22		3.22		—		6.18		84
Year ended 08/31/09	16.20	1.19	(0.72)	0.47	(1.27)	15.40	4.73	24,454	2.63	(f)	2.63	(f)	0.01		8.91	(f)	85
Year ended 08/31/08	17.20	1.00	(0.90)	0.10	(1.10)	16.20	0.21	41,721	2.23	(f)	2.23	(f)	0.00	(g)	6.07	(f)	27
Year ended 08/31/07	17.20	1.00	0.10	1.10	(1.10)	17.20	6.78	67,410	2.10	(f)	2.10	(f)	0.00	(g)	5.74	(f)	26

Class C
Six months ended 08/31/12	17.01	0.45	0.38	0.83	(0.45)	17.39	4.98	10,073	2.17	(d)	2.17	(d)	—		5.23	(d)	23
Year ended 02/29/12	17.39	0.96	(0.25)	0.71	(1.09)	17.01	4.43	8,693	2.19		2.19		—		5.79		56
Six months ended 02/28/11	16.43	0.52	0.86	1.38	(0.42)	17.39	8.46	10,010	1.73	(e)	1.73	(e)	—		6.20	(e)	62
Year ended 08/31/10	15.47	0.99	1.21	2.20	(1.24)	16.43	14.58	10,090	3.32		3.32		—		6.08		84
Year ended 08/31/09	16.30	1.18	(0.76)	0.42	(1.25)	15.47	4.36	9,851	2.73	(f)	2.73	(f)	0.01		8.81	(f)	85
Year ended 08/31/08	17.20	1.00	(0.90)	0.10	(1.00)	16.30	0.70	11,843	2.33	(f)	2.33	(f)	0.00	(g)	5.97	(f)	27
Year ended 08/31/07	17.20	1.00	—	1.00	(1.00)	17.20	6.04	15,085	2.20	(f)	2.20	(f)	0.00	(g)	5.64	(f)	26

Class Y
Six months ended 08/31/12	17.05	0.52	0.40	0.92	(0.53)	17.44	5.48	40,108	1.32	(d)	1.32	(d)	—		6.08	(d)	23
Year ended 02/29/12	17.46	1.11	(0.27)	0.84	(1.25)	17.05	5.26	38,327	1.34		1.34		—		6.64		56
Six months ended 02/28/11	16.49	0.59	0.87	1.46	(0.49)	17.46	8.96	40,963	0.92	(e)	0.92	(e)	—		7.01	(e)	62
Year ended 08/31/10	15.52	1.14	1.21	2.35	(1.38)	16.49	15.57	41,597	2.47		2.47		—		6.93		84
Year ended 08/31/09	16.30	1.30	(0.71)	0.59	(1.37)	15.52	5.62	40,661	1.88	(f)	1.88	(f)	0.01		9.66	(f)	85
Year ended 08/31/08	17.30	1.20	(1.00)	0.20	(1.20)	16.30	0.95	48,535	1.48	(f)	1.48	(f)	0.00	(g)	6.82	(f)	27
Year ended 08/31/07	17.30	1.10	0.10	1.20	(1.20)	17.30	6.92	60,060	1.35	(f)	1.35	(f)	0.00	(g)	6.48	(f)	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $60,156, $4,301, $9,153 and $38,162 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(g)	Amount is less than 0.005%.

NOTE 12—Subsequent Event

Effective September 24, 2012, the maximum sales charge for Class A shares changed from 4.75% to 4.25%.

25        Invesco High Yield Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,055.20	$8.08	$1,017.34	$7.93	1.56%

B	1,000.00	1,052.90	10.71	1,014.77	10.51	2.07

C	1,000.00	1,052.30	11.23	1,014.27	11.02	2.17

Y	1,000.00	1,056.70	6.84	1,018.55	6.72	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

26        Invesco High Yield Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

27        Invesco High Yield Securities Fund

performance universe and against the Lipper High Current Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds and the same as the rate of one mutual fund managed by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco High Yield Securities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	MS-HYS-SAR-1	Invesco Distributors, Inc.

Invesco Limited Maturity Treasury Fund
Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:

A: LMTAX ▪ A2: SHTIX ▪ Y: LMTYX ▪ Institutional: ALMIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.12%

Class A2 Shares	0.14

Class Y Shares	0.18

Institutional Class Shares	0.19

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.97

Barclays 1-2 Year U.S. Government Bond Index■ (Style-Specific Index)	0.25

Lipper Short U.S. Treasury Funds Classification Average♦ (Peer Group)	0.41

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc., ■ Invesco, Barclays; ♦ Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays 1–2 Year U.S. Government Bond Index is an unmanaged index considered representative of US Treasury and US government agency issues with maturities of one to two years.
     The Lipper Short U.S. Treasury Funds Classification Average represents an average of all of the funds in the Lipper Short U.S. Treasury Funds classification.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class A shares incepted on October 31, 2002. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Institutional Class shares was 0.75%, 0.65%, 0.50% and 0.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

10 Years	1.71%

5 Years	1.41

1 Year	-2.42

Class A2 Shares
Inception (12/15/87)	4.53%

10 Years	1.98

5 Years	1.77

1 Year	-0.94

Class Y Shares
10 Years	2.13%

5 Years	2.05

1 Year	0.14

Institutional Class Shares
Inception (7/13/87)	4.82%

10 Years	2.34

5 Years	2.18

1 Year	0.17

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

10 Years	1.83%

5 Years	1.68

1 Year	-2.34

Class A2 Shares

Inception (12/15/87)	4.56%
10 Years	2.10

5 Years	2.07

1 Year	-0.85

Class Y Shares

10 Years	2.25%

5 Years	2.36

1 Year	0.24

Institutional Class Shares

Inception (7/13/87)	4.84%

10 Years	2.45

5 Years	2.48

1 Year	0.28
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
2	Invesco Limited Maturity Treasury Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Limited Maturity Treasury Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–99.97%
U.S. Treasury Notes–99.97%
U.S. Treasury Notes	0.50%	05/31/13	$5,200	$5,212,391

U.S. Treasury Notes	1.13%	06/15/13	11,800	11,887,117

U.S. Treasury Notes	0.50%	10/15/13	7,000	7,023,516

U.S. Treasury Notes	0.25%	10/31/13	9,900	9,905,414

U.S. Treasury Notes	2.75%	10/31/13	2,200	2,264,453

U.S. Treasury Notes	0.25%	11/30/13	12,000	12,006,562

U.S. Treasury Notes	0.25%	01/31/14	10,000	10,005,469

U.S. Treasury Notes	0.25%	02/28/14	7,900	7,904,320

U.S. Treasury Notes	0.25%	03/31/14	8,000	8,003,125

U.S. Treasury Notes	0.25%	04/30/14	4,700	4,702,570

U.S. Treasury Notes	0.25%	05/31/14	4,700	4,702,570

U.S. Treasury Notes	0.13%	07/31/14	200	199,609

U.S. Treasury Notes	2.50%	04/30/15	5,500	5,826,563

U.S. Treasury Notes	2.13%	05/31/15	9,300	9,770,813

U.S. Treasury Notes	2.00%	01/31/16	2,300	2,428,656

U.S. Treasury Notes	1.00%	08/31/16	8,000	8,178,750

U.S. Treasury Notes	0.88%	12/31/16	3,000	3,049,688

TOTAL INVESTMENTS–99.97% (Cost $112,695,830)				113,071,586

OTHER ASSETS LESS LIABILITIES–0.03%				29,314

NET ASSETS–100.00%				$113,100,900

Portfolio Composition

By Maturity Date	Interest	% of Total
as of August 31, 2012	Rate	Net Assets

05/31/13	0.50%	4.61%

06/15/13	1.13	10.51

10/15/13	0.50	6.21

10/31/13	0.25	8.76

10/31/13	2.75	2.00

11/30/13	0.25	10.61

01/31/14	0.25	8.84

02/28/14	0.25	6.99

03/31/14	0.25	7.07

04/30/14	0.25	4.16

05/31/14	0.25	4.16

07/31/14	0.13	0.18

04/30/15	2.50	5.15

05/31/15	2.13	8.64

01/31/16	2.00	2.15

08/31/16	1.00	7.23

12/31/16	0.88	2.70

Other Assets Less Liabilities		0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Limited Maturity Treasury Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $112,695,830)	$113,071,586

Receivable for:
Fund shares sold	29,058

Interest	207,587

Fund expenses absorbed	18,365

Investment for trustee deferred compensation and retirement plans	58,915

Other assets	26,377

Total assets	113,411,888

Liabilities:
Payable for:
Fund shares reacquired	120,800

Dividends	117

Accrued fees to affiliates	52,122

Accrued other operating expenses	28,048

Trustee deferred compensation and retirement plans	109,901

Total liabilities	310,988

Net assets applicable to shares outstanding	$113,100,900

Net assets consist of:
Shares of beneficial interest	$112,775,170

Undistributed net investment income	(42,552)

Undistributed net realized gain (loss)	(7,474)

Unrealized appreciation	375,756

$113,100,900

Net Assets:
Class A	$44,825,015

Class A2	$50,742,913

Class Y	$11,150,900

Institutional Class	$6,382,072

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,276,801

Class A2	4,840,358

Class Y	1,063,751

Institutional Class	608,392

Class A
Net asset value per share	$10.48

Maximum offering price per share (Net asset value of $10.48 divided by 97.50%)	$10.75

Class A2
Net asset value per share	$10.48

Maximum offering price per share (Net asset value of $10.48 divided by 99.00%)	$10.59

Class Y:
Net asset value and offering price per share	$10.48

Institutional Class:
Net asset value and offering price per share	$10.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Limited Maturity Treasury Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$387,196

Expenses:
Advisory fees	123,454

Administrative services fees	25,205

Custodian fees	3,162

Distribution fees:

Class A	59,227

Class A2	40,106

Transfer agent fees — A, A2 and Y	80,772

Transfer agent fees — Institutional	3,873

Trustees’ and officers’ fees and benefits	14,443

Registration and filing fees	26,617

Other	27,082

Total expenses	403,941

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(73,406)

Net expenses	330,535

Net investment income	56,661

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	20,411

Futures contracts	(58,999)

(38,588)

Change in net unrealized appreciation (depreciation) of:
Investment securities	149,270

Futures contracts	(10,911)

138,359

Net realized and unrealized gain	99,771

Net increase in net assets resulting from operations	$156,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Limited Maturity Treasury Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$56,661	$45,647

Net realized gain (loss)	(38,588)	613,699

Change in net unrealized appreciation	138,359	168,034

Net increase in net assets resulting from operations	156,432	827,380

Distributions to shareholders from net investment income:
Class A	(11,841)	(32,598)

Class A2	(23,594)	(36,091)

Class Y	(13,612)	(16,619)

Institutional Class	(7,308)	(13,645)

Total distributions from net investment income	(56,355)	(98,953)

Distributions to shareholders from net realized gains:
Class A	—	(269,193)

Class A2	—	(271,890)

Class Y	—	(78,144)

Institutional Class	—	(36,941)

Total distributions from net realized gains	—	(656,168)

Share transactions–net:
Class A	(8,835,184)	(7,087,031)

Class A2	(4,597,704)	(13,494,278)

Class Y	(4,991,580)	1,077,679

Institutional Class	(562,547)	(637,021)

Net increase (decrease) in net assets resulting from share transactions	(18,987,015)	(20,140,651)

Net increase (decrease) in net assets	(18,886,938)	(20,068,392)

Net assets:
Beginning of period	131,987,838	152,056,230

End of period (includes undistributed net investment income of $(42,552) and $(42,858), respectively)	$113,100,900	$131,987,838

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Maturity Treasury Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A2 shares are closed to new investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Institutional Class shares are sold at net asset value.

7        Invesco Limited Maturity Treasury Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the

8        Invesco Limited Maturity Treasury Fund

futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.20%

Over $500 million	0.175%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y and Institutional Class shares to 1.50%, 1.40%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2012, the Adviser and/or IDI waived advisory fees of $743 and reimbursed class level expenses of $39,866, $28,442, $2,871 and $1,257 of Class A, Class A2, Class Y, and Institutional Class shares, respectively, in order to increase the Fund’s yield.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $5,668 and $272 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively and $15,638 from Class A shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

9        Invesco Limited Maturity Treasury Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$113,071,586	$—	$113,071,586

NOTE 4—Derivative Investments

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(58,999)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	$(10,911)

Total	$(69,910)

*	The average notional value of futures outstanding during the period was $10,062,592.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $227.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

10        Invesco Limited Maturity Treasury Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of February 29, 2012.

NOTE 9—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2012 was $23,681,024 and $37,005,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$347,493

Aggregate unrealized (depreciation) of investment securities	(9,158)

Net unrealized appreciation of investment securities	$338,335

Cost of investments for tax purposes is $112,733,251.

11        Invesco Limited Maturity Treasury Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	774,960	$8,112,569	2,757,898	$28,966,322

Class A2	44,376	464,611	159,082	1,670,703

Class Y	71,408	747,896	430,784	4,525,008

Institutional Class	364,420	3,818,823	394,976	4,151,880

Issued as reinvestment of dividends:
Class A	1,019	10,663	27,850	291,696

Class A2	1,955	20,461	27,518	288,235

Class Y	1,280	13,403	7,721	80,881

Institutional Class	574	6,009	3,904	40,953

Reacquired:
Class A	(1,620,792)	(16,958,416)	(3,464,466)	(36,345,049)

Class A	(485,391)	(5,082,776)	(1,472,110)	(15,453,216)

Class Y	(549,816)	(5,752,879)	(336,192)	(3,528,210)

Institutional Class	(418,663)	(4,387,379)	(459,276)	(4,829,854)

Net increase (decrease) in share activity	(1,814,670)	$(18,987,015)	(1,922,311)	$(20,140,651)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12        Invesco Limited Maturity Treasury Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$10.47	$0.00	$0.01	$0.01	$(0.00)	$—	$(0.00)	$10.48	0.12%	$44,825	0.58	%(d)	0.75	%(d)	0.05	%(d)	21%
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	53,625	0.50		0.75		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.43	60,707	0.67		0.72		0.10		144
Seven months ended 02/28/10	10.46	0.02	0.06	0.08	(0.02)	—	(0.02)	10.52	0.76	88,726	0.74	(e)	0.74	(e)	0.32	(e)	65
Year ended 07/31/09	10.27	0.12	0.19	0.31	(0.12)	—	(0.12)	10.46	3.06	103,492	0.72		0.72		1.16		157
Year ended 07/31/08	10.03	0.32	0.24	0.56	(0.32)	—	(0.32)	10.27	5.65	90,058	0.71		0.71		3.10		126

Class A2
Six months ended 08/31/12	10.47	0.00	0.01	0.01	(0.00)	—	(0.00)	10.48	0.14	50,743	0.54	(d)	0.65	(d)	0.09	(d)	21
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	55,291	0.50		0.65		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.49	68,724	0.60		0.62		0.17		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.82	86,019	0.64	(e)	0.64	(e)	0.42	(e)	65
Year ended 07/31/09	10.27	0.13	0.19	0.32	(0.13)	—	(0.13)	10.46	3.16	93,789	0.62		0.62		1.26		157
Year ended 07/31/08	10.03	0.33	0.24	0.57	(0.33)	—	(0.33)	10.27	5.76	114,347	0.61		0.61		3.19		126

Class Y
Six months ended 08/31/12	10.47	0.01	0.01	0.02	(0.01)	—	(0.01)	10.48	0.18	11,151	0.46	(d)	0.50	(d)	0.17	(d)	21
Year ended 02/29/12	10.47	0.01	0.05	0.06	(0.01)	(0.05)	(0.06)	10.47	0.59	16,135	0.46		0.50		0.07		138
Year ended 02/28/11	10.52	0.03	0.04	0.07	(0.03)	(0.09)	(0.12)	10.47	0.62	15,057	0.47		0.47		0.30		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.90	9,410	0.49	(e)	0.49	(e)	0.57	(e)	65
Year ended 07/31/09(f)	10.39	0.12	0.06	0.18	(0.11)	—	(0.11)	10.46	1.71	5,240	0.47	(e)	0.47	(e)	1.41	(e)	157

Institutional Class
Six months ended 08/31/12	10.48	0.01	0.01	0.02	(0.01)	—	(0.01)	10.49	0.19	6,382	0.42	(d)	0.45	(d)	0.21	(d)	21
Year ended 02/29/12	10.48	0.01	0.06	0.07	(0.02)	(0.05)	(0.07)	10.48	0.64	6,937	0.40		0.43		0.13		138
Year ended 02/28/11	10.53	0.04	0.03	0.07	(0.03)	(0.09)	(0.12)	10.48	0.65	7,568	0.41		0.41		0.36		144
Seven months ended 02/28/10	10.47	0.04	0.06	0.10	(0.04)	—	(0.04)	10.53	0.97	28,687	0.38	(e)	0.38	(e)	0.68	(e)	65
Year ended 07/31/09	10.28	0.16	0.19	0.35	(0.16)	—	(0.16)	10.47	3.43	21,488	0.35		0.35		1.53		157
Year ended 07/31/08	10.04	0.35	0.24	0.59	(0.35)	—	(0.35)	10.28	6.02	18,049	0.36		0.36		3.45		126

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $46,996, $53,038, $14,403 and $8,011 for Class A, Class A2, Class Y and Institutional Class, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

13        Invesco Limited Maturity Treasury Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,001.20	$2.93	$1,022.28	$2.96	0.58%

A2	1,000.00	$1,001.40	2.72	1,022.48	2.75	0.54

Y	1,000.00	1,001.80	2.32	1,022.89	2.35	0.46

Institutional	1,000.00	1,001.90	2.12	1,023.09	2.14	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

14        Invesco Limited Maturity Treasury Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Limited Maturity Treasury Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe. The Board noted that performance of Class A2 shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Invesco Advisers advised the Board that the Fund is a pure Treasury fund which affects performance when peers invest

15        Invesco Limited Maturity Treasury Fund

in risk assets as well as Treasuries and noted that the Fund provides investors with limited volatility and a high quality fixed income alternative. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A2 shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund.
  The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers made a small profit from advising the Fund, Invesco Advisers and its subsidiaries overall did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

16        Invesco Limited Maturity Treasury Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers:811-05686 and 033-39519	LTD-SAR-1	Invesco Distributors, Inc.

Invesco Money Market Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
Cash Reserve: AIMXX ▪ A5: ACZXX ▪ B5: ACYXX ▪ C5: ACXXX ▪ Investor: INAXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most recent Fund performance and commentary, please visit invesco.com/us.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Information
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.
Team managed by Invesco Advisers, Inc.
2	Invesco Money Market Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Money Market Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–47.31%(a)
Asset-Backed Securities–Consumer Receivables–5.28%
Barton Capital LLC(b)	0.40%	09/07/12	$18,000	$17,998,800

Old Line Funding, LLC(b)	0.33%	01/14/13	21,000	20,974,012

Thunder Bay Funding, LLC(b)	0.35%	01/08/13	31,500	31,460,494

				70,433,306

Asset-Backed Securities–Fully Supported Bank–1.65%
Legacy Capital Co., LLC–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.26%	09/04/12	22,000	21,999,523

Asset-Backed Securities–Multi-Purpose–3.52%
Mont Blanc Capital Corp.(b)(c)	0.32%	10/09/12	12,100	12,095,913

Nieuw Amsterdam Receivables Corp.(b)(c)	0.22%	09/17/12	10,000	9,999,022

Regency Markets No. 1, LLC(b)(c)	0.32%	10/15/12	24,815	24,805,295

				46,900,230

Asset-Backed Securities–Trade Receivables–0.90%
Market Street Funding LLC(b)	0.25%	09/10/12	12,000	11,999,250

Diversified Banks–17.01%
Bank of Montreal(c)	0.32%	12/03/12	20,000	19,983,493

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	20,000	19,994,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	25,000	24,984,427

Rabobank USA Financial Corp.(c)	0.41%	02/01/13	25,000	24,956,437

Societe Generale North America, Inc.(c)	0.52%	10/17/12	27,000	26,982,060

Standard Chartered Bank(b)(c)	0.29%	09/12/12	15,000	14,998,671

Sumitomo Mitsui Banking Corp.(b)(c)	0.34%	10/17/12	65,000	64,971,761

UBS Finance (Delaware) Inc.(c)	0.28%	11/16/12	30,000	29,982,267

				226,853,116

Household Products–0.97%
Reckitt Benckiser Treasury Services PLC(b)	0.45%	05/10/13	13,000	12,959,213

Regional Banks–17.98%
ASB Finance Ltd.(b)(c)	0.34%	12/10/12	17,000	17,000,000

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	9,000	8,996,452

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	20,000	19,971,556

HSBC Bank PLC(b)(c)	0.37%	02/01/13	9,000	8,985,848

HSBC USA Inc.(c)	0.25%	09/18/12	35,000	34,995,868

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/03/12	30,000	29,990,400

Nordea North America Inc.(c)	0.30%	10/04/12	15,000	14,995,944

Nordea North America Inc.(c)	0.30%	09/10/12	50,000	49,996,250

PNC Bank, N.A.	0.35%	01/08/13	30,000	29,962,375

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	25,000	24,996,458

				239,891,151

Total Commercial Paper (Cost $631,035,789)				631,035,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–13.72%
Bank of Montreal(c)	0.35%	12/14/12	$15,000	$15,000,000

Bank of Nova Scotia, Sr. Unsec. Notes(c)	0.33%	02/01/13	26,000	26,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.32%	11/21/12	20,000	20,000,450

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/13/12	17,000	17,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/18/12	30,000	30,001,172

Rabonbank Nederland(c)	0.29%	10/17/12	25,000	25,002,235

Standard Chartered Bank(c)	0.31%	10/10/12	40,000	40,000,000

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	10,000	9,993,072

Total Certificates of Deposit (Cost $182,996,929)				182,996,929

Variable Rate Demand Notes–11.59%(d)(e)
Credit Enhanced–11.59%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	2,700	2,700,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.18%	08/01/35	15,305	15,305,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/15/12	505	505,000

Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	1,895	1,895,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/33	1,175	1,175,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	4,420	4,420,000

Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/39	2,000	2,000,000

DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/24	850	850,000

Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP–FNMA)	0.21%	06/01/26	1,070	1,070,000

Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.17%	08/01/28	1,530	1,530,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	09/01/14	4,400	4,400,000

Hart Family Holdings LLC; VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.19%	12/01/31	16,020	16,020,000

Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.18%	12/01/25	2,200	2,200,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.61%	05/01/14	1,700	1,700,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	1,000	1,000,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC–Northern Trust Co.)(f)	0.18%	04/01/39	2,170	2,170,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.20%	12/01/39	975	975,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	500	500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.19%	04/01/44	2,990	2,990,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.20%	09/01/21	1,100	1,100,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(f)	0.30%	01/01/33	4,200	4,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	$4,050	$4,050,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/32	1,100	1,100,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	01/01/18	9,040	9,040,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.18%	11/15/37	6,000	6,000,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	6,265	6,265,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/37	24,530	24,530,000

Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.15%	06/01/25	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/15	800	800,000

Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.18%	11/01/29	800	800,000

Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	10/01/33	7,675	7,675,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.19%	03/01/29	820	820,000

Series 2009-5 O, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.19%	12/01/28	1,800	1,800,000

Series 2009-6 P, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	12/01/28	1,335	1,335,000

Series 2009-7 Q, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.19%	12/01/28	985	985,000

Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/31	1,750	1,750,000

USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.21%	11/15/24	4,800	4,800,000

Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC–U.S. Bank, N.A.)(f)	0.19%	10/01/26	4,300	4,300,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	02/01/34	7,600	7,600,000

Total Variable Rate Demand Notes (Cost $154,655,000)				154,655,000

Medium-Term Notes–9.35%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	10,795	10,879,520

Sr. Unsec. Medium-Term Notes	4.25%	01/31/13	5,000	5,079,459

Sr. Unsec. Medium-Term Notes	5.25%	10/19/12	14,500	14,595,015

Series A, Sr. Unsec. Medium-Term Global Notes	5.45%	01/15/13	15,000	15,276,961

HSBC Bank, PLC, Sr. Unsec. Medium-Term Notes	0.86%	01/18/13	15,300	15,326,013

Royal Bank of Canada Sr. Unsec. Medium-Term Notes(b)(c)(f)	0.56%	09/01/13	25,000	25,000,000

Toyota Motor Credit Corp. Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	38,500	38,505,258

Total Medium-Term Notes (Cost $124,662,226)				124,662,226

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.97% (Cost $1,093,349,944)				1,093,349,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Money Market Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–18.07%(g)
BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $50,001,389 (collateralized by Corporate obligations valued at $51,976,426; 0%-7.45%, 02/15/15-11/24/33)(c)	0.25%	09/04/12	$44,001,222	$44,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	50,001,056	50,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	47,092,082	47,091,036

Total Repurchase Agreements (Cost $241,091,036)				241,091,036

TOTAL INVESTMENTS(h)(i)–100.04% (Cost $1,334,440,980)				1,334,440,980

OTHER ASSETS LESS LIABILITIES–(0.04%)				(487,665)

NET ASSETS–100.00%				$1,333,953,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $420,484,643, which represented 31.52% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; United Kingdom: 12.6%; Sweden: 6.7%; Canada: 6.4%; Netherlands: 5.7%; France: 5.3%; other countries less than 5% each: 8.1%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	5.0%

Portfolio Composition*

Number of days to Maturity
as of August 31, 2012

1-7	37.5%

8-30	12.3

31-60	27.2

61-90	6.9

91-180	15.1

181+	1.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Money Market Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$1,093,349,944

Repurchase agreements, at value and cost	241,091,036

Total investments, at value and cost	1,334,440,980

Receivable for:
Investments sold	1,165,000

Fund shares sold	2,587,872

Interest	734,298

Fund expenses absorbed	336,419

Investment for trustee deferred compensation and retirement plans	88,551

Other assets	110,377

Total assets	1,339,463,497

Liabilities:
Payable for:
Fund shares reacquired	4,209,801

Dividends	567

Accrued fees to affiliates	924,299

Accrued other operating expenses	84,071

Trustee deferred compensation and retirement plans	291,444

Total liabilities	5,510,182

Net assets applicable to shares outstanding	$1,333,953,315

Net assets consist of:
Shares of beneficial interest	$1,333,921,570

Undistributed net investment income	50,241

Undistributed net realized gain (loss)	(18,496)

$1,333,953,315

Net Assets:
Invesco Cash Reserve Shares	$701,776,399

Class A5	$205,225,715

Class B	$56,472,859

Class B5	$17,305,770

Class C	$94,063,438

Class C5	$14,167,362

Class R	$46,831,701

Class Y	$13,555,065

Investor Class	$184,555,006

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	701,946,681

Class A5	205,261,203

Class B	56,512,124

Class B5	17,315,178

Class C	94,093,760

Class C5	14,190,771

Class R	46,837,317

Class Y	13,554,719

Investor Class	184,626,512

Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Money Market Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$1,828,572

Expenses:
Advisory fees	2,660,525

Administrative services fees	191,805

Custodian fees	31,313

Distribution fees:
Invesco Cash Reserve Shares	538,023

Class A5	163,180

Class B	279,959

Class B5	91,099

Class C	408,573

Class C5	69,169

Class R	94,713

Transfer agent fees	1,804,426

Trustees’ and officers’ fees and benefits	48,946

Other	234,558

Total expenses	6,616,289

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,994,681)

Net expenses	1,621,608

Net investment income	206,964

Net realized gain from investment securities	4,879

Net increase in net assets resulting from operations	$211,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$206,964	$373,658

Net realized gain (loss)	4,879	(12,240)

Net increase in net assets resulting from operations	211,843	361,418

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(104,578)	(174,737)

Class A5	(31,151)	(63,688)

Class B	(8,840)	(17,885)

Class B5	(2,844)	(8,097)

Class C	(13,579)	(21,046)

Class C5	(2,144)	(4,890)

Class R	(7,062)	(11,815)

Class Y	(1,984)	(3,697)

Investor Class	(27,409)	(50,506)

Total distributions from net investment income	(199,591)	(356,361)

Share transactions–net:
Invesco Cash Reserve Shares	(18,654,012)	63,858,412

Class A5	(20,469,382)	(66,412,403)

Class B	(10,875,389)	(6,170,174)

Class B5	(5,472,235)	(20,025,186)

Class C	10,022,508	1,473,168

Class C5	(1,996,258)	(8,622,106)

Class R	322,863	(717,566)

Class Y	879,906	(1,737,023)

Investor Class	(8,301,389)	(12,121,517)

Net increase (decrease) in net assets resulting from share transactions	(54,543,388)	(50,474,395)

Net increase (decrease) in net assets	(54,531,136)	(50,469,338)

Net assets:
Beginning of period	1,388,484,451	1,438,953,789

End of period (includes undistributed net investment income of $50,241 and $42,868, respectively)	$1,333,953,315	$1,388,484,451

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

10        Invesco Money Market Fund

  The Fund currently consists of ten different classes of shares: Invesco Cash Reserve shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y, Investor Class and Institutional Class. Class A5, Class B5 and Class C5 shares are closed to new investors. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class C and C5 shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve shares, Class A5, Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class B5 shares are no longer permitted. Existing shareholders of Class B and Class B5 shares may continue to reinvest dividends and capital gains distributions in Class B and Class B5 shares, respectively until they convert to Class Invesco Cash Reserve shares and Class A5 shares, respectively. Also, shareholders in Class B and Class B5 shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Invesco Cash Reserve shares and Class A5 shares. Generally, Class B and Class B5 shares will automatically convert to Invesco Cash Reserve shares and Class A5 shares, respectively on or the about month-end, which is at least eight years after the date of purchase. Institutional Class shares have not commenced operations. Redemption of Class B and Class B5 shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

11        Invesco Money Market Fund

I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.40%

Over $1 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2012, the Adviser waived advisory fees and reimbursed Fund level expenses of $3,345,422 and reimbursed class level expenses of $538,023, $163,180, $279,959, $91,099, $408,573, $69,169 and $94,713 of Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5 and Class R shares, respectively, in order to increase the Fund’s yield.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5 and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class A5 shares, 0.90% of the average daily net assets of Class B, Class B5, Class C and Class C5 shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
  CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $28,951, $0, $109,509, $16,577, $10,063 and $1,037 from Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C and Class C5 shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Money Market Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$1,334,440,980	$—	$1,334,440,980

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities sales of $3,200,393.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,543.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Money Market Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 29, 2016	$8,400	$—	$8,400

February 28, 2017	2,572	—	2,572

February 28, 2018	163	—	163

Not subject to expiration	12,240	—	12,240

	$23,375	$—	$23,375

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Money Market Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Invesco Cash Reserve Shares	287,849,171	$287,849,171	828,561,021	$828,561,021

Class A5	8,013,576	8,013,576	22,673,290	22,673,290

Class B	11,648,120	11,648,120	61,303,402	61,303,402

Class B5	20,472	20,472	54,626	54,626

Class C	38,283,159	38,283,159	90,099,764	90,099,764

Class C5	125,585	125,585	798,124	798,124

Class R	15,651,150	15,651,150	35,273,471	35,273,471

Class Y	7,019,749	7,019,749	12,944,786	12,944,786

Investor Class	32,432,787	32,432,787	118,059,351	118,059,351

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	100,638	100,638	167,759	167,759

Class A5	29,342	29,342	58,829	58,829

Class B	8,403	8,403	16,669	16,669

Class B5	2,712	2,712	7,622	7,622

Class C	13,078	13,078	19,901	19,901

Class C5	2,035	2,035	4,572	4,572

Class R	6,971	6,971	11,665	11,665

Class Y	1,969	1,969	3,644	3,644

Investor Class	27,133	27,133	49,866	49,866

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class B5 shares to Class A5 shares:
Invesco Cash Reserve Shares	5,579,834	5,579,834	14,027,439	14,027,439

Class A5	4,396,244	4,396,244	7,451,797	7,451,797

Class B	(5,579,834)	(5,579,834)	(14,027,439)	(14,027,439)

Class B5	(4,396,244)	(4,396,244)	(7,451,797)	(7,451,797)

Reacquired:
Invesco Cash Reserve Shares	(312,183,655)	(312,183,655)	(778,897,807)	(778,897,807)

Class A5	(32,908,544)	(32,908,544)	(96,596,319)	(96,596,319)

Class B	(16,952,078)	(16,952,078)	(53,462,806)	(53,462,806)

Class B5	(1,099,175)	(1,099,175)	(12,635,637)	(12,635,637)

Class C	(28,273,729)	(28,273,729)	(88,646,497)	(88,646,497)

Class C5	(2,123,878)	(2,123,878)	(9,424,802)	(9,424,802)

Class R	(15,335,258)	(15,335,258)	(36,002,702)	(36,002,702)

Class Y	(6,141,812)	(6,141,812)	(14,685,453)	(14,685,453)

Investor Class	(40,761,309)	(40,761,309)	(130,230,734)	(130,230,734)

Net increase (decrease) in share activity	(54,543,388)	$(54,543,388)	(50,474,395)	$(50,474,395)

15        Invesco Money Market Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset		Net gains		Dividends				net assets		assets without		investment
	value,	Net	(losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	on securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average
	of period	income(a)	(realized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets

Invesco Cash Reserve Shares
Six months ended 08/31/12	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.02%	$701,776	0.23	%(c)	0.87	%(c)	0.04	%(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	720,425	0.19		0.84		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	656,565	0.29		0.83		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	651,757	0.31	(d)	0.85	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.77	681,584	0.81		0.96		0.77
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	3.21	727,519	0.90		0.96		3.10

Class A5
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	205,226	0.23	(c)	0.87	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	225,693	0.19		0.84		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	292,104	0.28	(d)	0.82	(d)	0.04	(d)

Class B
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	56,473	0.23	(c)	1.62	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	67,348	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	73,517	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,268	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	116,599	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	0.00	0.02	(0.02)	1.00	2.44	132,033	1.66		1.72		2.34

Class B5
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	17,306	0.23	(c)	1.62	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	22,778	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	42,803	0.28	(d)	1.57	(d)	0.04	(d)

Class C
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	94,063	0.23	(c)	1.62	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	84,040	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	82,567	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,298	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	104,584	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	0.00	0.02	(0.02)	1.00	2.44	112,005	1.65		1.71		2.35

Class C5
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	14,167	0.23	(c)	1.62	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	16,163	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	24,785	0.28	(d)	1.57	(d)	0.04	(d)

Class R
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	46,832	0.23	(c)	1.12	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	46,509	0.19		1.09		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	47,227	0.29		1.08		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	42,567	0.31	(d)	1.10	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.64	43,027	0.92		1.20		0.66
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	2.95	26,806	1.15		1.21		2.85

Class Y
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	13,555	0.23	(c)	0.72	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	12,675	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	14,412	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	14,756	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.52	17,373	0.71	(d)	0.74	(d)	0.87	(d)

Investor Class
Six months ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	184,555	0.23	(c)	0.72	(c)	0.04	(c)
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	192,854	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	204,974	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	233,431	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.89	258,650	0.69		0.71		0.89
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	3.41	296,623	0.71		0.71		3.29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $711,516, $215,800, $61,706, $20,079, $90,054, $15,246, $46,970, $13,289 and $190,389 for Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of June 7, 2010 for Class A5, Class B5 and Class C5 shares and October 3, 2008 for Class Y shares.

NOTE 11—Subsequent Event

Effective September 24, 2012, Class A5, B5, C5 and Institutional Class (not yet commenced) shares were renamed Class AX, BX, CX and R5 shares, respectively.

16        Invesco Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Invesco Cash Reserve Shares	$1,000.00	$1,000.20	$1.16	$1,024.05	$1.17	0.23%

A5	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

B	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

B5	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

C	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

C5	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

R	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

Y	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

Investor	1,000.00	1,000.20	1.16	1,024.05	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Money Market Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and

18        Invesco Money Market Fund

satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Cash Reserve shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies. The Board noted that Invesco Advisers sub-advises one fund with similar investment strategies and the sub-advisory fee is lower than the Fund’s fee. The Board also noted that Invesco Advisers and its affiliates advise two off-shore money market funds with similar investment strategies, both of which had effective fee rates lower than the Fund.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Money Market Fund

`

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	MKT-SAR-1	Invesco Distributors, Inc.

Invesco Municipal Bond Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: AMBDX ▪ B: AMBBX ▪ C: AMBCX ▪ Y: AMBYX ▪ Investor: AMBIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
18	Financial Statements
20	Notes to Financial Statements
25	Financial Highlights
26	Fund Expenses
27	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.68%

Class B Shares	3.42

Class C Shares	3.30

Class Y Shares	3.93

Investor Class Shares	3.85

Barclays Municipal Bond Index▼ (Broad Market/Style-Specific Index)	2.94

Lipper General Municipal Debt Funds Index▼ (Peer Group Index)	4.07

Source(s): ▼Lipper Inc.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Municipal Bond Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (3/28/77)		5.94%	5.72%	5.71%

10	Years	4.42	4.42	4.40

5	Years	4.92	4.92	4.83

1	Year	5.11	5.11	4.78

Class B Shares

Inception (9/1/93)		4.51%	4.48%	4.46%

10	Years	4.32	4.31	4.24

5	Years	4.85	4.85	4.68

1	Year	4.70	4.70	4.31

Class C Shares

Inception (8/4/97)		4.04%	4.04%	4.00%

10	Years	4.14	4.14	4.07

5	Years	5.13	5.13	4.92

1	Year	8.59	8.59	6.84

Class Y Shares

10	Years	5.04%	5.04%	4.96%

5	Years	6.17	6.17	5.95

1	Year	10.80	10.80	8.64

Investor Class Shares

10	Years	5.04%	5.04%	4.96%

5	Years	6.04	6.04	5.83

1	Year	10.62	10.62	8.46

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (3/28/77)		5.90%	5.68%	5.68%

10	Years	4.39	4.39	4.38

5	Years	4.52	4.52	4.48

1	Year	5.41	5.41	5.03

Class B Shares

Inception (9/1/93)		4.43%	4.40%	4.39%

10	Years	4.27	4.27	4.21

5	Years	4.43	4.43	4.32

1	Year	4.82	4.82	4.45

Class C Shares

Inception (8/4/97)		3.95%	3.95%	3.93%

10	Years	4.14	4.14	4.07

5	Years	4.74	4.74	4.59

1	Year	8.84	8.84	7.06

Class Y Shares

10	Years	5.01%	5.00%	4.94%

5	Years	5.74	5.74	5.58

1	Year	10.92	10.92	8.79

Investor Class Shares

10	Years	5.01%	5.01%	4.95%

5	Years	5.63	5.63	5.47

1	Year	10.74	10.74	8.61

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.85%, 1.60%, 1.60%, 0.60% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Municipal Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Municipal Bond Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.60%
Alabama–0.58%
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,140,890

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS–AGC)(a)	6.00%	06/01/39	1,000	1,182,970

University of Alabama; Series 2004 A, General RB (INS–NATL)(a)	5.00%	07/01/29	1,000	1,060,600

				3,384,460

Alaska–1.02%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,381,975

Series 2011 A, RB	5.50%	10/01/41	3,000	3,464,580

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.38%	06/01/28	1,025	1,062,679

				5,909,234

Arizona–1.69%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,200	3,328,256

Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,111,490

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	250	267,357

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.25%	06/01/34	2,000	2,226,560

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,186,190

Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	589,945

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	1,000	1,109,510

				9,819,308

Arkansas–0.83%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/34	1,825	2,056,903

Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,679,124

University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,104,450

				4,840,477

California–7.57%
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (INS–Cal-Mortgage)(a)	6.00%	08/15/24	1,000	1,021,630

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	864,691

Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/22	2,000	2,368,420

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	500	535,570

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (INS–Cal-Mortgage)(a)	5.50%	02/01/24	1,000	1,104,590

California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,712,834

Series 2011, RB	5.75%	01/01/33	450	527,459

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal-Mortgage)(a)	5.75%	08/15/38	500	554,470

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(c)	1.12%	05/01/17	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	$250	$286,905

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	1,099,080

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,000	1,101,940

Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(c)	1.32%	05/01/20	2,000	2,000,000

Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/39	1,000	258,960

El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS–AGM)(a)	5.00%	10/01/26	2,000	2,155,960

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	1,000	1,031,650

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/26	2,000	2,411,220

Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/34	1,500	469,965

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,708,695

Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS–AMBAC)(a)	4.50%	07/01/26	2,000	2,213,260

Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,500	1,713,045

Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/33	775	869,542

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	08/01/26	1,080	1,149,131

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/35	1,500	485,760

Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/25	1,415	1,608,331

Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.13%	08/01/37	2,000	2,161,660

Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	571,935

Series 2012 G, Limited Project RB	5.00%	05/15/37	1,000	1,156,790

Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/34	1,500	1,691,970

San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	646,474

San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds(d)	0.00%	07/01/30	3,000	1,311,300

San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,781,895

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/26	1,250	678,875

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/34	1,000	1,136,840

Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(a)	5.00%	09/01/33	1,500	1,611,285

				44,002,132

Colorado–1.19%
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.13%	12/01/30	400	447,976

Series 2009 A, Water Resource RB (INS–AGC)(a)	5.25%	12/01/38	525	576,303

Colorado Springs (City of);
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,200	1,362,264

Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,245,220

Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB(b)(e)	6.25%	12/01/14	750	849,840

Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS–AGM)(a)	5.00%	12/01/36	1,000	1,147,920

University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,310,855

				6,940,378

Connecticut–1.98%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS–ACA)(a)	5.63%	07/15/19	1,060	1,060,191

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(f)	6.60%	07/01/24	1,000	1,001,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–(continued)

Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	$1,500	$1,507,815

Connecticut (State of) Development Authority (The Connecticut Light & Power Co.); Series 2011 A, Ref. PCR	4.38%	09/01/28	1,000	1,087,590

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,114,290

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS–NATL)(a)	5.75%	07/01/33	1,000	1,141,810

Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,134,450

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,428,760

				11,476,746

Delaware–0.20%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,157,331

District of Columbia–0.22%
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,205	1,299,508

Florida–6.27%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS–NATL)(a)	4.25%	10/01/29	5,000	5,056,850

Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,724,280

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/20	2,515	2,909,528

Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS–NATL)(a)	5.80%	05/01/16	745	746,736

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,216,240

Series 2010, RB	5.00%	12/01/37	2,250	2,480,580

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,300	1,500,889

Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,557,595

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	1,500	1,637,340

Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/34	500	543,570

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,140,830

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.63%	06/01/34	1,000	1,107,380

Series 2009, Public Facilities RB (INS–AGC)(a)	5.75%	06/01/39	775	859,367

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS–NATL)(a)	5.75%	10/01/29	2,000	2,004,300

Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,264,374

Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/39	550	630,927

Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/35	1,205	1,321,933

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	4,000	4,615,920

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,000	1,143,980

Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/30	625	692,556

Sunrise (City of); Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/28	1,150	1,270,601

				36,425,776

Georgia–3.73%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/34	1,000	1,123,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/34	$1,500	$1,715,610

Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/39	1,500	1,714,110

Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,740,555

Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,238,430

Series 2010 C, Ref. General Airport RB (INS–AGM)(a)	5.25%	01/01/30	1,500	1,741,755

DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	720,348

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/34	1,000	1,135,200

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,182,180

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS–AGC)(a)	6.38%	08/01/29	2,135	2,515,948

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,626,165

Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGC)(a)	5.50%	06/15/35	1,020	1,171,082

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	814,508

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	2,000	2,224,240

				21,663,971

Guam–0.21%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/37	1,100	1,207,547

Idaho–0.14%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	782,568

Illinois–6.94%
Bellwood (Village of); Series 2002, Unlimited Tax GO Bonds(b)(e)	5.25%	12/01/12	1,000	1,012,710

Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(f)	6.13%	02/20/42	1,465	1,467,359

Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB(f)	5.00%	01/01/30	5,000	5,498,450

Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,465,694

Chicago (City of); Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,122,320

Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/19	1,750	1,756,633

Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,187,610

Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(e)	6.25%	04/15/22	1,000	1,304,160

Series 1992 C, RB(e)	6.25%	04/15/22	1,150	1,499,784

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,500	1,686,420

Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB(b)(c)	5.25%	11/01/14	1,000	1,106,770

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS–AGM)(a)	5.25%	05/15/29	3,000	3,190,200

Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS–NATL)(a)	5.75%	06/01/20	1,305	1,307,949

Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,001,380

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/35	1,000	1,114,020

Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,155,460

Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/41	650	756,873

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 A, RB	5.00%	06/15/42	3,500	3,907,190

Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/26	4,000	4,291,760

Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/28	2,000	2,223,540

Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/26	2,000	2,279,340

				40,335,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–3.52%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	$1,000	$1,104,760

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	231,938

Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS–AMBAC)(a)(f)	5.00%	01/01/18	500	559,885

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,000	1,135,960

Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–AGM)(a)	5.25%	01/15/27	2,815	3,249,467

Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,787,586

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(a)	5.40%	08/01/17	9,850	11,330,849

Rockville School Building Corp.; Series 2006, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/26	1,000	1,078,660

				20,479,105

Iowa–1.08%
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,110,420

Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,683,510

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,200	1,207,128

Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/29	2,000	2,259,160

				6,260,218

Kansas–0.39%
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,118,200

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	1,000	1,154,390

				2,272,590

Kentucky–0.21%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/33	1,070	1,194,291

Louisiana–4.34%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	613,503

East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,759,405

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,123,530

Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	5.38%	01/01/31	400	441,164

Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	6.00%	01/01/39	1,000	1,166,320

Jefferson (Parish of) Hospital Service District No. 2 (East Jefferson General Hospital); Series 2011, Ref. Hospital RB	6.25%	07/01/31	1,000	1,177,800

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.00%	10/01/25	1,000	1,139,890

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS–ACA)(a)	6.55%	09/01/25	4,860	5,723,087

Series 2000 A, RB (INS–AMBAC)(a)	6.30%	07/01/30	1,780	1,916,935

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,139,300

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.50%	02/01/39	1,500	1,706,505

Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,854,320

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)	5.50%	05/15/26	1,010	1,356,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)(c)	4.00%	06/01/22	$1,000	$1,076,500

Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/31	2,645	3,013,634

				25,208,414

Maine–0.06%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB(f)	5.30%	11/15/23	310	332,677

Maryland–0.66%
Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/37	1,500	1,645,830

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	2,000	2,213,500

				3,859,330

Massachusetts–3.53%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/19	5,385	6,193,127

Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,921,420

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/33	750	862,785

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	700,245

Series 2011 A-2, RB	5.50%	11/15/46	38	24,096

Series 2011 B, RB	0.00%	11/15/56	187	977

Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,900	2,052,893

Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS–SGI)(a)	5.25%	07/01/33	2,500	2,542,225

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,218,950

				20,516,718

Michigan–1.39%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO Bonds(b)(e)	5.00%	11/01/12	1,000	1,008,060

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(a)	6.25%	07/01/36	1,000	1,166,780

Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	576,040

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.18%	10/15/38	310	310,000

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	844,230

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(f)	5.00%	12/01/28	2,500	2,724,850

Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,448,576

				8,078,536

Minnesota–1.05%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	1,275	1,524,696

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/30	1,060	1,174,893

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	1,000	1,130,480

St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,248,660

				6,078,729

Missouri–1.26%
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,040,550

Gladstone (City of); Series 2006 A, COP (INS–SGI)(a)	5.00%	06/01/22	1,295	1,408,597

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,101,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	$2,500	$2,762,225

St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS–AMBAC)(a)	4.50%	02/15/28	1,000	1,024,100

				7,336,632

Montana–0.20%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	1,000	1,170,430

Nebraska–0.39%
Nebraska (State of) Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP–GNMA)	5.90%	09/01/36	1,000	1,154,740

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,114,950

				2,269,690

Nevada–1.50%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,202,140

Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	1,500	1,685,430

Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,817,715

Clark (County of);
Series 2004 A-2, Sub. Lien Airport System RB (INS–NATL)(a)	5.13%	07/01/25	1,000	1,063,880

Series 2004 A-2, Sub. Lien Airport System RB (INS–NATL)(a)	5.13%	07/01/27	1,000	1,063,880

Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	903,592

				8,736,637

New Hampshire–0.63%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	750	831,465

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	1,500	1,587,630

New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,265,044

				3,684,139

New Jersey–2.75%
Hudson (County of); Series 2011, Unlimited Tax GO BAN	2.00%	12/07/12	2,500	2,511,175

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2000, Special Facility RB(c)(f)	7.00%	11/15/30	4,000	4,015,360

New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,122,220

Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,347,700

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,107,550

Series 2009 I, RB	5.00%	01/01/35	2,000	2,250,960

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,475	1,643,578

				15,998,543

New Mexico–0.26%
Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR(b)(c)	1.88%	09/01/17	1,500	1,503,000

New York–4.81%
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,547,852

New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS–AGM)(a)	4.50%	06/15/29	1,000	1,047,870

New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,966,250

New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,121,980

Series 2011 A, RB	5.00%	05/01/41	1,000	1,098,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011 A, Lease RB	5.00%	07/01/35	$1,000	$1,152,050

New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS–AGM)(a)	4.75%	02/15/23	1,085	1,155,189

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	576,321

New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	579,255

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	2,000	2,154,800

Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	1,500	1,505,790

Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,423,545

Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(e)	5.50%	01/01/17	2,900	3,197,743

Series 1993 B, General Purpose RB(e)	5.00%	01/01/20	1,960	2,429,283

				27,956,238

North Carolina–0.29%
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,108,130

Oak Island (Town of); Series 2009, Enterprise System RB (INS–AGC)(a)	6.00%	06/01/34	500	582,870

				1,691,000

North Dakota–0.66%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/37	1,000	1,098,580

Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,526,838

North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS–AMBAC)(a)	5.00%	04/01/27	1,085	1,180,306

				3,805,724

Ohio–5.87%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,104,710

Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,108,630

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,800	4,266,830

Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,140,020

Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(a)	5.50%	01/01/21	3,410	4,308,399

Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	3,320	3,706,448

Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000	1,113,010

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group);
Series 2003, RB(b)(e)	5.50%	07/01/13	460	480,268

Series 2003, RB	5.50%	01/01/29	565	583,995

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,636,098

Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,905,278

Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,653,015

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,207,612

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS–NATL)(a)(b)(c)(f)	5.10%	05/01/13	1,750	1,800,610

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009, Ref. PCR(b)(c)	2.25%	09/15/16	2,000	2,013,260

Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,095,180

				34,123,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon–0.72%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	06/01/31	$750	$898,088

Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.13%	06/01/36	500	601,230

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,644,450

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	1,016,415

				4,160,183

Pennsylvania–3.12%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	799,064

Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,653,413

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,106,790

Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS–AGM)(a)	5.20%	09/01/35	1,000	1,152,760

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS–AGC)(a)	5.50%	10/01/32	2,250	2,499,863

Moon (Township of) Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(g)(h)	0.20%	07/01/38	1,900	1,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	564,050

Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	542,630

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(a)	7.00%	07/15/28	2,425	2,809,241

Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(a)	5.00%	07/01/19	2,500	2,879,250

State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	2,000	2,197,260

				18,104,321

Puerto Rico–5.36%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.25%	07/01/42	4,000	4,025,680

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	1,000	1,019,920

Series 2010 XX, RB	5.25%	07/01/40	3,000	3,121,830

Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,116,040

Series 2012 A, RB	5.00%	07/01/29	2,000	2,140,180

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	2,085	2,366,955

First Subseries 2009 A, RB(b)(e)	5.50%	08/01/19	20	25,924

First Subseries 2009 A, RB	5.50%	08/01/28	1,980	2,271,753

First Subseries 2010 A, CAB RB(d)	0.00%	08/01/33	2,000	645,940

First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,306,083

First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,166,140

First Subseries 2010 A, RB (INS–AGM)(a)	5.00%	08/01/40	1,175	1,270,480

First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,376,350

First Subseries 2011 A-1, RB	5.00%	08/01/43	1,000	1,050,980

First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	1,069,330

Series 2011 C, RB	5.00%	08/01/40	2,000	2,168,200

				31,141,785

Rhode Island–0.89%
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. Student Loan Program RB(f)	6.00%	12/01/23	295	295,637

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	559,970

Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS–AGM)(a)	4.50%	09/15/30	1,500	1,637,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–(continued)

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGM)(a)	6.25%	05/15/30	$500	$590,855

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket); Series 2009 E, RB (INS–AGC)(a)	5.00%	05/15/34	2,000	2,103,880

				5,188,132

South Carolina–2.19%
Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP–South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,070,320

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(a)	4.63%	04/01/30	1,500	1,596,345

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,352,352

Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS–NATL)(a)	5.38%	06/01/24	1,150	1,231,052

Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/30	500	574,355

Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,000	1,191,850

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.);
Series 2002 A, RB(b)(e)	5.50%	11/15/12	460	465,060

Series 2002 B, RB	5.50%	11/15/23	1,555	1,571,577

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,582,230

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,088,683

				12,723,824

South Dakota–1.47%
South Dakota (State of) Building Authority; Series 2007, RB (INS–NATL)(a)	4.50%	06/01/30	2,675	2,870,302

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,380,680

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	1,000	1,119,910

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,443

				8,512,335

Tennessee–0.75%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,248,780

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,132,680

				4,381,460

Texas–10.22%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,000	2,323,540

Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	03/01/30	1,000	1,095,290

Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(a)	5.00%	08/15/39	1,020	1,113,330

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,631,295

Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(b)(c)(f)	5.90%	05/01/28	1,050	1,164,503

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,167,660

Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS–AMBAC)(a)	5.25%	07/01/26	145	145,289

Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS–AMBAC)(a)	4.50%	10/01/27	4,000	4,465,600

Dallas-Fort Worth (Cities of) International Airport; Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	3,000	3,343,920

Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(d)	0.00%	08/15/23	2,000	1,550,360

Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	916,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (TECO);
Series 2009 A, Thermal Utility RB	5.25%	11/15/35	$1,100	$1,238,380

Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,626,687

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB(e)	5.25%	10/01/29	2,000	2,008,200

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	990,474

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(c)	0.92%	06/01/17	3,000	3,000,000

Laredo Community College District; Series 2010, Combined Fee RB (INS–AGM)(a)	5.25%	08/01/35	1,000	1,131,510

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,078,350

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,747,650

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,181,200

Series 2008 A, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/33	1,750	2,005,867

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,111,640

Series 2008 K-1, Ref. First Tier System RB (INS–AGC)(a)	5.75%	01/01/38	1,630	1,862,992

Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,103,380

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.13%	02/15/31	1,000	1,120,490

Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.30%	08/01/31	860	1,001,788

Series 2009, Limited Tax GO Ctfs. (INS–AGC)(a)	5.38%	08/01/32	755	880,851

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,150,986

Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,188,510

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/31	500	564,475

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	1,250	1,395,337

Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,000	1,104,250

Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	08/01/25	70	70,268

Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (INS–AMBAC)(a)	5.20%	02/15/26	1,000	1,019,540

Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,846,679

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,464,880

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,884,731

Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,265,500

University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,145,930

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/24	1,300	1,311,492

				59,419,465

Utah–0.88%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/33	710	792,886

Utah (County of); Series 2012, Transportation Sales Tax RB (INS–AGM)(a)	4.00%	12/01/35	2,000	2,128,140

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	1,050	1,220,793

Washington City (City of); Series 2003, Sales Tax RB(b)(e)	5.00%	11/15/13	915	957,840

				5,099,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–0.78%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	$1,275	$1,431,570

Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,442,125

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/34	1,565	1,667,335

				4,541,030

Virgin Islands–0.14%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	819,480

Virginia–1.81%
Fauquier (County of) Industrial Development Authority;
Series 2002, Hospital RB (INS–Radian)(a)	5.25%	10/01/31	1,105	1,128,426

Series 2002, Hospital RB (INS–Radian)(a)	5.50%	10/01/17	500	511,345

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,203,640

King George (County of) Industrial Development Authority; Series 2004, Lease RB(b)(e)	5.00%	03/01/14	1,100	1,177,990

Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,212,070

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/27	4,000	4,298,760

				10,532,231

Washington–1.74%
Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,232,905

Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/23	2,100	2,388,939

Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/24	2,000	2,268,140

Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS–NATL)(a)	5.00%	03/01/35	1,000	1,079,800

Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,385,663

Series 2011, RB	6.00%	01/01/31	1,500	1,734,315

				10,089,762

West Virginia–0.56%
West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(c)(f)	2.25%	09/01/16	3,250	3,254,940

Wisconsin–1.36%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.50%	04/01/15	1,340	1,527,037

Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/30	1,500	1,667,550

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	826,507

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	1,585	1,753,787

Series 2012, RB	5.00%	06/01/39	2,000	2,142,520

				7,917,401

Wyoming–0.19%
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	5.00%	05/01/32	1,000	1,115,610

TOTAL INVESTMENTS(i)–99.60% (Cost $523,531,936)				578,802,680

OTHER ASSETS LESS LIABILITIES–0.40%				2,349,395

NET ASSETS–100.00%				$581,152,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Municipal Bond Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Zero coupon bonds issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security subject to the alternative minimum tax.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	11.6%

National Public Finance Guarantee Corp.	9.7

Assured Guaranty Corp.	9.1

Portfolio Composition

By credit sector, based on Net Assets
as of August 31, 2012

Revenue Bonds	87.4%

General Obligation Bonds	9.0

Pre-Refunded Bonds	2.8

Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Municipal Bond Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $523,531,936)	$578,802,680

Cash	2,432,768

Receivable for:
Investments sold	1,814,454

Fund shares sold	2,266,021

Interest	6,303,917

Investment for trustee deferred compensation and retirement plans	86,242

Other assets	91,665

Total assets	591,797,747

Liabilities:
Payable for:
Investments purchased	9,323,050

Fund shares reacquired	308,778

Dividends	571,076

Accrued fees to affiliates	221,309

Accrued other operating expenses	50,638

Trustee deferred compensation and retirement plans	170,821

Total liabilities	10,645,672

Net assets applicable to shares outstanding	$581,152,075

Net assets consist of:
Shares of beneficial interest	$526,492,505

Undistributed net investment income	(281,567)

Undistributed net realized gain (loss)	(329,607)

Unrealized appreciation	55,270,744

$581,152,075

Net Assets:
Class A	$345,210,910

Class B	$7,391,490

Class C	$54,190,162

Class Y	$35,285,534

Investor Class	$139,073,979

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	40,944,793

Class B	875,081

Class C	6,432,310

Class Y	4,183,232

Investor Class	16,484,438

Class A:
Net asset value per share	$8.43

Maximum offering price per share (Net asset value of $8.43 divided by 95.25%)	$8.85

Class B:
Net asset value and offering price per share	$8.45

Class C:
Net asset value and offering price per share	$8.42

Class Y:
Net asset value and offering price per share	$8.43

Investor Class:
Net asset value and offering price per share	$8.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Municipal Bond Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$12,694,386

Expenses:
Advisory fees	1,206,034

Administrative services fees	81,114

Custodian fees	10,336

Distribution fees:

Class A	411,736

Class B	37,112

Class C	255,413

Investor Class	109,257

Transfer agent fees	184,206

Trustees’ and officers’ fees and benefits	25,635

Other	142,374

Total expenses	2,463,217

Less: Fees waived and expense offset arrangement(s)	(269,437)

Net expenses	2,193,780

Net investment income	10,500,606

Realized and unrealized gain from:
Net realized gain from investment securities	801,254

Change in net unrealized appreciation of investment securities	9,239,394

Net realized and unrealized gain	10,040,648

Net increase in net assets resulting from operations	$20,541,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Municipal Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$10,500,606	$20,703,551

Net realized gain	801,254	568,229

Change in net unrealized appreciation	9,239,394	38,804,453

Net increase in net assets resulting from operations	20,541,254	60,076,233

Distributions to shareholders from net investment income:
Class A	(6,356,091)	(12,644,191)

Class B	(115,821)	(297,091)

Class C	(795,644)	(1,637,561)

Class Y	(708,488)	(1,392,618)

Investor Class	(2,707,741)	(5,857,793)

Total distributions from net investment income	(10,683,785)	(21,829,254)

Share transactions–net:
Class A	24,710,540	30,612,715

Class B	(306,291)	(1,386,261)

Class C	4,735,749	2,594,319

Class Y	(801,423)	7,103,285

Investor Class	780,888	2,355,901

Net increase in net assets resulting from share transactions	29,119,463	41,279,959

Net increase in net assets	38,976,932	79,526,938

Net assets:
Beginning of period	542,175,143	462,648,205

End of period (includes undistributed net investment income of $(281,567) and $(98,388), respectively)	$581,152,075	$542,175,143

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is federal tax-exempt current income.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

20        Invesco Municipal Bond Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

21        Invesco Municipal Bond Fund

I.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.50%

Next $300 million	0.40%

Next $500 million	0.35%

Over $1 billion	0.30%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.70%, 1.45%, 1.45%, 0.45% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $269,050.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

22        Invesco Municipal Bond Fund

  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $46,176 in front-end sales commissions from the sale of Class A shares and $4,437, $7,334 and $497 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$578,802,680	$—	$578,802,680

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities purchases of $78,027,049 and securities sales of $102,448,501, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $387.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

23        Invesco Municipal Bond Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2018	$927,858	$—	$927,858

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $103,599,731 and $51,288,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,656,397

Aggregate unrealized (depreciation) of investment securities	(393,852)

Net unrealized appreciation of investment securities	$55,262,545

Cost of investments for tax purposes is $523,540,135.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	4,909,483	$40,848,039	9,067,417	$72,310,438

Class B	99,601	830,990	278,721	2,230,941

Class C	868,904	7,230,130	1,568,388	12,571,444

Class Y	567,246	4,718,909	1,970,991	15,727,312

Investor Class	728,024	6,054,686	1,194,614	9,580,624

Issued as reinvestment of dividends:
Class A	490,622	4,091,112	979,596	7,816,352

Class B	8,380	69,921	20,903	166,792

Class C	66,115	550,021	136,382	1,084,701

Class Y	67,504	561,800	134,203	1,068,878

Investor Class	241,965	2,016,037	522,722	4,160,942

Automatic conversion of Class B shares to Class A shares:
Class A	52,600	437,424	255,908	2,058,179

Class B	(52,500)	(437,424)	(255,509)	(2,058,179)

Reacquired:
Class A	(2,486,824)	(20,666,035)	(6,510,959)	(51,572,254)

Class B	(92,599)	(769,778)	(220,356)	(1,725,815)

Class C	(366,360)	(3,044,402)	(1,396,435)	(11,061,826)

Class Y	(735,427)	(6,082,132)	(1,225,053)	(9,692,905)

Investor Class	(877,121)	(7,289,835)	(1,432,585)	(11,385,665)

Net increase in share activity	3,489,613	$29,119,463	5,088,948	$41,279,959

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24        Invesco Municipal Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$8.29	$0.16	$0.14	$0.30	$(0.16)	$8.43	3.68%	$345,211	0.74	%(d)	0.84	%(d)	3.80	%(d)	10%
Year ended 02/29/12	7.67	0.34	0.64	0.98	(0.36)	8.29	13.06	314,658	0.66		0.85		4.28		18
Year ended 02/28/11	7.93	0.36	(0.26)	0.10	(0.36)	7.67	1.20	262,081	0.57		0.83		4.58		16
Seven months ended 02/28/10	7.70	0.21	0.23	0.44	(0.21)	7.93	5.73	407,725	0.57	(e)	0.83	(e)	4.55	(e)	12
Year ended 07/31/09	7.78	0.35	(0.09)	0.26	(0.34)	7.70	3.55	373,124	0.74		0.86		4.63		31
Year ended 07/31/08	7.94	0.34	(0.17)	0.17	(0.33)	7.78	2.23	386,383	0.84		0.84		4.25		29

Class B
Six months ended 08/31/12	8.30	0.13	0.15	0.28	(0.13)	8.45	3.42	7,391	1.49	(d)	1.59	(d)	3.05	(d)	10
Year ended 02/29/12	7.68	0.28	0.64	0.92	(0.30)	8.30	12.22	7,572	1.41		1.60		3.53		18
Year ended 02/28/11	7.94	0.30	(0.26)	0.04	(0.30)	7.68	0.44	8,360	1.32		1.58		3.83		16
Seven months ended 02/28/10	7.71	0.17	0.23	0.40	(0.17)	7.94	5.27	13,596	1.32	(e)	1.58	(e)	3.80	(e)	12
Year ended 07/31/09	7.79	0.29	(0.09)	0.20	(0.28)	7.71	2.78	16,046	1.49		1.61		3.88		31
Year ended 07/31/08	7.95	0.28	(0.16)	0.12	(0.28)	7.79	1.46	20,797	1.59		1.59		3.50		29

Class C
Six months ended 08/31/12	8.28	0.13	0.14	0.27	(0.13)	8.42	3.30	54,190	1.49	(d)	1.59	(d)	3.05	(d)	10
Year ended 02/29/12	7.66	0.28	0.64	0.92	(0.30)	8.28	12.24	48,545	1.41		1.60		3.53		18
Year ended 02/28/11	7.92	0.30	(0.26)	0.04	(0.30)	7.66	0.43	42,560	1.32		1.58		3.83		16
Seven months ended 02/28/10	7.70	0.17	0.22	0.39	(0.17)	7.92	5.14	45,088	1.32	(e)	1.58	(e)	3.80	(e)	12
Year ended 07/31/09	7.77	0.29	(0.08)	0.21	(0.28)	7.70	2.91	36,085	1.49		1.61		3.88		31
Year ended 07/31/08	7.94	0.28	(0.18)	0.10	(0.27)	7.77	1.33	20,283	1.59		1.59		3.50		29

Class Y
Six months ended 08/31/12	8.29	0.17	0.15	0.32	(0.18)	8.43	3.81	35,286	0.49	(d)	0.59	(d)	4.05	(d)	10
Year ended 02/29/12	7.67	0.36	0.64	1.00	(0.38)	8.29	13.34	35,508	0.41		0.60		4.53		18
Year ended 02/28/11	7.93	0.38	(0.26)	0.12	(0.38)	7.67	1.45	26,104	0.32		0.58		4.83		16
Seven months ended 02/28/10	7.70	0.22	0.23	0.45	(0.22)	7.93	5.88	7,204	0.32	(e)	0.58	(e)	4.80	(e)	12
Year ended 07/31/09(f)	7.46	0.30	0.24	0.54	(0.30)	7.70	7.34	5,855	0.46	(e)	0.61	(e)	4.91	(e)	31

Investor Class
Six months ended 08/31/12	8.29	0.17	0.15	0.32	(0.17)	8.44	3.85	139,074	0.65	(d)	0.75	(d)	3.89	(d)	10
Year ended 02/29/12	7.67	0.34	0.64	0.98	(0.36)	8.29	13.14	135,893	0.57		0.76		4.37		18
Year ended 02/28/11	7.93	0.36	(0.26)	0.10	(0.36)	7.67	1.28	123,542	0.50		0.76		4.65		16
Seven months ended 02/28/10	7.71	0.21	0.22	0.43	(0.21)	7.93	5.65	130,726	0.52	(e)	0.78	(e)	4.60	(e)	12
Year ended 07/31/09	7.79	0.36	(0.09)	0.27	(0.35)	7.71	3.67	126,245	0.64		0.76		4.73		31
Year ended 07/31/08	7.95	0.35	(0.17)	0.18	(0.34)	7.79	2.35	130,356	0.72		0.72		4.37		29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $326,703, $7,362, $50,666, $34,216 and $136,026 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

NOTE 12—Subsequent Event

Effective September 24, 2012, the maximum sales charge for Class A shares changed from 4.75% to 4.25%.

25        Invesco Municipal Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2,3]	(08/31/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,036.80	$3.80	$1,021.48	$3.77	0.74%

B	1,000.00	1,034.20	7.64	1,017.69	7.58	1.49

C	1,000.00	1,033.00	7.64	1,017.69	7.58	1.49

Y	1,000.00	1,039.30	2.52	1,022.74	2.50	0.49

Investor	1,000.00	1,038.50	3.34	1,021.93	3.31	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively, of average daily net assets. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.84%, 1.59%, 1.59%, 0.59% and 0.75% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.31, $8.15, $8.15, $3.03 and $3.85 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.28, $8.08, $8.08, $3.01 and $3.82 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

26        Invesco Municipal Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Municipal Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

27        Invesco Municipal Bond Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco Municipal Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	MBD-SAR-1	Invesco Distributors, Inc.

Invesco Real Estate Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: IARAX ▪ B: AARBX ▪ C: IARCX ▪ R: IARRX ▪ Y: IARYX
Investor: REINX ▪ Institutional: IARIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.28%

Class B Shares	9.86

Class C Shares	9.80

Class R Shares	10.09

Class Y Shares	10.41

Investor Class Shares	10.25

Institutional Class Shares	10.45

S&P 500 Index▼ (Broad Market Index)	4.14

FTSE NAREIT All Equity REITs Index■ (Style-Specific Index)	11.53

Lipper Real Estate Funds Index♦ (Peer Group Index)	8.64

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, FTSE via FactSet Research Systems Inc.; ♦Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.
     The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Real Estate Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

Inception (12/31/96)		9.52%

10	Years	11.36

5	Years	1.56

1	Year	12.30

Class B Shares

Inception (3/3/98)		9.17%

10	Years	11.36

5	Years	1.63

1	Year	12.96

Class C Shares

Inception (5/1/95)		10.73%

10	Years	11.18

5	Years	1.94

1	Year	16.92

Class R Shares

10	Years	11.75%

5	Years	2.45

1	Year	18.54

Class Y Shares

10	Years	12.09%

5	Years	2.90

1	Year	19.14

Investor Class Shares

10	Years	12.00%

5	Years	2.70

1	Year	18.77

Institutional Class Shares

10	Years	12.43%

5	Years	3.19

1	Year	19.34
Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/31/96)		9.50%

10	Years	10.71

5	Years	1.09

1	Year	5.22

Class B Shares

Inception (3/3/98)		9.14%

10	Years	10.70

5	Years	1.17

1	Year	5.53

Class C Shares

Inception (5/1/95)		10.73%

10	Years	10.53

5	Years	1.47

1	Year	9.51

Class R Shares

10	Years	11.09%

5	Years	1.98

1	Year	11.11

Class Y Shares

10	Years	11.43%

5	Years	2.42

1	Year	11.63

Investor Class Shares

10	Years	11.35%

5	Years	2.23

1	Year	11.32

Institutional Class Shares

10	Years	11.77%

5	Years	2.72

1	Year	11.82
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05%, 1.30% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence — and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.28%
Apartments–19.46%
AvalonBay Communities, Inc.	1,159,377	$164,075,033

BRE Properties, Inc.	121,766	6,078,558

Equity Residential	1,297,937	78,395,395

Essex Property Trust, Inc.	712,357	108,264,017

Post Properties, Inc.	578,600	29,537,530

UDR, Inc.	3,586,839	90,567,685

		476,918,218

Diversified–2.53%
BGP Holdings PLC (Malta)(b)	3,547,941	0

BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $1,045,350)(b)(c)	2,789,299	794,470

Digital Realty Trust, Inc.	821,664	61,222,185

		62,016,655

Healthcare–11.03%
HCP, Inc.	1,269,056	58,198,908

Health Care REIT, Inc.	1,007,922	58,902,962

Healthcare Realty Trust, Inc.	1,321,284	32,054,350

Ventas, Inc.	1,848,389	121,050,995

		270,207,215

Industrial/Office: Industrial–6.65%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)	6,533	2,404,173

DCT Industrial Trust Inc.	7,045,191	44,525,607

Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000)(c)	4,185,000	3,888,217

Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,832,349)(c)	3,534,653	3,573,612

Keystone Industrial Fund II LP (Acquired 01/08/09-11/18/11; Cost $4,268,750)(c)	4,597,826	5,755,710

Prologis, Inc.	3,011,349	102,897,795

		163,045,114

Industrial/Office: Mixed–1.40%
Duke Realty Corp.	2,365,221	34,295,704

Industrial/Office: Office–12.83%
Alexandria Real Estate Equities, Inc.	783,234	57,880,993

Boston Properties, Inc.	1,075,685	120,616,559

BR Properties S.A. (Brazil)	32,200	389,491

BR Properties S.A. (Brazil)(c)	69,800	844,299

Brandywine Realty Trust	1,270,954	15,505,639

BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)	4,646,429	2,366,854

Hudson Pacific Properties Inc.	717,000	12,719,580

Kilroy Realty Corp.	1,162,230	54,868,878

SL Green Realty Corp.	610,912	49,239,507

		314,431,800

Infrastructure–5.79%
American Tower Corp.	2,016,566	141,966,246

Lodging-Resorts–7.10%
DiamondRock Hospitality Co.	2,626,081	25,262,899

Host Hotels & Resorts Inc.	7,128,640	109,068,192

Pebblebrook Hotel Trust	1,189,951	28,118,542

Starwood Hotels & Resorts Worldwide, Inc.	210,819	11,622,452

		174,072,085

Regional Malls–15.29%
General Growth Properties, Inc.	3,485,351	71,728,524

Macerich Co. (The)	1,413,030	84,174,197

Simon Property Group, Inc.	1,379,190	218,877,453

		374,780,174

Self Storage Facilities–2.04%
Extra Space Storage Inc.	125,251	4,272,312

Public Storage	64,305	9,360,236

Sovran Self Storage, Inc.	637,603	36,247,730

		49,880,278

Shopping Centers–7.46%
Acadia Realty Trust	1,160,327	28,892,143

DDR Corp.	3,747,836	57,042,064

Kimco Realty Corp.	1,670,835	33,951,367

Regency Centers Corp.	849,041	41,603,009

Retail Opportunity Investments Corp.	1,691,795	21,265,863

		182,754,446

Timber REIT’S–5.70%
Plum Creek Timber Co., Inc.	84,483	3,457,889

Rayonier Inc.	936,934	45,900,397

Weyerhaeuser Co.	3,628,803	90,393,483

		139,751,769

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,775,325,776)		2,384,119,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Real Estate Fund

	Principal
	Amount		Value

Mortgage Backed Securities–0.04%
Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.49%, 10/15/19 (Cost $869,035)(c)(d)		$1,000,000	$948,313

Non-U.S. Dollar Denominated Bonds & Notes–0.04%
Australia–0.04%
GPT RE Ltd. (Australia)–Sr. Unsec. Medium-Term Notes, 6.50%, 08/22/13 (Cost $788,775)(e)	AUD	1,000,000	1,052,845

	Shares
Money Market Funds–3.27%
Liquid Assets Portfolio–Institutional Class(f)		40,117,541	40,117,541

Premier Portfolio–Institutional Class(f)		40,117,542	40,117,542

Total Money Market Funds (Cost $80,235,083)			80,235,083

TOTAL INVESTMENTS–100.63% (Cost $1,857,218,669)			2,466,355,945

OTHER ASSETS LESS LIABILITIES–(0.63)%			(15,438,302)

NET ASSETS–100.00%			$2,450,917,643

Investment Abbreviations:

AUD	– Australian Dollar
Ctfs.	– Certificates
REIT	– Real Estate Investment Trust
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $20,575,648, which represented 0.84% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Foreign denominated security. Principal amount is denominated in currency indicated.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets
as of August 31, 2012

Apartments	19.5%

Regional Malls	15.3

Industrial/Office: Office	12.8

Healthcare	11.0

Shopping Centers	7.5

Lodging-Resorts	7.1

Industrial/Office: Industrial	6.7

Infrastructure	5.8

Timber	5.7

Diversified	2.6

Self Storage Facilities	2.0

Industrial/Office: Mixed	1.4

Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,776,983,586)	$2,386,120,862

Investments in affiliated money market funds, at value and cost	80,235,083

Total investments, at value (Cost $1,857,218,669)	2,466,355,945

Receivable for:
Investments sold	11,783,550

Fund shares sold	3,661,253

Dividends and interest	1,147,677

Investment for trustee deferred compensation and retirement plans	67,276

Other assets	67,998

Total assets	2,483,083,699

Liabilities:
Payable for:
Investments purchased	25,234,044

Fund shares reacquired	4,522,045

Accrued fees to affiliates	2,040,044

Accrued other operating expenses	102,763

Trustee deferred compensation and retirement plans	267,160

Total liabilities	32,166,056

Net assets applicable to shares outstanding	$2,450,917,643

Net assets consist of:
Shares of beneficial interest	$1,709,058,158

Undistributed net investment income	14,837,207

Undistributed net realized gain	117,885,144

Unrealized appreciation	609,137,134

$2,450,917,643

Net Assets:
Class A	$1,488,875,511

Class B	$22,546,867

Class C	$151,336,030

Class R	$154,512,569

Class Y	$146,711,198

Investor Class	$63,358,629

Institutional Class	$423,576,839

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	56,448,355

Class B	854,114

Class C	5,749,403

Class R	5,857,154

Class Y	5,562,114

Investor Class	2,406,342

Institutional Class	16,056,485

Class A:
Net asset value per share	$26.38

Maximum offering price per share
(Net asset value of $26.38 divided by 94.50%)	$27.92

Class B:
Net asset value and offering price per share	$26.40

Class C:
Net asset value and offering price per share	$26.32

Class R:
Net asset value and offering price per share	$26.38

Class Y:
Net asset value and offering price per share	$26.38

Investor Class:
Net asset value and offering price per share	$26.33

Institutional Class:
Net asset value and offering price per share	$26.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Dividends	$33,995,720

Dividends from affiliated money market funds	78,439

Interest	118,460

Total investment income	34,192,619

Expenses:
Advisory fees	8,558,093

Administrative services fees	253,695

Custodian fees	46,554

Distribution fees:

Class A	1,799,704

Class B	126,612

Class C	749,129

Class R	373,118

Investor Class	76,705

Transfer agent fees — A, B, C, R, Y and Investor	1,985,904

Transfer agent fees — Institutional	204,836

Trustees’ and officers’ fees and benefits	69,217

Other	180,554

Total expenses	14,424,121

Less: Fees waived and expense offset arrangement(s)	(36,728)

Net expenses	14,387,393

Net investment income	19,805,226

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	91,675,880

Foreign currencies	(511)

91,675,369

Change in net unrealized appreciation of:
Investment securities	113,512,894

Foreign currencies	29

113,512,923

Net realized and unrealized gain	205,188,292

Net increase in net assets resulting from operations	$224,993,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$19,805,226	$15,891,521

Net realized gain	91,675,369	147,905,819

Change in net unrealized appreciation (depreciation)	113,512,923	(79,349,457)

Net increase in net assets resulting from operations	224,993,518	84,447,883

Distributions to shareholders from net investment income:
Class A	(2,811,388)	(9,863,066)

Class B	—	(47,209)

Class C	—	(143,668)

Class R	(114,143)	(738,286)

Class Y	(369,723)	(869,097)

Investor Class	(120,107)	(468,947)

Institutional Class	(1,543,856)	(4,633,920)

Total distributions from net investment income	(4,959,217)	(16,764,193)

Share transactions–net:
Class A	(12,554,620)	215,480,865

Class B	(7,024,322)	(15,892,122)

Class C	(7,415,706)	14,018,151

Class R	(110,494)	(2,411,793)

Class Y	45,425,092	13,929,032

Investor Class	(1,134,924)	(5,720,154)

Institutional Class	3,780,346	(17,885,848)

Net increase in net assets resulting from share transactions	20,965,372	201,518,131

Net increase in net assets	240,999,673	269,201,821

Net assets:
Beginning of period	2,209,917,970	1,940,716,149

End of period (includes undistributed net investment income of $14,837,207 and $(8,802), respectively)	$2,450,917,643	$2,209,917,970

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

9        Invesco Real Estate Fund

shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10        Invesco Real Estate Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Real Estate Fund

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30%, 1.80%, 1.30%, 1.55% and 1.30%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $34,946.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the

12        Invesco Real Estate Fund

Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $75,169 in front-end sales commissions from the sale of Class A shares and $1,579, $10,558 and $2,615 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,445,571,751	$—	$18,783,036	$2,464,354,787

Corporate Debt Securities	—	1,052,845	—	1,052,845

Mortgage Backed Securities	—	948,313	—	948,313

	$2,445,571,751	$2,001,158	$18,783,036	$2,466,355,945

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,782.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Real Estate Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$16,647,034	$—	$16,647,034

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $684,993,448 and $674,592,924, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$578,821,655

Aggregate unrealized (depreciation) of investment securities	(4,782,254)

Net unrealized appreciation of investment securities	$574,039,401

Cost of investments for tax purposes is $1,892,316,544.

14        Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	7,973,698	$203,230,071	14,429,349	$328,434,671

Class B	41,134	1,049,452	59,777	1,366,961

Class C	499,578	12,720,396	704,805	16,005,066

Class R	825,946	21,010,539	1,884,847	42,833,084

Class Y	2,421,269	60,404,752	1,830,132	41,781,867

Investor Class	208,345	5,291,462	464,685	10,543,926

Institutional Class	3,936,242	99,915,238	5,925,741	134,136,752

Issued as reinvestment of dividends:
Class A	106,773	2,648,813	426,387	9,406,625

Class B	—	—	1,979	43,320

Class C	—	—	5,954	130,035

Class R	4,597	114,135	33,512	738,283

Class Y	13,479	334,620	31,793	701,681

Investor Class	4,535	112,304	20,476	450,567

Institutional Class	56,889	1,410,378	191,317	4,215,530

Automatic conversion of Class B shares to Class A shares:
Class A	213,557	5,441,548	458,244	10,432,712

Class B	(212,635)	(5,441,548)	(456,556)	(10,432,712)

Issued in connection with acquisitions:(b)
Class A	—	—	13,425,423	314,361,424

Class C	—	—	1,366,470	32,010,847

Class Y	—	—	763,129	17,866,750

Institutional Class	—	—	540	12,647

Reacquired:
Class A	(8,860,818)	(223,875,052)	(19,903,898)	(447,154,567)

Class B	(103,298)	(2,632,226)	(303,222)	(6,869,691)

Class C	(797,559)	(20,136,102)	(1,514,575)	(34,127,797)

Class R	(837,052)	(21,235,168)	(2,041,475)	(45,983,160)

Class Y	(600,269)	(15,314,280)	(2,092,323)	(46,421,266)

Investor Class	(259,617)	(6,538,690)	(742,374)	(16,714,647)

Institutional Class	(3,885,893)	(97,545,270)	(7,034,444)	(156,250,777)

Net increase in share activity	748,901	$20,965,372	7,935,693	$201,518,131

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Real Estate Securities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Target Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 15,555,562 shares of the Fund for 18,834,617 shares outstanding of the Target Fund as of the close of business on May 20, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 20, 2011. The Target Fund’s net assets at that date of $364,251,668 including $87,980,741 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,021,591,490 and $2,385,843,158 immediately after the acquisition. The pro forma results of operations for the year ended February 29, 2012 assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$16,481,207

Net realized/unrealized gains	79,439,100

Change in net assets resulting from operations	$95,920,307

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 23, 2011.

15        Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$23.97	$0.21	$2.25	$2.46	$(0.05)	$—	$(0.05)	$26.38	10.28%	$1,488,876	1.23	%(d)	1.23	%(d)	1.68	%(d)	29%
Year ended 02/29/12	23.03	0.17	0.95	1.12	(0.18)	—	(0.18)	23.97	4.93	1,366,743	1.30		1.30		0.74		64
Year ended 02/28/11	17.60	0.17	5.60	5.77	(0.34)	—	(0.34)	23.03	33.11	1,109,689	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.83	0.22	3.73	3.95	(0.18)	—	(0.18)	17.60	28.59	772,496	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.47	0.43	(8.55)	(8.12)	(0.43)	(0.09)	(0.52)	13.83	(35.99)	562,632	1.43		1.43		3.03		74
Year ended 07/31/08	29.49	0.43	(1.60)	(1.17)	(0.57)	(5.28)	(5.85)	22.47	(4.31)	794,200	1.30		1.30		1.68		47
Year ended 07/31/07	32.65	0.38	0.76	1.14	(0.50)	(3.80)	(4.30)	29.49	1.98	994,153	1.26		1.42		1.09		51

Class B
Six months ended 08/31/12	24.03	0.12	2.25	2.37	—	—	—	26.40	9.86	22,547	1.98	(d)	1.98	(d)	0.93	(d)	29
Year ended 02/29/12	23.11	0.00	0.95	0.95	(0.03)	—	(0.03)	24.03	4.10	27,132	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.66	0.03	5.62	5.65	(0.20)	—	(0.20)	23.11	32.17	42,219	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.89	0.15	3.74	3.89	(0.12)	—	(0.12)	17.66	28.02	44,355	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.58	0.34	(8.62)	(8.28)	(0.32)	(0.09)	(0.41)	13.89	(36.50)	39,289	2.18		2.18		2.28		74
Year ended 07/31/08	29.59	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.58	(5.00)	89,297	2.05		2.05		0.93		47
Year ended 07/31/07	32.75	0.12	0.75	0.87	(0.23)	(3.80)	(4.03)	29.59	1.19	160,917	2.01		2.17		0.34		51

Class C
Six months ended 08/31/12	23.97	0.12	2.23	2.35	—	—	—	26.32	9.80	151,336	1.98	(d)	1.98	(d)	0.93	(d)	29
Year ended 02/29/12	23.04	0.00	0.96	0.96	(0.03)	—	(0.03)	23.97	4.16	144,927	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.61	0.03	5.60	5.63	(0.20)	—	(0.20)	23.04	32.14	126,377	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.85	0.15	3.73	3.88	(0.12)	—	(0.12)	17.61	28.02	83,099	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.51	0.33	(8.58)	(8.25)	(0.32)	(0.09)	(0.41)	13.85	(36.48)	57,799	2.18		2.18		2.28		74
Year ended 07/31/08	29.52	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.51	(5.02)	99,078	2.05		2.05		0.93		47
Year ended 07/31/07	32.68	0.12	0.75	0.87	(0.23)	(3.80)	(4.03)	29.52	1.20	150,854	2.01		2.17		0.34		51

Class R
Six months ended 08/31/12	23.98	0.18	2.24	2.42	(0.02)	—	(0.02)	26.38	10.09	154,513	1.48	(d)	1.48	(d)	1.43	(d)	29
Year ended 02/29/12	23.04	0.11	0.95	1.06	(0.12)	—	(0.12)	23.98	4.65	140,593	1.55		1.55		0.49		64
Year ended 02/28/11	17.61	0.13	5.60	5.73	(0.30)	—	(0.30)	23.04	32.77	137,923	1.55		1.55		0.63		90
Seven months ended 02/28/10	13.84	0.20	3.73	3.93	(0.16)	—	(0.16)	17.61	28.42	76,564	1.57	(e)	1.58	(e)	2.08	(e)	32
Year ended 07/31/09	22.49	0.39	(8.56)	(8.17)	(0.39)	(0.09)	(0.48)	13.84	(36.16)	47,582	1.68		1.68		2.78		74
Year ended 07/31/08	29.50	0.36	(1.58)	(1.22)	(0.51)	(5.28)	(5.79)	22.49	(4.52)	48,460	1.55		1.55		1.43		47
Year ended 07/31/07	32.66	0.29	0.76	1.05	(0.41)	(3.80)	(4.21)	29.50	1.71	35,660	1.51		1.67		0.84		51

Class Y
Six months ended 08/31/12	23.97	0.25	2.24	2.49	(0.08)	—	(0.08)	26.38	10.41	146,711	0.98	(d)	0.98	(d)	1.93	(d)	29
Year ended 02/29/12	23.04	0.22	0.94	1.16	(0.23)	—	(0.23)	23.97	5.15	89,354	1.05		1.05		0.99		64
Year ended 02/28/11	17.60	0.23	5.60	5.83	(0.39)	—	(0.39)	23.04	33.49	73,598	1.07		1.05		1.13		90
Seven months ended 02/28/10	13.83	0.25	3.72	3.97	(0.20)	—	(0.20)	17.60	28.74	27,405	1.07	(e)	1.08	(e)	2.59	(e)	32
Year ended 07/31/09(f)	19.74	0.33	(5.83)	(5.50)	(0.32)	(0.09)	(0.41)	13.83	(27.39)	6,279	1.25	(e)	1.25	(e)	3.21	(e)	74

Investor Class
Six months ended 08/31/12	23.93	0.21	2.24	2.45	(0.05)	—	(0.05)	26.33	10.25	63,359	1.23	(d)	1.23	(d)	1.68	(d)	29
Year ended 02/29/12	23.01	0.17	0.93	1.10	(0.18)	—	(0.18)	23.93	4.84	58,702	1.30		1.30		0.74		64
Year ended 02/28/11	17.58	0.17	5.60	5.77	(0.34)	—	(0.34)	23.01	33.15	62,354	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.82	0.22	3.72	3.94	(0.18)	—	(0.18)	17.58	28.54	38,150	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.45	0.43	(8.54)	(8.11)	(0.43)	(0.09)	(0.52)	13.82	(35.98)	27,576	1.43		1.43		3.03		74
Year ended 07/31/08	29.46	0.43	(1.59)	(1.16)	(0.57)	(5.28)	(5.85)	22.45	(4.28)	33,708	1.30		1.30		1.68		47
Year ended 07/31/07	32.63	0.38	0.75	1.13	(0.50)	(3.80)	(4.30)	29.46	1.95	40,614	1.26		1.42		1.09		51

Institutional Class
Six months ended 08/31/12	23.98	0.26	2.24	2.50	(0.10)	—	(0.10)	26.38	10.45	423,577	0.87	(d)	0.87	(d)	2.04	(d)	29
Year ended 02/29/12	23.04	0.27	0.94	1.21	(0.27)	—	(0.27)	23.98	5.38	382,468	0.86		0.86		1.18		64
Year ended 02/28/11	17.61	0.26	5.60	5.86	(0.43)	—	(0.43)	23.04	33.67	388,557	0.89		0.89		1.29		90
Seven months ended 02/28/10	13.83	0.27	3.73	4.00	(0.22)	—	(0.22)	17.61	28.97	242,229	0.84	(e)	0.85	(e)	2.81	(e)	32
Year ended 07/31/09	22.47	0.49	(8.53)	(8.04)	(0.51)	(0.09)	(0.60)	13.83	(35.63)	108,139	0.90		0.90		3.56		74
Year ended 07/31/08	29.49	0.55	(1.59)	(1.04)	(0.70)	(5.28)	(5.98)	22.47	(3.84)	65,043	0.83		0.83		2.16		47
Year ended 07/31/07	32.66	0.53	0.75	1.28	(0.65)	(3.80)	(4.45)	29.49	2.41	66,979	0.80		0.96		1.55		51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2011, the portfolio turnover calculation excludes the value of securities purchased of $304,395,952 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,428,056, $25,116, $148,604, $148,030, $116,485, $60,864 and $406,437 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares.

16        Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,102.80	$6.52	$1,019.00	$6.26	1.23%

B	1,000.00	1,098.60	10.47	1,015.22	10.06	1.98

C	1,000.00	1,098.00	10.47	1,015.22	10.06	1.98

R	1,000.00	1,100.90	7.84	1,017.74	7.53	1.48

Y	1,000.00	1,104.10	5.20	1,020.27	4.99	0.98

Investor	1,000.00	1,102.50	6.52	1,019.00	6.26	1.23

Institutional	1,000.00	1,104.50	4.61	1,020.82	4.43	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five

18        Invesco Real Estate Fund

year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the total account level fee of a mutual fund sub-advised by Invesco Advisers.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. However, the Board did note that fees charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds. Nevertheless, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19        Invesco Real Estate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	REA-SAR-1	Invesco Distributors, Inc.

Invesco Short Term Bond Fund
Semiannual Report to Shareholders ■ August 31, 2012

Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ Institutional: ISTBX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.77%

Class C Shares	1.71

Class R Shares	1.59

Class Y Shares	1.84

Institutional Class Shares	1.84

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.97

Barclays 1-3 Year Government/Credit Index■ (Style-Specific Index)	0.66

Lipper Short Investment Grade Debt Funds Index■ (Peer Group Index)	1.78

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc. ■Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate bonds and US government bonds with maturities from one to three years.
     The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment-grade debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Short Term Bond Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable
sales charges

Class A Shares

10	Years	2.10%

5	Years	1.21

1	Year	0.85

Class C Shares

Inception (8/30/02)		2.12%

10	Years	2.12

5	Years	1.45

1	Year	3.06

Class R Shares

10	Years	2.15%

5	Years	1.43

1	Year	3.05

Class Y Shares

10	Years	2.31%

5	Years	1.83

1	Year	3.57

Institutional Class Shares

10	Years	2.58%

5	Years	1.95

1	Year	3.45

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception		2.01%

5	Years	1.03

1	Year	-0.59

Class C Shares

Inception (8/30/02)		2.04%

5	Years	1.27

1	Year	1.58

Class R Shares

Inception		2.08%

5	Years	1.30

1	Year	1.69

Class Y Shares

Inception		2.23%

5	Years	1.64

1	Year	2.08

Institutional Class Shares

Inception		2.51%

5	Years	1.82

1	Year	2.20

Class A shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.56%, 0.91%, 0.91%, 0.41%, and 0.41%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.71%, 1.21%, 1.06%, 0.56% and 0.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance of Class C shares would have been lower. Had the adviser not waived fees and/or reimbursed expenses in the past, performance of Class A, Class R and Class Y shares would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

Bonds and Notes–65.71%
Advertising–0.65%
Interpublic Group Cos Inc. (The), Sr. Unsec. Global Notes, 10.00%, 07/15/17	$3,000,000	$3,367,500

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 04/01/14	535,000	603,212

		3,970,712

Aerospace & Defense–1.75%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	2,835,000	2,978,605

General Dynamics Corp., Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,166,606

Honeywell International Inc., Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,152,615

Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,888,227

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,450,000	1,579,529

		10,765,582

Agricultural Products–1.15%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	3,000,000	3,172,326

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	240,000	240,318

Ingredion Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,677,522

		7,090,166

Airlines–1.22%
American Airlines Pass Through Trust–Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	156,581	158,929

Continental Airlines Pass Through Trust,
Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	25,554

Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	1,938,753	2,216,237

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,482,746	1,486,453

Delta Air Lines Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	41,064	46,942

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	408,985	448,861

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	32,582	35,453

Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	3,000,000	3,060,000

		7,478,429

Asset Management & Custody Banks–0.11%
Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	550,662

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.46%(c)(d)	95,000	95,238

		645,900

Automobile Manufacturers–1.93%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(b)	2,420,000	2,443,863

Ford Motor Credit Co LLC, Sr. Unsec. Global Notes, 3.88%, 01/15/15	500,000	522,738

Sr. Unsec. Notes,
3.00%, 06/12/17	2,000,000	2,007,747

3.98%, 06/15/16(b)	2,700,000	2,791,800

Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes, 3.25%, 01/30/13(b)	45,000	45,314

Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	4,071,142

		11,882,604

Automotive Retail–1.18%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	3,725,000	4,278,101

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,395,000	1,497,095

Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,509,237

		7,284,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Biotechnology–1.19%
Celgene Corp., Sr. Unsec. Global Notes, 1.90%, 08/15/17	$950,000	$960,108

Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,245,100

Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	3,000,000	3,107,736

		7,312,944

Brewers–0.77%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
2.88%, 02/15/16	1,300,000	1,387,663

3.00%, 10/15/12	1,922,000	1,927,593

4.13%, 01/15/15	1,000,000	1,083,356

5.38%, 11/15/14	290,000	320,184

		4,718,796

Broadcasting–0.97%
COX Communications Inc., Sr. Unsec. Global Notes,
5.45%, 12/15/14	1,765,000	1,945,431

Sr. Unsec. Notes,
4.63%, 06/01/13	345,000	355,574

8.38%, 03/01/39(b)	60,000	90,822

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	296,057

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,255,000

		5,942,884

Cable & Satellite–1.74%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	695,000	716,664

NBC Universal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	4,300,000	4,394,988

5.95%, 04/01/41	75,000	93,625

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	552,714

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	4,478,000	4,938,923

		10,696,914

Casinos & Gaming–0.09%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	524,375

Computer & Electronics Retail–0.15%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.00%, 07/15/13	920,000	945,875

Computer Hardware–0.23%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,439,881

Computer Storage & Peripherals–0.02%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	82,000	91,071

Construction & Engineering–0.65%
URS Corp., Sr. Unsec. Notes, 3.85%, 04/01/17(b)	4,000,000	4,026,703

Construction & Farm Machinery & Heavy Trucks–0.97%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,760,000	1,818,122

John Deere Capital Corp., Sr. Unsec. Medium-Term Notes,
1.25%, 12/02/14	1,000,000	1,017,433

1.40%, 03/15/17	3,075,000	3,149,596

		5,985,151

Construction Materials–0.27%
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,657,677

Consumer Finance–1.32%
Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	258,125

American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	499,491

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,740,827

Capital One Financial Corp., Sr. Unsec. Global Notes,
2.13%, 07/15/14	2,000,000	2,040,260

2.15%, 03/23/15	1,750,000	1,798,987

SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	809,332

		8,147,022

Department Stores–0.00%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	27,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Diversified Banks–7.82%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	$470,000	$472,103

Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(b)	625,000	630,214

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,761,524

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,540,000	1,547,783

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,158,735

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	650,722

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
2.50%, 01/23/13	2,000,000	2,013,752

5.20%, 07/10/14	985,000	1,044,750

Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,216,576

BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	2,300,000	2,280,486

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,588,379

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,515,293

HSBC USA Inc. (United Kingdom), Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,190,333

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	762,916

ING Bank N.V. (Netherlands), Sr. Unsec. Notes,
2.00%, 10/18/13(b)	500,000	500,407

2.65%, 01/14/13(b)	1,500,000	1,503,530

3.00%, 09/01/15(b)	1,015,000	1,029,788

National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	574,853

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	610,046

Series 1, 2.50%, 11/13/12(b)	555,000	557,075

Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,174,856

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,625,000	1,725,393

Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	4,000,000	4,165,744

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	2,961,617

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	278,018

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes,
3.20%, 05/12/16(b)	3,200,000	3,310,207

3.85%, 04/27/15(b)	850,000	884,787

U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	297,545

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	2,025,000	2,155,149

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	200,000	206,419

6.55%, 10/13/20(b)	155,000	161,932

Wells Fargo & Co., Sr. Unsec. Global Medium-Term Notes, 1.25%, 02/13/15	1,000,000	1,009,841

Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,284,876

Series 1, Sr. Unsec. Global Medium-Term Notes, 3.75%, 10/01/14	250,000	264,718

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,599,701

		48,090,068

Diversified Capital Markets–0.20%
Credit Suisse New York (Switzerland), Sr. Unsec. Global Medium-Term Notes, 5.50%, 05/01/14	330,000	352,330

UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	596,102

Sr. Unsec. Medium-Term Global Bank Notes, 2.25%, 08/12/13	250,000	253,047

		1,201,479

Diversified Chemicals–0.14%
Dow Chemical Co. (The), Sr. Unsec. Global Notes,
4.13%, 11/15/21	250,000	274,350

5.90%, 02/15/15	545,000	609,194

		883,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining–0.85%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	$550,000	$617,280

BHP Billiton Finance U.S.A. Ltd. (Australia), Sr. Unsec. Gtd. Yankee Deb., 8.50%, 12/01/12	345,000	351,579

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	700,000	699,069

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,530,907

		5,198,835

Diversified REIT’s–0.43%
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Bonds, 3.50%, 07/21/15(b)	2,400,000	2,520,736

Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	120,000	137,800

		2,658,536

Electric Utilities–3.81%
Appalachian Power Co, Sr. Unsec. Floating Rate Notes, 0.81%, 08/16/13(c)	4,000,000	4,004,980

DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13(b)	2,355,000	2,566,527

9.75%, 03/15/19(b)	1,000,000	1,288,740

Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	576,101

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(b)	1,365,000	1,389,186

5.70%, 01/15/13(b)	2,000,000	2,028,821

Entergy Arkansas Inc., Sec. First Mortgage Bonds, 5.40%, 08/01/13	3,350,000	3,495,324

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	2,685,000	2,759,315

Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,557,057

Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,980,000	3,289,379

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	480,317

		23,435,747

Environmental & Facilities Services–0.41%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,355,000	2,504,905

Food Retail–0.34%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	506,000	532,703

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,552,115

		2,084,818

Gold–0.99%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	935,000	987,438

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,096,898

		6,084,336

Health Care Facilities–0.00%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,575

Health Care Services–0.79%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	400,000	437,679

Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	885,000	943,884

3.50%, 11/15/16(b)	450,000	485,667

2.65%, 02/15/17(b)	1,500,000	1,561,289

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,380,000	1,444,475

		4,872,994

Homebuilding–0.86%
DR Horton Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/14	5,000,000	5,312,500

Hotels, Resorts & Cruise Lines–0.36%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	266,250

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	278,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.95%, 03/01/17	$1,000,000	$1,010,928

5.63%, 03/01/21	130,000	143,674

7.38%, 03/01/20	410,000	492,627

		2,192,167

Independent Power Producers & Energy Traders–0.71%
AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	4,000,000	4,360,000

Industrial Conglomerates–1.37%
General Electric Capital Corp., Sr. Unsec. Global Notes, 4.80%, 05/01/13	2,000,000	2,058,526

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,217,000	2,407,151

5.75%, 09/11/19(b)	100,000	116,404

Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	3,060,000	3,186,225

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	684,221

		8,452,527

Integrated Oil & Gas–0.98%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	417,000	441,324

Lukoil International Finance B.V. (Russia), Sr. Unsec. Loan Participation Notes, 6.13%, 11/09/20(b)	210,000	235,437

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,676,001

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,297,718

Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	363,885

		6,014,365

Integrated Telecommunication Services–2.12%
AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	3,160,000	3,261,715

2.50%, 08/15/15	1,070,000	1,128,193

Bristish Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 2.00%, 06/22/15	3,000,000	3,082,629

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes,
5.55%, 02/01/14	2,340,000	2,496,116

7.38%, 11/15/13	1,000,000	1,079,160

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	599,306

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	194,932

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	134,430

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	715,000	809,210

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	237,000	242,771

		13,028,462

Internet Software & Services–0.49%
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,021,383

Investment Banking & Brokerage–3.20%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.13%, 01/15/15	35,000	37,523

5.25%, 10/15/13	2,050,000	2,141,418

5.75%, 01/24/22	3,370,000	3,730,846

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,555,858

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 3.45%, 07/27/15(b)	4,000,000	4,066,336

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	500,000	500,803

7.30%, 08/01/14(b)	350,000	369,633

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,880,000	1,919,629

Sr. Unsec. Notes,
2.88%, 01/24/14	2,490,000	2,511,517

3.45%, 11/02/15	2,210,000	2,224,909

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	89,614

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 2.95%, 12/01/12	530,000	532,711

		19,680,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Life & Health Insurance–1.50%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	$400,000	$400,313

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	367,212

New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,048,901

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,656,620

Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	3,000,000	3,067,596

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	209,903

Series D, Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	2,000,000	2,014,958

3.63%, 09/17/12	485,000	485,449

		9,250,952

Life Sciences Tools & Services–0.35%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	220,194

Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,924,480

		2,144,674

Managed Health Care–0.63%
Cigna Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	980,000	1,091,066

5.88%, 03/15/41	65,000	78,200

UnitedHealth Group Inc., Sr. Unsec. Notes, 5.95%, 02/15/41	125,000	162,019

UnitedHealth Group, Inc., Sr. Unsec. Global Notes, 1.88%, 11/15/16	1,600,000	1,654,708

Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	897,184

		3,883,177

Movies & Entertainment–0.10%
Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	590,312

Multi-Line Insurance–0.34%
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,992,509

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	100,000	104,297

		2,096,806

Multi-Utilities–0.60%
Dominion Resources, Inc., Sr. Unsec. Notes,
2.25%, 09/01/15	3,000,000	3,124,224

5.70%, 09/17/12	540,000	540,675

		3,664,899

Office Electronics–0.20%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	1,140,000	1,211,705

Office REIT’s–0.44%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,674,843

Office Services & Supplies–0.59%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	3,335,000	3,607,064

Oil & Gas Drilling–0.68%
Transocean Inc., Sr. Unsec. Gtd. Global Notes,
4.95%, 11/15/15	3,430,000	3,741,657

6.00%, 03/15/18	400,000	463,981

		4,205,638

Oil & Gas Exploration & Production–2.35%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	1,620,000	1,774,400

Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,675,548

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	116,249

EOG Resources, Inc., Sr. Unsec. Notes,
2.95%, 06/01/15	2,000,000	2,116,806

4.10%, 02/01/21	1,155,000	1,324,807

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,591,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	$5,172,000	$5,407,973

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	470,402

		14,477,662

Oil & Gas Refining & Marketing–0.50%
Phillips 66, Sr. Unsec. Gtd. Notes, 2.95%, 05/01/17(b)	2,920,000	3,076,757

Oil & Gas Storage & Transportation–0.74%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	135,000	167,634

Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	400,000	448,696

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	445,000	469,986

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	2,750,000	2,976,188

5.90%, 09/15/13	475,000	498,161

		4,560,665

Other Diversified Financial Services–4.93%
Bank of America Corp., Sr. Unsec. Global Notes,
3.70%, 09/01/15	3,070,000	3,224,741

6.50%, 08/01/16	165,000	189,067

Bank One Corp., Unsec. Sub. Global Notes, 5.25%, 01/30/13	595,000	606,032

Citigroup, Inc., Sr. Unsec. Floating Rate Notes, 2.44%, 08/13/13(c)	2,000,000	2,017,269

Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,214,141

Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,224,382

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes,
2.25%, 01/10/14(b)	2,000,000	2,021,606

2.75%, 07/01/13(b)	420,000	425,441

5.80%, 10/15/12(b)	2,526,000	2,540,706

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,855,844

Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,008,600

JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 1.08%, 02/26/13(c)	1,960,000	1,965,227

Sr. Unsec. Global Notes,
3.45%, 03/01/16	605,000	646,595

4.75%, 05/01/13	640,000	657,750

Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,569,808

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,820,000	1,853,320

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,335,921

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-12/01/06; Cost $519,125)(b)(d)(e)	520,000	—

		30,356,450

Packaged Foods & Meats–0.15%
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	951,481

Paper Packaging–0.25%
Packing Corp. of America, Sr. Unsec. Global Notes, 3.90%, 06/15/22	1,500,000	1,555,683

Pharmaceuticals–0.72%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,189,173

Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,705,787

Teva Pharmaceutical Finance IV LLC (Israel), Sr. Unsec. Gtd. Global Notes, 1.70%, 11/10/14	1,500,000	1,536,468

		4,431,428

Publishing–0.04%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	255,937

Railroads–0.51%
CSX Corp., Sr. Unsec. Notes,
3.70%, 10/30/20	2,000,000	2,149,564

4.25%, 06/01/21	765,000	856,338

5.50%, 04/15/41	105,000	127,158

		3,133,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Regional Banks–1.77%
CIT Group Inc., Sr. Unsec. Notes, 5.25%, 04/01/14(b)	$3,500,000	$3,655,313

Fifth Third Bancorp, Unsec. Sub Notes, 4.50%, 06/01/18	1,360,000	1,474,173

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	865,707

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	405,128

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(d)	200,000	204,500

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,270,000

		10,874,821

Retail REIT’s–0.35%
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,172,745

Soft Drinks–0.62%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	2,210,000	2,301,195

Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,509,640

		3,810,835

Specialized Finance–1.47%
International Lease Finance Corp., Sr. Unsec. Global Notes,
4.88%, 04/01/15	1,000,000	1,036,250

5.75%, 05/15/16	2,300,000	2,401,200

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,510,000	1,688,599

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds,
2.63%, 09/16/12	2,000,000	2,001,302

3.05%, 03/01/16	1,795,000	1,921,275

		9,048,626

Specialized REIT’s–1.19%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,216,212

Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	192,459

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	559,906

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,575,869

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,785,315

		7,329,761

Steel–0.62%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
4.00%, 08/05/15	1,615,000	1,601,975

4.00%, 03/01/16	1,000,000	980,352

6.13%, 06/01/18	750,000	764,349

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 04/01/17(b)	500,000	481,380

		3,828,056

Systems Software–0.61%
Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,558,182

Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,194,335

		3,752,517

Tobacco–0.14%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	877,425

Trading Companies & Distributors–0.09%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	531,627

Trucking–0.33%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.93%, 05/15/14	1,000,000	996,250

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,035,379

		2,031,629

Wireless Telecommunication Services–0.67%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	905,936

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes,
4.52%, 01/15/15(b)	1,140,000	1,209,825

3.21%, 08/15/15(b)	1,165,000	1,202,862

4.88%, 08/15/20(b)	245,000	270,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.00%, 12/16/13	$530,000	$559,043

		4,147,779

Total U.S. Dollar Denominated Bonds and Notes (Cost $392,676,667)		404,252,471

Asset-Backed Securities–8.88%
Alley Auto Receivables Trust, Series 2010-1, Class A3, Pass Through Ctfs., 1.45%, 05/15/14	142,564	142,941

Ally Master Owner Trust, Series 2010-1, Class A, Floating Rate Pass Through Ctfs., 1.99%, 01/15/15(b)(c)	150,000	150,884

AmeriCredit Automobile Receivables Trust, Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,186,708

ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.69%, 08/15/18(b)(c)	42,782	42,807

BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.54%, 09/15/15(c)	1,110,000	1,111,818

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	274,161	276,998

Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.36%, 09/10/47(c)	1,015,687	1,014,784

Series 2005-6, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(c)	4,200,000	4,727,016

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.12%, 05/25/34(c)	340,019	336,076

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(c)	486,089	496,717

Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 01/12/41(c)	335,000	352,639

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	4,200,000	4,597,776

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	243,031	255,185

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	3,000,000	3,410,818

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	579,760

Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,583,156

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,355,000	1,362,974

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.51%, 08/25/34(c)	1,390,955	1,428,520

CNH Equipment Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.54%, 07/15/14	8,633	8,637

Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.74%, 07/16/34(b)(c)	23,881	23,886

Countrywide Asset-Backed Ctfs.,
Series 2004-5, Class 4A3, Floating Rate Pass Through Ctfs., 0.56%, 10/25/34(c)	161,914	159,483

Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	89,376	89,109

Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(c)	625,751	595,544

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $1,212,961)(b)	1,177,632	1,244,656

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.89%, 09/15/15(c)	1,700,000	1,705,047

Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	620,651

GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,304,748

Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	506,818

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	136,026

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.09%, 03/06/20(b)(c)	225,000	224,128

Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,000,000	1,074,350

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	366,358

Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	24,409	24,411

Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,056,970	1,063,967

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	180,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Short Term Bond Fund

	Principal
	Amount	Value

MMAF Equipment Finance LLC, Series 2009-AA, Class A3, Pass Through Ctfs., 2.37%, 11/15/13(b)	$120,864	$121,165

MMCA Automobile Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.39%, 01/15/14(b)	141,146	141,268

Morgan Stanley Capital I, Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	168,379	168,576

Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	32,226	32,508

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	305,000	341,175

Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, Floating Rate Pass Through Ctfs., 1.39%, 01/15/15(b)(c)	275,000	276,085

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	500,000	530,107

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,769,157

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(c)	2,195,076	2,271,751

Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(c)	2,846,455	3,014,699

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.30%, 08/15/39(c)	60,319	60,378

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	34,062	35,262

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	54,624	57,268

Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.49%, 07/15/41(c)	2,505,000	2,676,843

Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,386,146

Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(c)	17,958	20,049

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.49%, 12/15/44(c)	41,274	41,257

WaMu Mortgage Pass Through Ctfs.,
Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(c)	1,111,845	1,140,275

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	387,543	395,916

Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 09/25/34(c)	500,497	514,808

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(c)	1,238,003	1,256,656

Total Asset-Backed Securities (Cost $52,998,229)		54,636,938

U.S. Government Sponsored Mortgage-Backed Securities–4.27%
Collateralized Mortgage Obligations–1.37%
Fannie Mae REMICS, 0.74%, 01/25/28(c)	22,491	22,496

4.00%, 08/25/18	3,788	3,787

1.01%, 06/25/37(c)	2,020,245	2,048,933

Fannie Mae Whole Loan,
0.69%, 02/25/47(c)	229,901	231,316

FDIC Structured Sale Gtd. Notes, 0.78%, 02/25/48 (Acquired 03/05/10; Cost $1,792,179)(b)(c)	1,792,179	1,796,959

Fontainebleau Miami Beach Trust, 3.88%, 05/05/27(b)	3,000,000	3,165,422

Freddie Mac REMICS, 7.50%, 09/15/29	410,261	485,863

1.19%, 01/15/32(c)	106,189	108,638

1.24%, 12/15/31(c)	181,275	184,940

5.00%, 01/15/13	270,178	270,845

Ginnie Mae REMICS, 0.64%, 09/16/19(c)	104,545	105,117

		8,424,316

Federal Home Loan Mortgage Corp. (FHLMC)–0.56%
Pass Through Ctfs., ARM, 2.39%, 07/01/36(c)	171,171	183,778

3.14%, 02/01/37(c)	71,853	77,122

5.38%, 01/01/38(c)	101,450	109,029

Pass Through Ctfs., 8.00%, 11/20/12	134	134

9.00%, 05/01/15	61,914	65,982

7.50%, 06/01/16 to 07/01/24	177,191	183,388

7.00%, 12/01/16 to 10/01/34	1,013,185	1,175,408

6.00%, 02/01/17 to 03/01/23	696,852	758,316

8.50%, 02/01/19 to 08/17/26	599,247	717,224

6.50%, 01/01/33 to 12/01/35	157,936	179,416

		3,449,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–1.72%
Pass Through Ctfs., ARM, 2.00%, 09/01/19(c)	$44,263	$44,908

2.34%, 11/01/32(c)	86,802	92,188

2.32%, 05/01/35(c)	377,278	402,125

3.04%, 03/01/38(c)	69,400	74,164

7.50%, 02/01/15 to 02/01/31	718,965	855,103

7.00%, 04/01/15 to 08/01/36	4,960,071	5,644,546

8.50%, 09/01/15 to 07/01/30	416,249	519,730

6.50%, 11/01/16 to 10/01/35	1,590,743	1,804,826

8.00%, 12/01/17 to 08/01/32	849,250	959,436

9.00%, 02/01/21 to 01/01/30	151,428	188,221

10.00%, 05/01/26	4,294	4,316

		10,589,563

Government National Mortgage Association (GNMA)–0.62%
Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	1,931,093	2,264,168

7.00%, 05/15/17 to 06/15/32	753,439	854,942

9.50%, 09/15/17	383	385

6.00%, 06/15/18	255,708	280,968

7.75%, 11/15/19 to 02/15/21	175,198	189,157

7.50%, 12/20/25 to 07/15/32	113,081	126,498

8.50%, 07/20/27	88,171	109,848

		3,825,966

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $23,889,378)		26,289,642

U.S. Treasury Securities–3.58%
U.S. Treasury Bills–0.08%
0.10%, 11/15/12(f)(g)	500,000	499,925

U.S. Treasury Notes–3.50%
1.38%, 09/15/12	5,000,000	5,001,563

2.38%, 10/31/14	1,500,000	1,568,906

2.13%, 11/30/14	500,000	520,938

1.75%, 05/31/16	820,000	861,000

1.00%, 09/30/16	7,000,000	7,156,406

3.25%, 12/31/16	2,100,000	2,348,063

0.88%, 04/30/17	1,575,000	1,599,117

3.13%, 05/15/21	615,000	706,481

1.75%, 05/15/22	1,700,000	1,734,531

		21,497,005

Total U.S. Treasury Securities (Cost $21,323,689)		21,996,930

U.S. Government Sponsored Agency Securities–1.38%
Federal Home Loan Mortgage Corp. (FHLMC)–0.82%
Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,044,408

Federal National Mortgage Association (FNMA)–0.56%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,438,987

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,483,395

	Shares
Preferred Stocks–0.48%
Regional Banks–0.34%
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	75,000	2,076,750

Reinsurance–0.14%
Reinsurance Group of America, Inc., Jr. Unsec. Sub. 6.20% Variable Rate Pfd.(c)	33,000	885,390

Total Preferred Stocks (Cost $2,700,000)		2,962,140

	Principal
	Amount
Medium-Term Notes–0.09%
General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes, 5.45%, 01/15/13 (Cost $548,821)	$545,000	555,095

Municipal Obligations–0.03%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44 (Cost $110,000)	110,000	143,902

	Shares
Money Market Funds–14.58%
Liquid Assets Portfolio–Institutional Class(h)	44,856,684	44,856,684

Premier Portfolio–Institutional Class(h)	44,856,683	44,856,683

Total Money Market Funds (Cost $89,713,367)		89,713,367

TOTAL INVESTMENTS–99.00% (Cost $592,205,951)		609,033,880

OTHER ASSETS LESS LIABILITIES–1.00%		6,159,598

NET ASSETS–100.00%		$615,193,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $106,276,477, which represented 17.28% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2012 represented less than 1% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of August 31, 2012

Bonds and Notes	65.7%

Asset-Backed Securities	8.9

U.S. Government Sponsored Mortgage-Backed Securities	4.2

U.S. Treasury Securities	3.6

U.S. Government Sponsored Agency Securities	1.4

Preferred Stocks	0.5

Medium-Term Notes	0.1

Municipal Obligations	0.0

Money Market Funds Plus Other Assets Less Liabilities	15.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $502,492,584)	$519,320,513

Investments in affiliated money market funds, at value and cost	89,713,367

Total investments, at value (Cost $592,205,951)	609,033,880

Foreign currencies, at value (Cost $482)	523

Receivable for:
Fund shares sold	6,430,048

Dividends and interest	4,706,888

Fund expenses absorbed	66,050

Principal paydowns	13,312

Premiums paid on swap agreements	712,560

Investment for trustee deferred compensation and retirement plans	49,294

Other assets	78,109

Total assets	621,090,664

Liabilities:
Payable for:
Investments purchased	2,090,640

Fund shares reacquired	2,538,790

Amount due custodian	43,198

Dividends	239,385

Variation margin	120,649

Accrued fees to affiliates	361,268

Accrued other operating expenses	53,271

Trustee deferred compensation and retirement plans	100,424

Unrealized depreciation on swap agreements	349,561

Total liabilities	5,897,186

Net assets applicable to shares outstanding	$615,193,478

Net assets consist of:
Shares of beneficial interest	$662,464,004

Undistributed net investment income	(6,246)

Undistributed net realized gain (loss)	(63,555,818)

Unrealized appreciation	16,291,538

$615,193,478

Net Assets:
Class A	$215,328,444

Class C	$363,567,122

Class R	$3,169,013

Class Y	$25,861,438

Institutional Class	$7,267,461

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	24,640,630

Class C	41,620,113

Class R	362,168

Class Y	2,958,764

Institutional Class	831,221

Class A:
Net asset value per share	$8.74

Maximum offering price per share
(Net asset value of $8.74 divided by 97.50%)	$8.96

Class C:
Net asset value and offering price per share	$8.74

Class R:
Net asset value and offering price per share	$8.75

Class Y:
Net asset value and offering price per share	$8.74

Institutional Class:
Net asset value and offering price per share	$8.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$7,694,232

Dividends	59,278

Dividends from affiliated money market funds	45,452

Total investment income	7,798,962

Expenses:
Advisory fees	997,969

Administrative services fees	82,933

Custodian fees	11,688

Distribution fees:
Class A	151,916

Class C	1,098,670

Class R	7,659

Transfer agent fees — A, C, R and Y	311,587

Transfer agent fees — Institutional	549

Trustees’ and officers’ fees and benefits	25,203

Other	131,466

Total expenses	2,819,640

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(678,675)

Net expenses	2,140,965

Net investment income	5,657,997

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,262,490

Futures contracts	(1,227,017)

Swap agreements	(111,319)

(75,846)

Change in net unrealized appreciation (depreciation) of:
Investment securities	4,706,177

Foreign currencies	(19)

Futures contracts	(360,291)

Swap agreements	(349,561)

3,996,306

Net realized and unrealized gain	3,920,460

Net increase in net assets resulting from operations	$9,578,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$5,657,997	$11,085,933

Net realized gain (loss)	(75,846)	(5,666,492)

Change in net unrealized appreciation	3,996,306	2,484,304

Net increase in net assets resulting from operations	9,578,457	7,903,745

Distributions to shareholders from net investment income:
Class A	(2,130,604)	(4,077,040)

Class C	(2,969,397)	(5,775,264)

Class R	(27,025)	(58,439)

Class Y	(277,379)	(535,966)

Institutional Class	(81,762)	(251,917)

Total distributions from net investment income	(5,486,167)	(10,698,626)

Share transactions–net:
Class A	18,724,126	83,103,274

Class C	41,783,579	74,007,941

Class R	173,291	407,296

Class Y	4,025,127	8,865,869

Institutional Class	318,745	(10,575,221)

Net increase in net assets resulting from share transactions	65,024,868	155,809,159

Net increase in net assets	69,117,158	153,014,278

Net assets:
Beginning of period	546,076,320	393,062,042

End of period (includes undistributed net investment income of $(6,246) and $(178,076), respectively)	$615,193,478	$546,076,320

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

19        Invesco Short Term Bond Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

20        Invesco Short Term Bond Fund

D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due

21        Invesco Short Term Bond Fund

to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.350%

Next $500 million	0.325%

Next $1.5 billion	0.300%

Next $2.5 billion	0.290%

Over $5 billion	0.280%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.56%, 0.91% (after 12b-1 fee waivers), 0.91%, 0.41% and 0.41%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees $112,590 and reimbursed class level expenses of $110,926, $185,040, $1,678, $13,482 and $549 of Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations

22        Invesco Short Term Bond Fund

approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IDI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2013. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2012, 12b-1 fees incurred for Class C shares were $844,721 after fee waivers of $253,949.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $42,402 in front-end sales commissions from the sale of Class A shares and $4,548 and $9,303 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$92,675,507	$—	$—	$92,675,507

Corporate Debt Securities	—	404,807,566	0	404,807,566

U.S. Treasury Securities	—	21,996,930	—	21,996,930

Asset-Backed Securities	—	54,636,938	—	54,636,938

U.S. Government Sponsored Securities	—	34,773,037	—	34,773,037

Municipal Obligations	—	143,902	—	143,902

	92,675,507	516,358,373	0	609,033,880

Futures*	(186,870)	—	—	(186,870)

Swap Agreements*	—	(349,561)	—	(349,561)

Total Investments	$92,488,637	$516,008,812	$0	$608,497,449

*	Unrealized appreciation (depreciation).

23        Invesco Short Term Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements(a)	$—	$(349,561)

Interest rate risk
Futures Contracts(a)	15,959	(202,829)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$(111,319)

Interest rate risk	(1,227,017)	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$(349,561)

Interest rate risk	(360,291)	—

Total	$(1,587,308)	$(460,880)

*	The average notional value outstanding of futures and swap agreements during the period was $77,027,139 and $16,000,000, respectively.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury 2 Year Notes	94	December-2012	$20,734,344	$15,959

Short Contracts
U.S. Treasury 5 Year Notes	213	December-2012	$(26,553,446)	$(80,322)

U.S. Treasury 10 Year Notes	111	December-2012	(14,842,781)	(122,507)

Subtotal				$(202,829)

Total				$(186,870)

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		Buy/Sell	Pay/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

Deutsche Bank	JP Morgan & Co	Buy	1.00%	06/20/17	1.14%	$6,000	$160,552	$(121,109)

Bank of America	Citigroup, Inc.	Buy	1.00	06/20/17	2.16	6,000	447,280	(135,041)

Morgan Stanley	CDX North America Investment Grade 18	Buy	1.00	06/20/17	1.02	12,000	104,728	(93,411)

Total credit default swap agreements							$712,560	$(349,561)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

24        Invesco Short Term Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $461.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2013	$1,424,485	$—	$1,424,485

February 28, 2014	3,846,547	—	3,846,547

February 28, 2015	1,556,368	—	1,556,368

February 29, 2016	16,170,361	—	16,170,361

February 28, 2017	10,084,651	—	10,084,651

February 28, 2018	24,733,191	—	24,733,191

February 28, 2019	38,154	—	38,154

Not subject to expiration	1,741,393	2,764,434	4,505,827

	$59,595,150	$2,764,434	$62,359,584

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

25        Invesco Short Term Bond Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $156,856,770 and $112,739,462, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,893,100

Aggregate unrealized (depreciation) of investment securities	(944,852)

Net unrealized appreciation of investment securities	$15,948,248

Cost of investments for tax purposes is $593,085,632.

26        Invesco Short Term Bond Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 28, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	8,003,743	$69,560,759	12,627,858	$109,397,957

Class C	16,914,743	146,963,508	29,451,828	255,095,195

Class R	54,548	474,902	232,787	2,024,523

Class Y	2,029,877	17,641,676	3,582,950	31,045,184

Institutional Class	113,414	986,364	433,712	3,761,490

Issued as reinvestment of dividends:
Class A	206,925	1,799,568	392,370	3,391,170

Class C	278,245	2,419,665	550,068	4,757,029

Class R	3,062	26,668	6,618	57,320

Class Y	19,564	170,217	38,171	329,726

Institutional Class	7,626	66,389	27,597	239,491

Issued in connection with acquisitions:(b)
Class A	—	—	8,877,880	77,490,237

Class C	—	—	3,203,330	27,968,520

Class R	—	—	62,933	549,958

Class Y	—	—	466,936	4,075,997

Institutional Class	—	—	9,522	83,246

Reacquired:
Class A	(6,056,280)	(52,636,201)	(12,387,708)	(107,176,090)

Class C	(12,387,290)	(107,599,594)	(24,729,033)	(213,812,803)

Class R	(37,743)	(328,279)	(256,569)	(2,224,505)

Class Y	(1,587,629)	(13,786,766)	(3,076,304)	(26,585,038)

Institutional Class	(84,682)	(734,008)	(1,679,866)	(14,659,448)

Net increase in share activity	7,478,123	$65,024,868	17,835,080	$155,809,159

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on February 28, 2011 and by the shareholders of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 12,620,601 shares of the Fund for 4,832,072 shares outstanding of Invesco Libor Alpha Fund and 7,442,993 shares outstanding of Invesco Van Kampen Limited Duration Fund as of the close of business on June 6, 2011. Each class of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund to the net asset value of the Fund on the close of business, June 6, 2011. Invesco Libor Alpha Fund’s and Invesco Van Kampen Limited Duration Fund’s net assets at that date of $43,104,318 and $67,063,640, respectively, including $1,196,385 and $1,014,146, respectively of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $411,559,860. The net assets of the Fund immediately following the acquisition were $521,727,818.

The pro forma results of operations for the year ended February 29, 2012, assuming the reorganization has been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$11,970,544

Net realized/unrealized gains (losses)	(3,187,829)

Change in net assets resulting from operations	$8,782,715

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since June 6, 2011.

27        Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$8.68	$0.09	$0.06	$0.15	$(0.09)	$8.74	1.77%	$215,328	0.55	%(d)	0.70	%(d)	2.16	%(d)	31%
Year ended 02/29/12	8.72	0.21	(0.05)	0.16	(0.20)	8.68	1.85	195,146	0.56		0.72		2.39		40
Year ended 02/28/11	8.68	0.21	0.04	0.25	(0.21)	8.72	2.87	113,103	0.65		0.80		2.41		48
Seven months ended 02/28/10	8.55	0.17	0.13	0.30	(0.17)	8.68	3.52	80,252	0.65	(e)	0.87	(e)	3.35	(e)	48
Year ended 07/31/09	9.48	0.48	(0.90)	(0.42)	(0.51)	8.55	(4.37)	43,695	0.77		0.98		5.60		123
Year ended 07/31/08	9.75	0.56	(0.26)	0.30	(0.57)	9.48	3.18	45,674	0.86		0.94		5.87		73

Class C
Six months ended 08/31/12	8.68	0.08	0.06	0.14	(0.08)	8.74	1.59	363,567	0.90	(d)	1.20	(d)	1.81	(d)	31
Year ended 02/29/12	8.71	0.18	(0.04)	0.14	(0.17)	8.68	1.65	319,379	0.90		1.28		2.05		40
Year ended 02/28/11	8.68	0.19	0.02	0.21	(0.18)	8.71	2.49	246,940	0.90		1.55		2.16		48
Seven months ended 02/28/10	8.54	0.16	0.14	0.30	(0.16)	8.68	3.50	103,785	0.90	(e)	1.62	(e)	3.10	(e)	48
Year ended 07/31/09	9.48	0.46	(0.91)	(0.45)	(0.49)	8.54	(4.72)	66,863	1.02		1.73		5.35		123
Year ended 07/31/08	9.75	0.54	(0.26)	0.28	(0.55)	9.48	2.93	75,404	1.11		1.69		5.62		73

Class R
Six months ended 08/31/12	8.69	0.08	0.06	0.14	(0.08)	8.75	1.59	3,169	0.90	(d)	1.05	(d)	1.81	(d)	31
Year ended 02/29/12	8.73	0.18	(0.05)	0.13	(0.17)	8.69	1.54	2,975	0.90		1.06		2.05		40
Year ended 02/28/11	8.70	0.19	0.02	0.21	(0.18)	8.73	2.49	2,588	0.90		1.05		2.16		48
Seven months ended 02/28/10	8.56	0.16	0.14	0.30	(0.16)	8.70	3.49	2,086	0.90	(e)	1.12	(e)	3.10	(e)	48
Year ended 07/31/09	9.50	0.46	(0.91)	(0.45)	(0.49)	8.56	(4.70)	1,643	1.02		1.23		5.35		123
Year ended 07/31/08	9.77	0.54	(0.26)	0.28	(0.55)	9.50	2.94	1,310	1.11		1.19		5.62		73

Class Y
Six months ended 08/31/12	8.68	0.10	0.06	0.16	(0.10)	8.74	1.84	25,861	0.40	(d)	0.55	(d)	2.31	(d)	31
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	8.68	2.04	21,676	0.40		0.56		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	8.72	3.00	12,950	0.40		0.55		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	8.69	3.79	8,132	0.40	(e)	0.62	(e)	3.60	(e)	48
Year ended 07/31/09(f)	8.81	0.41	(0.28)	0.13	(0.39)	8.55	1.62	2,545	0.51	(e)	0.75	(e)	5.86	(e)	123

Institutional Class
Six months ended 08/31/12	8.68	0.10	0.06	0.16	(0.10)	8.74	1.84	7,267	0.40	(d)	0.45	(d)	2.31	(d)	31
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	8.68	2.04	6,901	0.40		0.46		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	8.72	3.00	17,481	0.40		0.45		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	8.69	3.79	52,716	0.40	(e)	0.49	(e)	3.60	(e)	48
Year ended 07/31/09	9.49	0.51	(0.92)	(0.41)	(0.53)	8.55	(4.19)	61,174	0.49		0.56		5.88		123
Year ended 07/31/08	9.76	0.60	(0.27)	0.33	(0.60)	9.49	3.51	76,898	0.55		0.55		6.18		73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $18,391,076 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $200,904, $335,134, $3,039, $24,418 and $7,172 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares.

28        Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,017.70	$2.80	$1,022.43	$2.80	0.55%

C	1,000.00	1,017.10	4.58	1,020.67	4.58	0.90

R	1,000.00	1,015.90	4.57	1,020.67	4.58	0.90

Y	1,000.00	1,018.40	2.03	1,023.19	2.04	0.40

Institutional	1,000.00	1,018.40	2.03	1,023.19	2.04	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29        Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Short Term Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short

30        Invesco Short Term Bond Fund

Investment Grade Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund was positioned as a higher quality, lower volatility offering relative to peers and that this was attractive to a number of major distribution partners. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds with investment strategies comparable to those of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

31        Invesco Short Term Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	STB-SAR-1	Invesco Distributors, Inc.

Invesco U.S. Government Fund
Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: AGOVX ▪ B: AGVBX ▪ C: AGVCX ▪ R: AGVRX ▪ Y: AGVYX
Investor: AGIVX ▪ Institutional: AGOIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.33%

Class B Shares	1.94

Class C Shares	1.95

Class R Shares	2.20

Class Y Shares	2.45

Investor Class Shares	2.44

Institutional Class Shares	2.54

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.97

Barclays U.S. Government Bond Index■ (Style-Specific Index)	2.57

Lipper Intermediate U.S. Government Funds Index■ (Peer Group Index)	2.71

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc.; ■ Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.
     The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco U.S. Government Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable
sales charges

Class A Shares

Inception (4/28/87)		5.81%

10	Years	3.86

5	Years	4.92

1	Year	-0.43

Class B Shares

Inception (9/7/93)		4.66%

10	Years	3.75

5	Years	4.82

1	Year	-1.26

Class C Shares

Inception (8/4/97)		4.26%

10	Years	3.59

5	Years	5.13

1	Year	2.75

Class R Shares

Inception (6/3/02)		4.42%

10	Years	4.13

5	Years	5.68

1	Year	4.26

Class Y Shares

10	Years	4.48%

5	Years	6.17

1	Year	4.78

Investor Class Shares

10	Years	4.40%

5	Years	5.95

1	Year	4.52

Institutional Class Shares

10	Years	4.73%

5	Years	6.41

1	Year	4.95

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (4/28/87)		5.81%

10	Years	4.08

5	Years	5.07

1	Year	2.12

Class B Shares

Inception (9/7/93)		4.65%

10	Years	3.98

5	Years	4.98

1	Year	1.42

Class C Shares

Inception (8/4/97)		4.26%

10	Years	3.82

5	Years	5.29

1	Year	5.44

Class R Shares

Inception (6/3/02)		4.41%

10	Years	4.35

5	Years	5.83

1	Year	6.96

Class Y Shares

10	Years	4.70%

5	Years	6.31

1	Year	7.49

Investor Class Shares

10	Years	4.62%

5	Years	6.11

1	Year	7.22

Institutional Class Shares

10	Years	4.95%

5	Years	6.57

1	Year	7.68

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C, Class R, Class Y, Investor Class and Institutional Class shares was 0.92%, 1.67%, 1.67%, 1.17%, 0.67%, 0.92% and 0.48%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco U.S. Government Fund

Schedule of Investments

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–65.67%
Collateralized Mortgage Obligations–34.84%
Fannie Mae REMICs, 5.50%, 04/25/17	$216,319	$221,420

5.00%, 04/25/18 to 09/25/37	17,737,028	18,861,684

4.00%, 07/25/18 to 07/25/40	18,664,414	19,818,965

3.50%, 10/25/18 to 12/25/31	3,995,885	4,069,755

4.50%, 07/25/19 to 07/25/27	4,169,541	4,263,338

4.25%, 12/25/19 to 02/25/37	12,300,021	12,994,897

2.25%, 02/25/21	1,368,798	1,412,889

3.00%, 07/25/22 to 09/25/36	11,936,087	12,315,872

2.50%, 03/25/26	4,618,881	4,826,209

7.00%, 09/18/27	2,364,083	2,786,834

6.50%, 01/25/30 to 03/25/32	7,810,134	8,988,433

5.75%, 10/25/35	2,831,565	3,204,337

0.54%, 05/25/36(a)	11,228,402	11,268,100

0.74%, 03/25/37 to 03/25/40(a)	11,333,097	11,379,638

1.01%, 06/25/37(a)	9,507,035	9,642,039

0.64%, 06/25/38(a)	11,880,639	11,919,786

6.58%, 06/25/39(a)	4,871,795	5,841,379

0.79%, 02/25/41(a)	8,764,855	8,822,477

0.76%, 11/25/41(a)	3,376,383	3,394,982

Federal Home Loan Bank, 5.27%, 12/28/12	1,584,600	1,603,400

5.07%, 10/20/15	4,099,610	4,419,195

Freddie Mac REMICs, 0.85%, 03/15/13	4,181,628	4,182,943

3.50%, 10/15/16 to 12/15/27	4,272,989	4,376,457

4.38%, 05/15/17	250,833	251,184

4.16%, 07/15/17	607,059	610,009

3.77%, 09/15/17	866,440	874,550

3.84%, 09/15/17	1,419,654	1,434,910

4.00%, 12/15/17 to 03/15/38	12,531,050	12,932,267

4.50%, 07/15/18 to 10/15/36	8,745,038	8,947,704

3.00%, 10/15/18 to 04/15/26	10,522,832	10,921,174

3.75%, 10/15/18	2,300,899	2,368,999

4.25%, 01/15/19	2,701,741	2,769,044

5.00%, 01/15/19 to 11/15/32	6,726,262	7,067,485

0.64%, 04/15/28 to 06/15/37(a)	23,215,132	23,312,893

5.25%, 08/15/32	2,660,210	2,714,248

0.74%, 12/15/35 to 03/15/40(a)	11,911,295	12,004,320

0.54%, 03/15/36(a)	10,234,354	10,281,186

5.75%, 05/15/36	2,259,129	2,355,300

0.60%, 11/15/36(a)	5,338,396	5,354,808

0.59%, 03/15/39(a)	1,985,706	1,992,463

0.69%, 03/15/39 to 02/15/42(a)	32,494,995	32,668,977

1.10%, 11/15/39(a)	2,068,873	2,093,837

Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	14,430,648	15,082,242

4.50%, 05/20/33 to 01/16/34	35,390,572	37,036,652

5.76%, 08/20/34(a)	3,597,356	4,183,619

5.84%, 01/20/39(a)	9,296,498	10,743,954

1.04%, 09/16/39(a)	4,846,389	4,946,458

4.51%, 07/20/41(a)	2,959,910	3,296,080

		386,859,392

Federal Deposit Insurance Company (FDIC)–0.20%
Series 2010-S1, Class 1A Floating Rate Pass Through Ctfs., 0.80%, 02/25/48(a)(b)	2,240,220	2,246,195

Federal Home Loan Mortgage Corp. (FHLMC)–13.79%
Pass Through Ctfs., 12.00%, 02/01/13	18	18

7.00%, 12/01/14 to 03/01/36	3,134,370	3,591,309

6.50%, 04/01/15 to 12/01/35	14,638,797	16,888,053

8.00%, 12/01/15 to 02/01/35	6,518,661	8,021,605

10.00%, 02/01/16 to 04/01/20	194,163	231,513

6.00%, 06/01/17 to 07/01/38	5,601,773	6,141,947

10.50%, 08/01/19 to 01/01/21	25,769	29,021

4.50%, 09/01/20 to 01/01/40	11,640,443	12,833,866

8.50%, 09/01/20 to 08/01/31	501,702	624,631

7.50%, 11/01/20 to 05/01/35	5,298,206	6,434,868

9.50%, 11/01/20 to 04/01/25	153,461	183,188

9.00%, 06/01/21 to 04/01/25	614,061	714,006

5.50%, 12/01/22 to 11/01/39	8,740,348	9,573,166

3.50%, 08/01/26	6,268,394	6,761,496

7.05%, 05/20/27	420,601	484,031

6.03%, 10/20/30	881,207	1,019,365

5.00%, 07/01/35 to 01/01/40	7,592,930	8,334,610

Pass Through Ctfs., ARM, 2.76%, 09/01/35(a)	3,784,839	4,064,377

2.44%, 10/01/36(a)	3,811,570	4,089,317

2.66%, 10/01/36(a)	1,652,589	1,767,712

2.81%, 12/01/36(a)	1,138,620	1,220,126

2.28%, 05/01/37(a)	1,158,335	1,234,040

5.51%, 11/01/37(a)	3,948,071	4,275,889

5.38%, 01/01/38(a)	811,597	872,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., TBA, 3.50%, 10/01/42(c)	$17,000,000	$17,953,595

4.00%, 10/01/42(c)	33,500,000	35,792,656

		153,136,638

Federal National Mortgage Association (FNMA)–13.91%
Pass Through Ctfs., 5.00%, 01/01/17 to 03/01/40	16,760,443	18,400,356

7.00%, 10/01/12 to 06/01/36	10,271,554	11,899,169

6.00%, 10/01/13 to 10/01/38	21,421,218	23,683,192

7.50%, 02/01/14 to 08/01/37	7,656,198	9,286,509

8.00%, 02/01/14 to 12/01/36	6,377,821	7,795,275

12.00%, 12/01/15 to 01/01/16	12,829	13,144

6.50%, 04/01/16 to 10/01/38	13,524,357	15,462,020

9.50%, 07/01/16 to 08/01/22	26,038	29,819

9.00%, 12/01/16	54,453	60,803

4.50%, 04/01/19 to 08/01/39	11,881,101	13,151,895

10.00%, 12/20/19 to 12/20/21	168,573	178,737

5.50%, 03/01/21 to 05/01/35	14,481,520	16,055,006

6.75%, 07/01/24	827,286	961,580

8.50%, 09/01/24 to 08/01/37	4,274,460	5,314,536

10.24%, 04/20/25	86,721	92,325

6.95%, 07/01/25 to 09/01/26	191,440	218,522

Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	4,867,067	5,215,388

2.32%, 05/01/35(a)	2,929,456	3,122,385

2.59%, 01/01/37(a)	12,948,689	13,943,598

Pass Through Ctfs., BAL, 3.84%, 04/01/18	5,775,434	6,459,795

Pass Through Ctfs., TBA, 3.00%, 10/01/42(c)	1,500,000	1,552,734

4.00%, 10/01/42(c)	1,500,000	1,606,641

		154,503,429

Government National Mortgage Association (GNMA)–2.93%
Pass Through Ctfs., 8.00%, 12/15/16 to 08/15/36	3,023,545	3,560,854

12.00%, 09/15/13 to 07/15/15	4,722	4,952

13.00%, 10/15/14 to 12/15/14	8,071	8,139

11.00%, 09/15/15	219	220

10.50%, 02/15/16	1,968	1,982

10.00%, 06/15/16 to 07/15/24	295,888	323,189

8.50%, 09/20/16 to 01/15/37	557,294	655,868

9.00%, 10/15/16 to 04/15/21	82,734	85,849

8.75%, 10/20/16	25,896	26,034

9.50%, 08/15/17 to 03/15/23	109,314	121,687

6.50%, 09/15/17 to 01/15/37	6,310,242	7,291,466

7.00%, 07/15/18 to 12/15/36	2,680,114	3,174,500

6.95%, 07/20/25 to 11/20/26	618,181	733,039

7.50%, 03/15/26 to 10/15/35	3,323,254	4,029,489

6.00%, 12/15/28 to 08/15/33	2,452,601	2,787,839

6.10%, 12/20/33	3,720,358	4,305,822

Pass Through Ctfs., TBA, 3.50%, 09/01/42(c)	5,000,000	5,406,250

		32,517,179

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $709,315,323)		729,262,833

U.S. Government Sponsored Agency Securities–18.60%
Federal Agricultural Mortgage Corp.–2.30%
Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	7,189,090

Sr. Unsec. Notes, 2.00%, 07/27/16	4,000,000	4,185,993

Unsec. Medium-Term Notes, 1.25%, 12/06/13	7,000,000	7,087,599

0.85%, 08/11/14	7,000,000	7,070,515

		25,533,197

Federal Farm Credit Bank (FFCB)–2.03%
Bonds, 3.00%, 09/22/14	3,600,000	3,803,216

1.05%, 03/28/16	7,000,000	7,142,964

Global Bonds, 1.38%, 06/25/13	2,000,000	2,019,397

Medium-Term Notes, 5.75%, 12/07/28	7,000,000	9,548,961

		22,514,538

Federal Home Loan Bank (FHLB)–1.51%
Global Bonds, 0.50%, 11/20/15	11,800,000	11,850,553

Unsec. Bonds, 1.50%, 10/12/17	4,800,000	4,962,440

		16,812,993

Federal Home Loan Mortgage Corp. (FHLMC)–4.78%
Sr. Unsec. Global Notes, 5.00%, 04/18/17	2,750,000	3,292,546

Unsec. Global Notes, 0.75%, 11/25/14	9,700,000	9,807,467

0.63%, 12/29/14	9,800,000	9,882,087

2.00%, 08/25/16	5,500,000	5,814,114

1.00%, 03/08/17	10,300,000	10,462,573

1.25%, 08/01/19	4,800,000	4,805,117

Series 1, Unsec. Global Notes,1.00%, 07/28/17	8,950,000	9,067,122

		53,131,026

Federal National Mortgage Association (FNMA)–5.74%
Sr. Unsec. Global Bonds, 5.00%, 05/11/17	4,000,000	4,792,991

Sr. Unsec. Global Notes, 0.38%, 03/16/15	8,000,000	8,022,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Global Notes, 3.00%, 09/16/14	$2,100,000	$2,216,764

0.50%, 05/27/15	5,850,000	5,877,659

1.63%, 10/26/15	6,000,000	6,233,010

2.25%, 03/15/16	5,000,000	5,300,761

2.38%, 04/11/16	2,300,000	2,455,581

5.25%, 09/15/16	1,750,000	2,077,576

1.13%, 04/27/17	5,450,000	5,563,448

0.88%, 08/28/17	7,250,000	7,293,593

Unsec. Notes, 1.38%, 11/15/16	3,000,000	3,099,165

Series 1, Unsec. Global Notes, 0.50%, 09/28/15	10,800,000	10,842,815

		63,775,959

Tennessee Valley Authority (TVA)–2.24%
Tennessee Valley Authority, Global Bonds, 4.88%, 12/15/16	11,377,000	13,399,751

Sr. Unsec. Global Notes, 5.50%, 07/18/17	7,700,000	9,433,558

Unsec. Notes, 1.88%, 08/15/22	2,000,000	2,007,726

		24,841,035

Total U.S. Government Sponsored Agency Securities (Cost $200,116,223)		206,608,748

U.S. Treasury Securities–16.56%
U.S. Treasury Notes–11.69%
1.00%, 10/31/16	5,000,000	5,110,938

0.88%, 11/30/16	5,000,000	5,085,938

0.63%, 05/31/17	7,000,000	7,024,062

2.75%, 05/31/17	6,000,000	6,615,937

2.38%, 07/31/17(d)	16,000,000	17,380,000

1.38%, 12/31/18	3,000,000	3,092,813

1.25%, 01/31/19	7,500,000	7,668,750

3.50%, 05/15/20	14,500,000	17,037,500

2.63%, 08/15/20	7,000,000	7,764,531

3.13%, 05/15/21	20,000,000	22,975,000

2.13%, 08/15/21	3,700,000	3,931,250

2.00%, 11/15/21	5,000,000	5,242,187

1.75%, 05/15/22	20,500,000	20,916,406

		129,845,312

U.S. Treasury Bonds–4.35%
7.88%, 02/15/21	6,500,000	9,972,422

7.50%, 11/15/24	7,320,000	11,923,594

3.50%, 02/15/39	2,500,000	2,946,875

4.25%, 05/15/39	2,900,000	3,854,734

4.63%, 02/15/40	2,800,000	3,942,313

4.38%, 05/15/41	11,500,000	15,638,203

		48,278,141

U.S. Treasury Inflation–Indexed Bonds–0.52%
0.75%, 02/15/42	5,280,392 (e)	5,761,403

Total U.S. Treasury Securities (Cost $167,477,370)		183,884,856

Foreign Bonds–2.27%
Collateralized Mortgage Obligations–2.01%
La Hipotecaria S.A. de C.V. (Panama)–Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39(a)(b)	21,408,984	22,312,176

Sovereign Debt–0.26%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	2,200,000	2,838,498

Total Foreign Bonds (Cost $24,353,321)		25,150,674

Corporate Bonds and Notes–1.47%
Diversified Banks–0.01%
U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	70,000	70,147

Private Export Funding Corp.–1.46%
Private Export Funding Corp., Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,296,206

1.38%, 02/15/17	5,000,000	5,150,262

4.30%, 12/15/21	4,800,000	5,835,432

		16,281,900

Total Corporate Bonds and Notes (Cost $14,836,635)		16,352,047

	Shares
Money Market Funds–0.70%
Government & Agency Portfolio–Institutional Class (Cost $7,815,761)(f)	7,815,761	7,815,761

TOTAL INVESTMENTS–105.27% (Cost $1,123,914,633)		1,169,074,919

OTHER ASSETS LESS LIABILITIES–(5.27)%		(58,552,661)

NET ASSETS–100.00%		$1,110,522,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco U.S. Government Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortagage
BAL	– Ballon
Ctfs.	– Certificates
Gtd.	– Guaranteed
REMIC	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $31,747,461, which represented 2.86% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e)	Principal amount of security and interest payments are adjusted for inflation.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments
as of August 31, 2012

U.S. Government Sponsored Mortgage-Backed Securities	62.3%

U.S. Government Sponsored Agency Securities	17.7

U.S. Treasury Securities	15.7

Foreign Bonds	2.2

Corporate Bonds and Notes	1.4

Money Market Funds	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,116,098,872)	$1,161,259,158

Investments in affiliated money market funds, at value and cost	7,815,761

Total investments, at value (Cost $1,123,914,633)	1,169,074,919

Cash	67,877

Receivable for:
Investments sold	56,894,465

Variation margin	948,292

Fund shares sold	512,862

Dividends and interest	4,405,523

Principal paydowns	481,862

Investment for trustee deferred compensation and retirement plans	92,352

Other assets	101,111

Total assets	1,232,579,263

Liabilities:
Payable for:
Investments purchased	119,400,758

Fund shares reacquired	1,174,505

Dividends	334,912

Accrued fees to affiliates	723,145

Accrued other operating expenses	196,682

Trustee deferred compensation and retirement plans	227,003

Total liabilities	122,057,005

Net assets applicable to shares outstanding	$1,110,522,258

Net assets consist of:
Shares of beneficial interest	$1,193,437,969

Undistributed net investment income	(7,816,037)

Undistributed net realized gain (loss)	(121,870,802)

Unrealized appreciation	46,771,128

$1,110,522,258

Net Assets:
Class A	$881,129,560

Class B	$46,501,455

Class C	$74,205,000

Class R	$13,441,534

Class Y	$8,266,625

Investor Class	$80,356,265

Institutional Class	$6,621,819

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	93,744,717

Class B	4,929,547

Class C	7,899,569

Class R	1,428,469

Class Y	878,227

Investor Class	8,540,746

Institutional Class	704,630

Class A:
Net asset value per share	$9.40

Maximum offering price per share
(Net asset value of $9.40 divided by 95.25%)	$9.87

Class B:
Net asset value and offering price per share	$9.43

Class C:
Net asset value and offering price per share	$9.39

Class R:
Net asset value and offering price per share	$9.41

Class Y:
Net asset value and offering price per share	$9.41

Investor Class:
Net asset value and offering price per share	$9.41

Institutional Class:
Net asset value and offering price per share	$9.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$13,024,563

Dividends from affiliated money market funds	1,400

Total investment income	13,025,963

Expenses:
Advisory fees	2,189,652

Administrative services fees	156,308

Custodian fees	15,537

Distribution fees:

Class A	1,127,978

Class B	255,929

Class C	381,166

Class R	34,132

Investor Class	104,464

Transfer agent fees — A, B, C, R, Y and Investor	1,111,555

Transfer agent fees — Institutional	2,987

Trustees’ and officers’ fees and benefits	41,179

Other	140,062

Total expenses	5,560,949

Less: Fees waived and expense offset arrangement(s)	(8,478)

Net expenses	5,552,471

Net investment income	7,473,492

Realized and unrealized gain from:
Net realized gain from:
Investment securities	5,370,796

Futures contracts	3,641,763

9,012,559

Change in net unrealized appreciation of:
Investment securities	7,314,718

Futures contracts	2,078,144

9,392,862

Net realized and unrealized gain	18,405,421

Net increase in net assets resulting from operations	$25,878,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$7,473,492	$16,970,599

Net realized gain	9,012,559	41,970,761

Change in net unrealized appreciation	9,392,862	10,666,450

Net increase in net assets resulting from operations	25,878,913	69,607,810

Distributions to shareholders from net investment income:
Class A	(12,059,795)	(21,518,361)

Class B	(495,075)	(1,207,780)

Class C	(733,829)	(1,488,982)

Class R	(165,397)	(408,651)

Class Y	(108,112)	(150,892)

Investor Class	(1,116,898)	(2,623,684)

Institutional Class	(91,285)	(280,679)

Total distributions from net investment income	(14,770,391)	(27,679,029)

Share transactions–net:
Class A	(40,128,621)	589,732,288

Class B	(9,996,939)	8,080,122

Class C	(3,747,996)	21,105,628

Class R	(843,763)	(3,519,210)

Class Y	385,323	(1,762,603)

Investor Class	(5,684,859)	(21,630,400)

Institutional Class	1,250,034	(1,615,275)

Net increase (decrease) in net assets resulting from share transactions	(58,766,821)	590,390,550

Net increase (decrease) in net assets	(47,658,299)	632,319,331

Net assets:
Beginning of period	1,158,180,557	525,861,226

End of period (includes undistributed net investment income of $(7,816,037) and $(519,138), respectively)	$1,110,522,258	$1,158,180,557

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange

11        Invesco U.S. Government Fund

those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

12        Invesco U.S. Government Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

13        Invesco U.S. Government Fund

L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.50%

Next $300 million	0.40%

Next $500 million	0.35%

Next $19.5 billion	0.30%

Over $20.5 billion	0.24%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.03%, 1.78%, 1.78%, 1.28%, 0.78%, 1.03% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $5,667.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $39,172 in front-end sales commissions from the sale of Class A shares and $833, $50,717 and $2,381 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14        Invesco U.S. Government Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$7,815,761	$—	$—	$7,815,761

U.S. Treasury Securities	—	183,884,856	—	183,884,856

U.S. Government Sponsored Securities	—	935,871,581	—	935,871,581

Corporate Debt Securities	—	16,352,047	—	16,352,047

Foreign Government Debt Securities	—	2,838,498	—	2,838,498

Foreign Bonds	—	22,312,176	—	22,312,176

	7,815,761	1,161,259,158	—	1,169,074,919

Futures*	1,610,842	—	—	1,610,842

Total Investments	$9,426,603	$1,161,259,158	$—	$1,170,685,761

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures Contracts(a)	$2,060,511	$(449,669)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$3,641,763

Change in Unrealized Appreciation
Interest rate risk	$2,078,144

Total	$5,719,907

*	The average notional value of futures outstanding during the period was $59,012,255.

15        Invesco U.S. Government Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
Ultra U.S. Treasury Bonds	569	December-2012	$96,161,000	$1,314,618

U.S Treasury 5 Year Notes	868	December-2012	108,208,407	513,553

U.S. Treasury 2 Year Notes	358	December-2012	78,966,968	60,779

U.S. Treasury 10 Year Notes	101	December-2012	13,505,594	171,561

Subtotal			$296,481,969	$2,060,511

Short Contracts
U.S. Treasury Long Bonds	378	December-2012	$(57,231,563)	$(449,669)

Total			$239,610,406	$1,610,842

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $2,811.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16        Invesco U.S. Government Fund

  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward
Expiration	Short-Term	Long-Term	Total

February 28, 2014	$15,790,907	$—	$15,790,907

February 28, 2015	29,211,253	—	29,211,253

February 29, 2016	13,835,615	—	13,835,615

February 28, 2017	67,554,183	—	67,554,183

February 28, 2018	2,548,812	—	2,548,812

Total capital loss carryforward	$128,940,770	$—	$128,940,770

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $653,720,559 and $708,872,035, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $38,157,673 and $42,545,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,918,181

Aggregate unrealized (depreciation) of investment securities	(2,110,332)

Net unrealized appreciation of investment securities	$40,807,849

Cost of investments for tax purposes is $1,128,267,070.

17        Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	4,163,132	$38,840,890	12,691,127	$116,252,742

Class B	188,004	1,762,997	1,170,533	10,853,261

Class C	718,414	6,712,008	2,829,210	26,078,413

Class R	223,866	2,090,774	583,767	5,357,539

Class Y	174,316	1,631,118	454,378	4,213,485

Investor Class	301,967	2,817,603	1,099,764	10,130,756

Institutional Class	169,293	1,579,373	677,715	6,128,985

Issued as reinvestment of dividends:
Class A	1,062,047	9,923,922	1,912,370	17,639,058

Class B	48,483	454,502	119,640	1,104,275

Class C	70,184	655,280	139,326	1,281,035

Class R	17,815	166,644	44,316	406,544

Class Y	9,268	86,763	10,486	96,649

Investor Class	114,221	1,068,280	274,474	2,518,113

Institutional Class	9,695	90,653	29,902	275,306

Automatic conversion of Class B shares to Class A shares:
Class A	554,949	5,168,982	1,673,788	15,269,421

Class B	(552,577)	(5,168,982)	(1,649,592)	(15,269,421)

Issued in connection with acquisitions:(b)
Class A	—	—	70,366,363	635,834,431

Class B	—	—	3,127,629	28,365,835

Class C	—	—	2,425,190	21,904,508

Class Y	—	—	206,485	1,868,182

Institutional Class	—	—	1,121	10,127

Reacquired:
Class A	(10,090,664)	(94,062,415)	(21,273,517)	(195,263,364)

Class B	(753,593)	(7,045,456)	(1,867,041)	(16,973,828)

Class C	(1,192,473)	(11,115,284)	(3,078,295)	(28,158,328)

Class R	(332,618)	(3,101,181)	(1,014,519)	(9,283,293)

Class Y	(142,889)	(1,332,558)	(883,817)	(7,940,919)

Investor Class	(1,025,369)	(9,570,742)	(3,750,711)	(34,279,269)

Institutional Class	(45,034)	(419,992)	(862,070)	(8,029,693)

Net increase (decrease) in share activity	(6,309,563)	$(58,766,821)	65,458,022	$590,390,550

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Government Securities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 76,126,788 shares of the Fund for 71,200,588 shares outstanding of the Target Fund as of the close of business on June 3, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, June 3, 2011. The Target Fund’s net assets at that date of $687,983,083 including $16,000,783 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $492,673,816. The net assets of the Fund immediately following the acquisition were $1,180,656,899. The pro forma results of operations for the year ended February 29, 2012, assuming the reorganization has been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$23,075,834

Net realized/unrealized gains	171,635,474

Change in net assets resulting from operations	$194,711,308

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since June 6, 2011.

18        Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$9.31	$0.07	$0.15	$0.22	$(0.13)	$9.40	2.33%	$881,130	0.89	%(d)	0.89	%(d)	1.39	%(d)	58%
Year ended 02/29/12	8.91	0.16	0.50	0.66	(0.26)	9.31	7.50	912,434	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.11	0.27	(0.27)	8.91	3.04	291,338	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.82	0.16	0.14	0.30	(0.21)	8.91	3.45	312,180	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.62	0.32	0.26	0.58	(0.38)	8.82	6.81	408,039	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.23	0.60	(0.42)	8.62	7.28	335,216	1.06		1.06		4.25		112

Class B
Six months ended 08/31/12	9.34	0.03	0.15	0.18	(0.09)	9.43	1.94	46,501	1.64	(d)	1.64	(d)	0.64	(d)	58
Year ended 02/29/12	8.94	0.10	0.49	0.59	(0.19)	9.34	6.69	56,028	1.67		1.67		1.03		157
Year ended 02/28/11	8.94	0.09	0.11	0.20	(0.20)	8.94	2.27	45,597	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.85	0.12	0.14	0.26	(0.17)	8.94	2.99	67,389	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.65	0.26	0.26	0.52	(0.32)	8.85	6.01	84,501	1.73		1.73		2.90		69
Year ended 07/31/08	8.46	0.30	0.25	0.55	(0.36)	8.65	6.60	97,091	1.81		1.81		3.50		112

Class C
Six months ended 08/31/12	9.30	0.03	0.15	0.18	(0.09)	9.39	1.95	74,205	1.64	(d)	1.64	(d)	0.64	(d)	58
Year ended 02/29/12	8.90	0.10	0.49	0.59	(0.19)	9.30	6.69	77,221	1.67		1.67		1.03		157
Year ended 02/28/11	8.90	0.09	0.11	0.20	(0.20)	8.90	2.27	53,323	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.82	0.12	0.13	0.25	(0.17)	8.90	2.88	66,881	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.62	0.26	0.26	0.52	(0.32)	8.82	6.02	70,062	1.73		1.73		2.90		69
Year ended 07/31/08	8.43	0.30	0.25	0.55	(0.36)	8.62	6.61	45,269	1.81		1.81		3.50		112

Class R
Six months ended 08/31/12	9.32	0.05	0.15	0.20	(0.11)	9.41	2.20	13,442	1.14	(d)	1.14	(d)	1.14	(d)	58
Year ended 02/29/12	8.92	0.14	0.50	0.64	(0.24)	9.32	7.23	14,155	1.17		1.17		1.53		157
Year ended 02/28/11	8.91	0.14	0.12	0.26	(0.25)	8.92	2.90	16,999	1.23		1.23		1.50		70
Seven months ended 02/28/10	8.83	0.14	0.14	0.28	(0.20)	8.91	3.18	13,655	1.29	(e)	1.29	(e)	2.76	(e)	26
Year ended 07/31/09	8.63	0.30	0.26	0.56	(0.36)	8.83	6.54	12,447	1.23		1.23		3.40		69
Year ended 07/31/08	8.44	0.34	0.25	0.59	(0.40)	8.63	7.14	6,300	1.31		1.31		4.00		112

Class Y
Six months ended 08/31/12	9.32	0.08	0.15	0.23	(0.14)	9.41	2.45	8,267	0.64	(d)	0.64	(d)	1.64	(d)	58
Year ended 02/29/12	8.92	0.19	0.49	0.68	(0.28)	9.32	7.76	7,805	0.67		0.67		2.03		157
Year ended 02/28/11	8.91	0.18	0.12	0.30	(0.29)	8.92	3.42	9,366	0.73		0.73		2.00		70
Seven months ended 02/28/10	8.83	0.17	0.13	0.30	(0.22)	8.91	3.49	2,243	0.79	(e)	0.79	(e)	3.26	(e)	26
Year ended 07/31/09(f)	8.70	0.29	0.17	0.46	(0.33)	8.83	5.30	4,112	0.71	(e)	0.71	(e)	3.92	(e)	69

Investor Class
Six months ended 08/31/12	9.31	0.07	0.16	0.23	(0.13)	9.41	2.44	80,356	0.89	(d)	0.89	(d)	1.39	(d)	58
Year ended 02/29/12	8.92	0.16	0.49	0.65	(0.26)	9.31	7.37	85,227	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.13	0.29	(0.28)	8.92	3.16	102,784	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.83	0.16	0.13	0.29	(0.21)	8.91	3.33	65,244	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.63	0.32	0.26	0.58	(0.38)	8.83	6.82	51,292	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.25	0.62	(0.43)	8.63	7.45	41,807	1.02		1.02		4.29		112

Institutional Class
Six months ended 08/31/12	9.31	0.08	0.15	0.23	(0.14)	9.40	2.54	6,622	0.55	(d)	0.55	(d)	1.73	(d)	58
Year ended 02/29/12	8.91	0.20	0.50	0.70	(0.30)	9.31	7.99	5,311	0.48		0.48		2.22		157
Year ended 02/28/11	8.92	0.20	0.10	0.30	(0.31)	8.91	3.41	6,454	0.53		0.53		2.20		70
Seven months ended 02/28/10	8.84	0.18	0.14	0.32	(0.24)	8.92	3.62	14,052	0.56	(e)	0.56	(e)	3.49	(e)	26
Year ended 07/31/09	8.63	0.36	0.27	0.63	(0.42)	8.84	7.42	18,303	0.52		0.52		4.11		69
Year ended 07/31/08	8.45	0.41	0.24	0.65	(0.47)	8.63	7.80	24,494	0.56		0.56		4.75		112

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $736,836,392 and sold of $245,862,985 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $895,026, $50,768, $75,612, $13,542, $7,438, $82,890 and $5,925 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares and the maximum sales charge for Class A shares changed from 4.75% to 4.25%.

19        Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		Actual		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,023.30	$4.54	$1,020.72	$4.53	0.89%

B	1,000.00	1,019.40	8.35	1,016.94	8.34	1.64

C	1,000.00	1,019.50	8.35	1,016.94	8.34	1.64

R	1,000.00	1,022.00	5.81	1,019.46	5.80	1.14

Y	1,000.00	1,024.50	3.27	1,021.98	3.26	0.64

Investor	1,000.00	1,024.40	4.54	1,020.72	4.53	0.89

Institutional	1,000.00	1,025.40	2.81	1,022.43	2.80	0.55

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20        Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco U.S. Government Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

21        Invesco U.S. Government Fund

Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco U.S. Government Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	GOV-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: November 8, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.